UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2023
Vanguard Selected Value Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Selected Value Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,083.80	$2.22
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.66	2.16
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.43%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Selected Value Fund
Fund Allocation
As of April 30, 2023
Communication Services	1.7%
Consumer Discretionary	17.1
Consumer Staples	0.9
Energy	3.7
Financials	26.2
Health Care	8.3
Industrials	20.0
Information Technology	9.9
Materials	7.3
Real Estate	2.7
Utilities	2.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Selected Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.7%)
Communication Services (1.5%)
	Omnicom Group Inc.	684,200	61,968
*	Activision Blizzard Inc.	416,330	32,353
			94,321
Consumer Discretionary (16.2%)
	Gildan Activewear Inc.	3,479,628	113,366
*	Taylor Morrison Home Corp. Class A	2,232,743	96,209
	Lear Corp.	545,377	69,623
*	Skechers USA Inc. Class A	1,203,063	63,991
	Gentex Corp.	2,217,574	61,183
*	M/I Homes Inc.	893,000	60,403
*	Helen of Troy Ltd.	573,740	57,569
	Hasbro Inc.	903,586	53,510
	PVH Corp.	586,275	50,308
	Newell Brands Inc.	4,134,510	50,234
*	CarMax Inc.	701,040	49,094
	Magna International Inc.	923,402	48,165
	Gap Inc.	4,629,193	44,440
*	Mohawk Industries Inc.	368,505	39,025
	American Eagle Outfitters Inc.	2,764,660	37,019
	Whirlpool Corp.	238,100	33,236
	LKQ Corp.	423,150	24,428
	Hanesbrands Inc.	3,982,200	20,867
			972,670
Consumer Staples (0.9%)
	Ingredion Inc.	271,800	28,857
	Spectrum Brands Holdings Inc.	381,651	25,380
			54,237
Energy (3.5%)
	Civitas Resources Inc.	770,911	53,231
	Williams Cos. Inc.	1,616,200	48,906
	NOV Inc.	2,437,700	40,832
	Halliburton Co.	1,164,105	38,124
	Chord Energy Corp.	200,000	28,466
			209,559
Financials (24.8%)
	Globe Life Inc.	929,116	100,828
	Unum Group	2,337,048	98,623
	Fidelity National Financial Inc.	2,372,466	84,199
	Voya Financial Inc.	921,202	70,454
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	2,152,878	68,957
	State Street Corp.	921,970	66,622
	CNO Financial Group Inc.	2,781,935	62,427
	Equitable Holdings Inc.	2,353,647	61,171
	Essent Group Ltd.	1,314,260	55,817
	Radian Group Inc.	2,170,000	52,666
	Brookfield Asset Management Ltd. Class A	1,525,030	51,165
*	Genworth Financial Inc. Class A	7,156,600	41,580
	Cboe Global Markets Inc.	297,000	41,491
	Regions Financial Corp.	2,085,951	38,089
	CNA Financial Corp.	970,889	37,777
*	Markel Corp.	27,490	37,621
	M&T Bank Corp.	293,100	36,872
	Allstate Corp.	314,565	36,414
	Reinsurance Group of America Inc.	252,418	35,924
	Axis Capital Holdings Ltd.	627,621	35,486
	Discover Financial Services	323,359	33,458
	Loews Corp.	521,400	30,017
	Fifth Third Bancorp	1,122,424	29,407
*	Arch Capital Group Ltd.	382,291	28,699
	Ally Financial Inc.	1,000,000	26,380
	Invesco Ltd.	1,529,420	26,199
	FirstCash Holdings Inc.	247,630	25,513
	Webster Financial Corp.	679,063	25,329
	RenaissanceRe Holdings Ltd.	114,990	24,770
	MGIC Investment Corp.	1,612,799	23,982
	American International Group Inc.	388,682	20,616
	Glacier Bancorp Inc.	515,081	17,116
	KeyCorp.	1,492,763	16,808
	Comerica Inc.	370,173	16,054
	Jackson Financial Inc. Class A	361,503	13,018
	Everest Re Group Ltd.	31,771	12,009
	Navient Corp.	479,339	7,928
			1,491,486
Health Care (7.9%)
[1]	Fresenius Medical Care AG & Co. KGaA ADR	3,588,489	86,913
	Baxter International Inc.	1,216,320	57,994
	DENTSPLY SIRONA Inc.	1,278,230	53,596
4

Selected Value Fund
		Shares	Market Value• ($000)
*	Integra LifeSciences Holdings Corp.	899,532	49,762
	Perrigo Co. plc	1,306,241	48,579
	Laboratory Corp. of America Holdings	211,580	47,967
	Teleflex Inc.	173,990	47,416
	Cardinal Health Inc.	572,722	47,021
*	Henry Schein Inc.	429,802	34,732
			473,980
Industrials (18.9%)
*	AerCap Holdings NV	3,504,801	197,531
	Acuity Brands Inc.	620,587	97,668
	Terex Corp.	1,313,373	58,563
	Esab Corp.	898,380	52,430
	BWX Technologies Inc.	729,045	47,082
	SS&C Technologies Holdings Inc.	790,883	46,298
	Westinghouse Air Brake Technologies Corp.	470,769	45,980
	AMETEK Inc.	323,710	44,649
	Woodward Inc.	463,885	44,542
	Stanley Black & Decker Inc.	505,350	43,632
	Ritchie Bros Auctioneers Inc.	745,569	42,639
	MSC Industrial Direct Co. Inc. Class A	457,552	41,514
	Fortune Brands Innovations Inc.	572,191	37,015
	Enerpac Tool Group Corp. Class A	1,539,856	36,587
	Triton International Ltd.	426,700	35,275
*	JetBlue Airways Corp.	4,790,529	34,204
*	JELD-WEN Holding Inc.	2,664,409	34,051
*	MasTec Inc.	379,846	33,734
*	Gates Industrial Corp. plc	2,455,530	33,076
	Armstrong World Industries Inc.	472,630	32,451
	Textainer Group Holdings Ltd.	746,360	26,197
	MDU Resources Group Inc.	781,863	22,846
	Genpact Ltd.	505,149	22,505
	Snap-on Inc.	56,185	14,575
*,1	Air France KLM ADR	4,102,756	7,159
*	Masterbrand Inc.	572,191	4,618
			1,136,821
Information Technology (9.4%)
	TE Connectivity Ltd.	908,655	111,192
*	Arrow Electronics Inc.	802,408	91,820
	Avnet Inc.	1,564,918	64,568
	Open Text Corp.	1,679,524	63,637
	Cognizant Technology Solutions Corp. Class A	839,956	50,154
	Amdocs Ltd.	528,363	48,213
	MKS Instruments Inc.	536,880	45,028
	Micron Technology Inc.	521,049	33,535
*,1	Celestica Inc.	3,057,329	33,203
	Juniper Networks Inc.	392,407	11,831
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	712,568	10,204
			563,385
Materials (6.9%)
	Dow Inc.	1,324,763	72,067
*	Axalta Coating Systems Ltd.	1,982,429	62,585
	Olin Corp.	1,093,779	60,595
	US Steel Corp.	2,343,700	53,624
*	Eldorado Gold Corp.	3,834,000	42,366
*	IAMGOLD Corp.	14,779,630	42,122
	Kinross Gold Corp.	7,062,729	35,667
[1]	Centerra Gold Inc.	3,735,276	25,213
*,1	Equinox Gold Corp.	2,671,383	13,270
	Mosaic Co.	239,370	10,257
			417,766
Real Estate (2.6%)
*	CBRE Group Inc. Class A	936,474	71,790
*	Howard Hughes Corp.	474,941	36,746
	DiamondRock Hospitality Co.	4,184,066	33,933
	Park Hotels & Resorts Inc.	1,024,815	12,349
			154,818
Utilities (2.1%)
	Edison International	943,328	69,429
	Atmos Energy Corp.	303,473	34,638
	Entergy Corp.	110,564	11,895
	Constellation Energy Corp.	141,989	10,990
			126,952
Total Common Stocks (Cost $5,030,745)			5,695,995
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.853% (Cost $341,238)	3,413,201	341,286
Total Investments (100.4%) (Cost $5,371,983)			6,037,281
Other Assets and Liabilities—Net (-0.4%)			(26,308)
Net Assets (100%)			6,010,973
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,209,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,885,000 was received for securities on loan.
ADR—American Depositary Receipt.

5

Selected Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	421	88,168	6,089

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,030,745)	5,695,995
Affiliated Issuers (Cost $341,238)	341,286
Total Investments in Securities	6,037,281
Investment in Vanguard	214
Cash	1,900
Cash Collateral Pledged—Futures Contracts	4,864
Foreign Currency, at Value (Cost $26)	24
Receivables for Investment Securities Sold	2,694
Receivables for Accrued Income	4,130
Receivables for Capital Shares Issued	3,007
Variation Margin Receivable—Futures Contracts	884
Total Assets	6,054,998
Liabilities
Payables for Investment Securities Purchased	19,704
Collateral for Securities on Loan	16,885
Payables to Investment Advisor	4,043
Payables for Capital Shares Redeemed	3,000
Payables to Vanguard	393
Total Liabilities	44,025
Net Assets	6,010,973
1 Includes $16,209,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	5,181,226
Total Distributable Earnings (Loss)	829,747
Net Assets	6,010,973

Net Assets
Applicable to 228,000,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,010,973
Net Asset Value Per Share	$26.36

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	62,093
Interest[2]	6,731
Securities Lending—Net	38
Total Income	68,862
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,602
Performance Adjustment	1,315
The Vanguard Group—Note C
Management and Administrative	4,542
Marketing and Distribution	143
Custodian Fees	12
Shareholders’ Reports	63
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	12,686
Expenses Paid Indirectly	(33)
Net Expenses	12,653
Net Investment Income	56,209
Realized Net Gain (Loss)
Investment Securities Sold[2]	131,130
Futures Contracts	3,558
Foreign Currencies	(1)
Realized Net Gain (Loss)	134,687
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	277,754
Futures Contracts	6,677
Change in Unrealized Appreciation (Depreciation)	284,431
Net Increase (Decrease) in Net Assets Resulting from Operations	475,327
1	Dividends are net of foreign withholding taxes of $749,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,600,000, $21,000, $1,000, and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Selected Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,209	90,259
Realized Net Gain (Loss)	134,687	642,180
Change in Unrealized Appreciation (Depreciation)	284,431	(1,212,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	475,327	(480,344)
Distributions
Total Distributions	(683,854)	(497,527)
Capital Share Transactions
Issued	293,119	573,444
Issued in Lieu of Cash Distributions	618,158	454,963
Redeemed	(478,717)	(1,063,876)
Net Increase (Decrease) from Capital Share Transactions	432,560	(35,469)
Total Increase (Decrease)	224,033	(1,013,340)
Net Assets
Beginning of Period	5,786,940	6,800,280
End of Period	6,010,973	5,786,940

See accompanying Notes, which are an integral part of the Financial Statements.
9

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.62	$32.26	$22.78	$27.59	$27.38	$33.15
Investment Operations
Net Investment Income[1]	.251	.417	.389	.368	.493	.493
Net Realized and Unrealized Gain (Loss) on Investments	1.790	(2.674)	11.737	(3.163)	2.392	(3.153)
Total from Investment Operations	2.041	(2.257)	12.126	(2.795)	2.885	(2.660)
Distributions
Dividends from Net Investment Income	(.440)	(.393)	(.360)	(.450)	(.506)	(.423)
Distributions from Realized Capital Gains	(2.861)	(1.990)	(2.286)	(1.565)	(2.169)	(2.687)
Total Distributions	(3.301)	(2.383)	(2.646)	(2.015)	(2.675)	(3.110)
Net Asset Value, End of Period	$26.36	$27.62	$32.26	$22.78	$27.59	$27.38
Total Return[2]	8.38%	-7.29%	56.30%	-11.25%	12.51%	-9.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,011	$5,787	$6,800	$5,009	$7,892	$8,811
Ratio of Total Expenses to Average Net Assets[3]	0.43%[4]	0.38%[4]	0.32%	0.31%	0.33%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.43%	1.30%	1.58%	1.89%	1.61%
Portfolio Turnover Rate	14%	26%	30%	85%	31%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.00%, (0.05%), (0.06%), (0.06%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.43% and 0.38%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
11

Selected Value Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of
12

Selected Value Fund
Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $1,315,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
13

Selected Value Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $214,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2023, these arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,376,076
Gross Unrealized Appreciation	1,125,361
Gross Unrealized Depreciation	(458,067)
Net Unrealized Appreciation (Depreciation)	667,294
G.	During the six months ended April 30, 2023, the fund purchased $795,828,000 of investment securities and sold $998,155,000 of investment securities, other than temporary cash investments.
14

Selected Value Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	11,020	19,356
Issued in Lieu of Cash Distributions	25,397	15,825
Redeemed	(17,965)	(36,410)
Net Increase (Decrease) in Shares Outstanding	18,452	(1,229)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Cooke & Bieler, L.P. (C&B), and Donald Smith & Co., Inc. (Donald Smith & Co.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided by Pzena, C&B, and Donald Smith & Co. over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and much of the downside risk is believed to already be factored into the share price. Pzena has managed a portion of the fund since 2014.
C&B. Founded in 1949, C&B is an independently owned investment boutique with assets across six domestic value strategies. The portfolio management team comprises eight analysts/portfolio managers that cover the entire market-cap spectrum and specialize in particular sectors. The team has employed the same research-driven, bottom-up, quality value approach for more than six decades, seeking to invest in high-quality companies trading at attractive valuations. While the
16

team is highly collaborative, the analysts/portfolio managers retain individual decision-making authority across each of the portfolios and coverage for their respective sectors, resulting in a structure that contains elements of a multi-counselor approach. C&B has managed a portion of the fund since 2019.
Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance, as applicable, of Pzena’s, C&B’s, and Donald Smith & Co.’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Pzena’s, C&B’s, and Donald Smith & Co.’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, C&B, or Donald Smith & Co. in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, C&B, and Donald Smith & Co. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Selected Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9342 062023

Semiannual Report   |   April 30, 2023
Vanguard Mid-Cap Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Mid-Cap Growth Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,052.70	$1.93
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mid-Cap Growth Fund
Fund Allocation
As of April 30, 2023
Communication Services	4.9%
Consumer Discretionary	14.4
Consumer Staples	2.7
Energy	3.5
Financials	8.9
Health Care	22.7
Industrials	17.4
Information Technology	23.7
Materials	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Mid-Cap Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.4%)
Communication Services (4.7%)
	Electronic Arts Inc.	444,080	56,523
*	ZoomInfo Technologies Inc. Class A	1,419,641	31,104
*	Trade Desk Inc. Class A	378,929	24,380
*	Warner Bros Discovery Inc.	1,498,899	20,400
*	Live Nation Entertainment Inc.	100,774	6,831
			139,238
Consumer Discretionary (13.8%)
	Hilton Worldwide Holdings Inc.	313,565	45,160
*	Lululemon Athletica Inc.	91,952	34,935
*	Planet Fitness Inc. Class A	416,891	34,660
*	Etsy Inc.	331,136	33,455
*	Mattel Inc.	1,856,578	33,418
	Wingstop Inc.	157,962	31,610
*	Chipotle Mexican Grill Inc. Class A	14,424	29,823
	Boyd Gaming Corp.	303,012	21,029
	Tractor Supply Co.	78,923	18,815
*	Bright Horizons Family Solutions Inc.	222,155	16,910
*	O'Reilly Automotive Inc.	16,568	15,198
	Lithia Motors Inc. Class A	66,417	14,671
	Darden Restaurants Inc.	88,955	13,515
	Ross Stores Inc.	124,173	13,253
	Advance Auto Parts Inc.	92,239	11,579
*	Caesars Entertainment Inc.	196,722	8,910
*	Victoria's Secret & Co.	276,204	8,565
*	Leslie's Inc.	705,522	7,655
*,1	Chewy Inc. Class A	244,721	7,589
*	Burlington Stores Inc.	28,489	5,493
*	Floor & Decor Holdings Inc. Class A	30,108	2,991
			409,234
Consumer Staples (2.6%)
*	Freshpet Inc.	772,537	53,282
	Dollar General Corp.	109,216	24,187
			77,469
Energy (3.3%)
	Cheniere Energy Inc.	239,580	36,656
	Coterra Energy Inc.	1,023,242	26,195
	SM Energy Co.	706,668	19,843
		Shares	Market Value• ($000)
	Permian resources Corp. Class A	1,501,949	15,695
			98,389
Financials (8.5%)
	Aon plc Class A (XNYS)	200,992	65,358
	Hamilton Lane Inc. Class A	596,992	43,986
	Ares Management Corp. Class A	414,480	36,304
	MSCI Inc. Class A	62,917	30,354
	Global Payments Inc.	200,245	22,570
	KKR & Co. Inc.	344,257	18,270
	Apollo Global Management Inc.	219,432	13,910
	Moody's Corp.	36,554	11,446
*	Block Inc. (XNYS)	170,029	10,336
			252,534
Health Care (21.6%)
	Agilent Technologies Inc.	590,921	80,028
*	ICON plc ADR	272,214	52,453
*	Align Technology Inc.	160,816	52,313
*	Veeva Systems Inc. Class A	253,047	45,316
*	Illumina Inc.	214,062	44,003
*	Exact Sciences Corp.	615,735	39,450
	Humana Inc.	58,780	31,182
*	DexCom Inc.	237,441	28,811
*	Hologic Inc.	333,066	28,647
*	Omnicell Inc.	462,859	28,128
*	IDEXX Laboratories Inc.	56,465	27,790
	Teleflex Inc.	87,530	23,854
*	Seagen Inc.	106,923	21,385
*	Inspire Medical Systems Inc.	79,784	21,353
*	Insulet Corp.	60,628	19,282
[1]	Alcon Inc.	245,888	17,822
*	Repligen Corp.	108,125	16,395
*	Natera Inc.	244,696	12,411
*	IQVIA Holdings Inc.	57,887	10,896
*	BioMarin Pharmaceutical Inc.	105,183	10,102
*	Catalent Inc.	181,873	9,115
*	Edwards Lifesciences Corp.	79,087	6,958
	ResMed Inc.	24,835	5,984
*	Novocure Ltd.	78,897	5,199
*	Sarepta Therapeutics Inc.	41,242	5,063
			643,940
4

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
Industrials (16.5%)
	TransUnion	845,569	58,184
	BWX Technologies Inc.	849,944	54,889
*	Builders FirstSource Inc.	412,859	39,127
*	Ceridian HCM Holding Inc.	610,152	38,732
	KBR Inc.	659,020	37,386
	Quanta Services Inc.	166,987	28,328
	Cintas Corp.	61,467	28,015
	Waste Connections Inc. (XTSE)	199,944	27,822
	Hexcel Corp.	367,136	26,463
*	XPO Inc.	529,478	23,392
	Knight-Swift Transportation Holdings Inc.	399,206	22,483
	Genpact Ltd.	450,428	20,067
*	MasTec Inc.	209,694	18,623
*	Array Technologies Inc.	899,142	18,387
	Equifax Inc.	77,113	16,069
*	Paycom Software Inc.	48,961	14,217
	Stanley Black & Decker Inc.	148,371	12,810
*	Shoals Technologies Group Inc. Class A	348,323	7,277
			492,271
Information Technology (22.6%)
*	Palo Alto Networks Inc.	328,525	59,943
	KLA Corp.	141,565	54,721
*	Gartner Inc.	172,769	52,256
	CDW Corp.	307,101	52,081
*	Fair Isaac Corp.	64,006	46,593
*	Cadence Design Systems Inc.	167,009	34,980
*	ON Semiconductor Corp.	481,497	34,649
*	MongoDB Inc. Class A	141,522	33,960
*	Arista Networks Inc.	186,586	29,884
*	HubSpot Inc.	69,001	29,046
	Lam Research Corp.	48,302	25,314
*	EPAM Systems Inc.	83,328	23,535
	Microchip Technology Inc.	298,478	21,786
	Universal Display Corp.	161,416	21,543
	Marvell Technology Inc.	510,626	20,160
	Monolithic Power Systems Inc.	37,514	17,330
*	Okta Inc.	248,199	17,009
		Shares	Market Value• ($000)
*	Workday Inc. Class A	80,705	15,022
*	Wolfspeed Inc.	299,810	13,956
*	SolarEdge Technologies Inc.	45,998	13,138
	Amphenol Corp. Class A	157,299	11,871
*	Guidewire Software Inc.	133,353	10,160
*	Sitime Corp.	88,363	9,585
*	Bill Holdings Inc.	117,074	8,992
*	Autodesk Inc.	45,034	8,772
*	Atlassian Corp. Ltd. Class A	42,341	6,252
			672,538
Materials (1.8%)
*	ATI Inc.	528,065	20,394
	Sherwin-Williams Co.	53,126	12,620
	Eagle Materials Inc.	69,153	10,249
	Albemarle Corp.	48,755	9,042
			52,305
Total Common Stocks (Cost $2,580,444)			2,837,918
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.853% (Cost $127,126)	1,271,424	127,130
Total Investments (99.7%) (Cost $2,707,570)			2,965,048
Other Assets and Liabilities—Net (0.3%)			8,271
Net Assets (100%)			2,973,319
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,005,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,237,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	356	74,555	5,051

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,580,444)	2,837,918
Affiliated Issuers (Cost $127,126)	127,130
Total Investments in Securities	2,965,048
Investment in Vanguard	109
Cash Collateral Pledged—Futures Contracts	4,158
Receivables for Investment Securities Sold	31,633
Receivables for Accrued Income	871
Receivables for Capital Shares Issued	682
Variation Margin Receivable—Futures Contracts	645
Total Assets	3,003,146
Liabilities
Due to Custodian	495
Payables for Investment Securities Purchased	17,582
Collateral for Securities on Loan	7,237
Payables to Investment Advisor	1,486
Payables for Capital Shares Redeemed	2,772
Payables to Vanguard	246
Other Liabilities	9
Total Liabilities	29,827
Net Assets	2,973,319
1 Includes $7,005,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	3,091,367
Total Distributable Earnings (Loss)	(118,048)
Net Assets	2,973,319

Net Assets
Applicable to 147,197,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,973,319
Net Asset Value Per Share	$20.20

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	8,698
Interest[2]	2,487
Securities Lending—Net	5
Total Income	11,190
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,901
Performance Adjustment	(283)
The Vanguard Group—Note C
Management and Administrative	2,812
Marketing and Distribution	71
Custodian Fees	13
Shareholders’ Reports	44
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	5,566
Expenses Paid Indirectly	(68)
Net Expenses	5,498
Net Investment Income	5,692
Realized Net Gain (Loss)
Investment Securities Sold[2]	(90,765)
Futures Contracts	(3,404)
Realized Net Gain (Loss)	(94,169)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	231,853
Futures Contracts	5,216
Change in Unrealized Appreciation (Depreciation)	237,069
Net Increase (Decrease) in Net Assets Resulting from Operations	148,592
1	Dividends are net of foreign withholding taxes of $17,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,395,000, $22,000, less than $1,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,692	5,048
Realized Net Gain (Loss)	(94,169)	(233,506)
Change in Unrealized Appreciation (Depreciation)	237,069	(1,361,894)
Net Increase (Decrease) in Net Assets Resulting from Operations	148,592	(1,590,352)
Distributions
Total Distributions	(7,421)	(1,251,685)
Capital Share Transactions
Issued	155,391	449,924
Issued in Lieu of Cash Distributions	7,034	1,179,383
Redeemed	(286,229)	(1,121,695)
Net Increase (Decrease) from Capital Share Transactions	(123,804)	507,612
Total Increase (Decrease)	17,367	(2,334,425)
Net Assets
Beginning of Period	2,955,952	5,290,377
End of Period	2,973,319	2,955,952

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.24	$38.72	$29.89	$27.93	$28.08	$26.51
Investment Operations
Net Investment Income (Loss)[1]	.038	.031	(.013)	.068	.074	.114
Net Realized and Unrealized Gain (Loss) on Investments	.971	(10.190)	10.957	4.680	3.027	2.379
Total from Investment Operations	1.009	(10.159)	10.944	4.748	3.101	2.493
Distributions
Dividends from Net Investment Income	(.049)	(.005)	(.051)	(.067)	(.099)	(.095)
Distributions from Realized Capital Gains	—	(9.316)	(2.063)	(2.721)	(3.152)	(.828)
Total Distributions	(.049)	(9.321)	(2.114)	(2.788)	(3.251)	(.923)
Net Asset Value, End of Period	$20.20	$19.24	$38.72	$29.89	$27.93	$28.08
Total Return[2]	5.27%	-32.22%	37.68%	18.33%	13.56%	9.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,973	$2,956	$5,290	$4,414	$4,536	$4,161
Ratio of Total Expenses to Average Net Assets[3]	0.38%[4]	0.35%[4]	0.33%	0.34%	0.36%	0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	0.14%	(0.04)%	0.25%	0.27%	0.40%
Portfolio Turnover Rate	44%	71%	98%	74%	111%	75%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.05%), (0.06%), (0.05%), (0.02%), and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.38% and 0.35%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
10

Mid-Cap Growth Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
11

Mid-Cap Growth Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, and Wellington Management Company llp each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years. Until December 2022, a portion of the fund was managed by Victory Capital Management Inc., through its RS Investments franchise. The basic fee paid to Victory Capital Management Inc. was subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net decrease of $283,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2023, these arrangements reduced the fund’s expenses by $68,000 (an annual rate of less than 0.01% of average net assets).
12

Mid-Cap Growth Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,766,399
Gross Unrealized Appreciation	444,333
Gross Unrealized Depreciation	(240,633)
Net Unrealized Appreciation (Depreciation)	203,700
G.	During the six months ended April 30, 2023, the fund purchased $1,267,366,000 of investment securities and sold $1,387,079,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	7,721	18,174
Issued in Lieu of Cash Distributions	376	46,070
Redeemed	(14,498)	(47,262)
Net Increase (Decrease) in Shares Outstanding	(6,401)	16,982
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
13

Mid-Cap Growth Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
At its December 2022 meeting, the board of trustees of Vanguard Mid-Cap Growth Fund renewed the fund’s investment advisory arrangements with Frontier Capital Management Co., LLC (Frontier Capital), Victory Capital Management Inc. (Victory Capital), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
Subsequently, the board approved restructuring the fund’s investment team by removing Victory Capital as an investment advisor to the fund. The board determined that Victory Capital’s termination was in the best interests of the fund and its shareholders. Frontier Capital and Wellington Management continue to serve as advisors to the fund.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group, Inc. Frontier Capital employs a fundamental, bottom-up, and research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in
15

nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since 2018.
Victory Capital. Victory Capital, a wholly owned subsidiary of Victory Capital Holdings, Inc., is a multi-boutique investment firm comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, founded in 1986, is the franchise responsible for the day-to-day management of a portion of the Mid-Cap Growth Fund. RS Investments utilizes fundamental research to identify companies with sustainable growth trajectories. Risk management is integrated into the team’s process to mitigate the negative impact of any single position. Victory Capital, through its RS Investments franchise, has managed a portion of the fund since 2016.
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since 2018.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Frontier Capital, Victory Capital, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital, Victory Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
16

The board will consider whether to renew the advisory arrangements with Frontier Capital and Wellington Management again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Mid-Cap Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3012 062023

Semiannual Report  |  April 30, 2023
Vanguard International Explorer™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
International Explorer Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,225.20	$2.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.37	2.46
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.49%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Explorer Fund
Fund Allocation
As of April 30, 2023

Japan	27.8%
United Kingdom	16.8
Germany	5.5
Sweden	5.1
Taiwan	4.9
Switzerland	4.7
Australia	4.4
Italy	4.3
Belgium	3.0
Canada	2.9
France	2.7
Hong Kong	2.0
Netherlands	1.9
India	1.7
Brazil	1.3
Singapore	1.1
Austria	1.0
South Korea	1.0
Israel	1.0
Ireland	1.0
Denmark	1.0
Other	4.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.9%)
Australia (4.2%)
	James Hardie Industries plc	292,700	6,532
	Iluka Resources Ltd.	670,346	4,926
*	Xero Ltd.	77,006	4,807
	ASX Ltd.	79,228	3,606
	Netwealth Group Ltd.	388,888	3,534
*	Bellevue Gold Ltd.	3,309,443	3,107
	National Storage REIT	1,832,255	3,052
	Deterra Royalties Ltd.	916,799	2,811
	Vicinity Ltd.	2,001,363	2,798
*	Tyro Payments Ltd.	2,515,699	2,663
	Orora Ltd.	1,042,162	2,382
	IGO Ltd.	257,941	2,375
	Whitehaven Coal Ltd.	448,925	2,154
	Liberty Financial Group Ltd.	776,236	1,971
	Credit Corp. Group Ltd.	153,168	1,844
	Nufarm Ltd.	398,748	1,483
*	Omni Bridgeway Ltd.	958,604	1,462
	Seven Group Holdings Ltd.	89,966	1,421
	Metcash Ltd.	518,840	1,345
	Reliance Worldwide Corp. Ltd.	477,941	1,303
[1]	OZ Minerals Ltd.	67,929	1,183
*	Flight Centre Travel Group Ltd.	88,416	1,161
	Breville Group Ltd.	66,858	918
	Bapcor Ltd.	209,332	913
	Elders Ltd.	156,526	843
	Lovisa Holdings Ltd.	45,376	805
	Ansell Ltd.	43,876	781
	Nick Scali Ltd.	120,541	780
*	SiteMinder Ltd.	261,735	635
*,2	Temple & Webster Group Ltd.	215,277	577
*,2	Vulcan Energy Resources Ltd.	141,565	564
	CSR Ltd.	150,127	525
	GrainCorp Ltd. Class A	85,472	387
		Shares	Market Value• ($000)
*	Cleanspace Holdings Ltd.	1,717,529	377
	Atlas Arteria Ltd.	56,130	244
*	Genesis Minerals Ltd.	208,465	187
			66,456
Austria (1.0%)
[3]	BAWAG Group AG	131,670	6,422
	ANDRITZ AG	69,201	4,494
*	Addiko Bank AG	177,106	2,716
	Wienerberger AG	37,672	1,135
*	DO & CO AG	7,863	921
			15,688
Belgium (2.9%)
	Barco NV	367,081	10,721
	D'ieteren Group	46,969	8,844
	Lotus Bakeries NV	817	5,641
	Azelis Group NV	203,939	4,838
	KBC Ancora	88,708	4,269
	Recticel SA	274,689	3,916
	Warehouses De Pauw CVA	128,445	3,841
	Melexis NV	32,148	3,064
*,2,3	Biocartis Group NV	192,941	128
			45,262
Brazil (1.3%)
	TOTVS SA	953,400	4,905
	TIM SA	1,741,900	4,889
*,3	Locaweb Servicos de Internet SA	2,847,300	3,003
	Rumo SA	743,300	2,936
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	236,300	2,185
*	Pagseguro Digital Ltd. Class A	198,027	1,949
*	Magazine Luiza SA	256	—
			19,867
Canada (2.7%)
*	Kinaxis Inc.	76,216	10,467
*	Nuvei Corp.	108,605	4,415
4

International Explorer Fund
		Shares	Market Value• ($000)
	Colliers International Group Inc.	34,600	3,680
*	Docebo Inc.	93,272	3,621
*	MEG Energy Corp.	179,290	2,985
	Endeavour Mining plc	111,281	2,865
	Parex Resources Inc.	132,258	2,686
*	Lightspeed Commerce Inc.	204,208	2,681
	Lundin Mining Corp.	279,157	2,133
[2]	Boardwalk REIT	36,937	1,581
*	Lightspeed Commerce Inc. (XTSE)	108,851	1,431
*,2	EcoSynthetix Inc.	565,401	1,260
*,2	Boat Rocker Media Inc.	741,886	1,155
*	Faraday Copper Corp.	1,387,056	1,044
	Stelco Holdings Inc.	29,280	1,023
			43,027
China (0.9%)
	Beijing Enterprises Holdings Ltd.	803,000	3,332
*	Tongcheng Travel Holdings Ltd.	1,216,000	2,587
	China Datang Corp. Renewable Power Co. Ltd. Class H	5,261,000	2,043
	BTG Hotels Group Co. Ltd. Class A	519,161	1,625
	Minth Group Ltd.	483,885	1,401
	Pou Sheng International Holdings Ltd.	15,182,314	1,260
*	Kingdee International Software Group Co. Ltd.	477,548	734
	Longshine Technology Group Co. Ltd. Class A	167,600	581
			13,563
Denmark (0.9%)
	Royal Unibrew A/S	82,550	7,378
*	ALK-Abello A/S Class B	222,365	2,815
*	Zealand Pharma A/S	72,879	2,465
*	Ascendis Pharma A/S ADR	24,554	1,718
*,1	OW Bunker A/S	1,000,000	—
			14,376
Finland (0.5%)
	Kemira OYJ	141,310	2,479
	Wartsila OYJ Abp	123,428	1,431
*	QT Group OYJ	16,268	1,403
*	Nanoform Finland plc	375,358	926
	Nokian Renkaat OYJ	92,342	900
			7,139
France (2.6%)
*	JCDecaux SE	339,092	7,507
	Trigano SA	55,995	7,295
	Nexans SA	62,077	5,341
		Shares	Market Value• ($000)
	Kaufman & Broad SA	146,712	4,774
	ICADE	79,840	3,750
[3]	ALD SA	250,595	3,019
	Rubis SCA	89,600	2,648
*	ESI Group	27,597	2,366
	Gaztransport Et Technigaz SA	9,206	984
	Vicat SA	30,869	900
*	Vallourec SA	77,970	891
	Imerys SA	16,276	669
*	Cellectis SA ADR	154,638	291
*	Cellectis SA	60,983	118
			40,553
Germany (5.3%)
*	HelloFresh SE	370,626	9,952
*	Hypoport SE	61,617	9,881
	Gerresheimer AG	87,457	9,530
	New Work SE	50,026	9,122
	Hensoldt AG	164,559	6,172
[3]	Befesa SA	105,810	4,764
	Stemmer Imaging AG	96,893	4,752
	Stabilus SE	66,074	4,318
	Jenoptik AG	117,907	3,764
	AIXTRON SE	105,223	2,979
*	CTS Eventim AG & Co. KGaA	44,018	2,900
*	Tonies SE Class A	476,123	2,868
	Dermapharm Holding SE	52,595	2,640
	Bertrandt AG	35,034	1,952
*,3	Auto1 Group SE	206,757	1,632
[2,3]	Aumann AG	70,535	1,295
	KION Group AG	31,064	1,288
*	Evotec SE	57,447	1,055
*,2	Immatics NV	112,788	807
*	Cherry SE	149,681	752
	Hamburger Hafen und Logistik AG	25,011	345
*	Veganz Group AG	15,898	203
*	Jumia Technologies AG ADR	63,864	180
			83,151
Hong Kong (1.9%)
	Kerry Properties Ltd.	2,507,000	6,468
	Hang Lung Properties Ltd.	2,957,000	5,405
	Dah Sing Financial Holdings Ltd.	1,948,804	4,993
	Techtronic Industries Co. Ltd.	316,500	3,424
*	Melco Resorts & Entertainment Ltd. ADR	238,604	3,254
	Johnson Electric Holdings Ltd.	1,955,000	2,186

5

International Explorer Fund
		Shares	Market Value• ($000)
[2,3]	Crystal International Group Ltd.	4,241,500	1,637
	Dah Sing Banking Group Ltd.	1,469,600	1,179
	Vitasoy International Holdings Ltd.	308,958	546
	Chow Sang Sang Holdings International Ltd.	367,000	482
*	Hypebeast Ltd.	9,857,300	371
	Luk Fook Holdings International Ltd.	81,000	260
			30,205
Hungary (0.0%)
	MOL Hungarian Oil & Gas plc	51,646	419
India (1.6%)
	Apollo Hospitals Enterprise Ltd.	161,862	8,960
	Oberoi Realty Ltd.	613,870	6,890
*	CreditAccess Grameen Ltd.	269,652	3,186
	Gujarat Pipavav Port Ltd.	2,117,283	2,959
*	PVR Ltd.	81,313	1,459
*	Zomato Ltd.	1,345,742	1,076
*	MakeMyTrip Ltd.	44,537	1,044
			25,574
Ireland (0.9%)
	Bank of Ireland Group plc	1,026,528	10,617
	Smurfit Kappa Group plc	105,765	3,919
			14,536
Israel (0.9%)
*	Wix.com Ltd.	63,271	5,519
	Maytronics Ltd.	448,285	4,717
	Melisron Ltd.	41,728	2,790
*	Nayax Ltd.	90,422	1,554
			14,580
Italy (4.1%)
	Reply SpA	86,947	10,129
	Brunello Cucinelli SpA	91,933	8,803
	Moncler SpA	108,922	8,080
	Recordati Industria Chimica e Farmaceutica SpA	116,546	5,365
	Stevanato Group SpA	194,101	5,146
	PRADA SpA	653,500	4,811
[3]	Technogym SpA	472,176	4,309
[3]	BFF Bank SpA	431,947	4,157
[3]	OVS SpA	1,346,165	4,047
	Italgas SpA	567,702	3,707
	Banca Popolare di Sondrio SPA	411,446	1,869
	Salvatore Ferragamo SpA	96,294	1,693
		Shares	Market Value• ($000)
	Buzzi Unicem SpA	56,157	1,396
*	Eurogroup Laminations SpA	87,821	513
			64,025
Japan (26.7%)
	Miura Co. Ltd.	370,500	9,869
	Trusco Nakayama Corp.	555,900	9,657
	Calbee Inc.	433,000	9,363
	Nifco Inc.	324,232	9,325
	Kissei Pharmaceutical Co. Ltd.	433,900	8,791
	SBI Holdings Inc.	416,500	8,135
	Sumitomo Forestry Co. Ltd.	373,100	8,060
	Aica Kogyo Co. Ltd.	345,800	7,862
	Ai Holdings Corp.	439,400	7,693
	GMO internet group Inc.	378,400	7,612
	KOMEDA Holdings Co. Ltd.	372,700	7,035
	FP Corp.	282,700	7,032
	Fukushima Galilei Co. Ltd.	186,100	7,018
	Nippon Densetsu Kogyo Co. Ltd.	535,700	6,947
	Daifuku Co. Ltd.	372,900	6,871
	Nippon Shinyaku Co. Ltd.	150,200	6,868
*	Oisix ra daichi Inc.	353,300	6,610
	Japan Material Co. Ltd.	439,400	6,588
	Harmonic Drive Systems Inc.	215,400	6,586
*	Megachips Corp.	273,900	6,495
	Kureha Corp.	99,000	6,146
	Hakuhodo DY Holdings Inc.	518,500	6,110
*	Raksul Inc.	598,300	6,092
	Musashi Seimitsu Industry Co. Ltd.	449,100	6,054
	NEC Networks & System Integration Corp.	475,900	5,932
*,2	Istyle Inc.	1,484,900	5,922
	TechnoPro Holdings Inc.	216,900	5,918
	Glory Ltd.	275,400	5,855
	Tsugami Corp.	537,200	5,580
	DMG Mori Co. Ltd.	339,700	5,450
	Katitas Co. Ltd.	249,600	4,874
[2]	Obara Group Inc.	151,500	4,762
	Bank of Kyoto Ltd.	94,200	4,635
	Pola Orbis Holdings Inc.	325,800	4,529
	Ulvac Inc.	107,700	4,275
[2]	Nittoku Co. Ltd.	212,200	4,084
	LaSalle Logiport REIT	3,385	4,021
	Comforia Residential REIT Inc.	1,598	3,998
	OBIC Business Consultants Co. Ltd.	104,500	3,968

6

International Explorer Fund
		Shares	Market Value• ($000)
	Shiga Bank Ltd.	190,100	3,963
	Seino Holdings Co. Ltd.	355,500	3,947
	Koito Manufacturing Co. Ltd.	203,050	3,928
*	Kyushu Electric Power Co. Inc.	671,100	3,908
*	Sansan Inc.	290,744	3,900
	Iriso Electronics Co. Ltd.	112,100	3,837
	Rorze Corp.	50,400	3,734
	Food & Life Cos. Ltd.	153,900	3,707
	eGuarantee Inc.	235,700	3,663
	Fukuyama Transporting Co. Ltd.	125,800	3,362
	Optex Group Co. Ltd.	219,500	3,304
	Outsourcing Inc.	312,200	3,180
	Nikon Corp.	305,085	3,154
	Kamakura Shinsho Ltd.	454,800	3,122
	Descente Ltd.	98,000	3,113
	Asahi Intecc Co. Ltd.	169,106	3,060
	Asics Corp.	104,300	2,915
*,2	Bengo4.com Inc.	151,200	2,911
	JMDC Inc.	80,800	2,897
*	Universal Entertainment Corp.	137,400	2,892
	Digital Garage Inc.	80,500	2,840
	Mandom Corp.	234,200	2,784
	Japan Airport Terminal Co. Ltd.	56,600	2,774
*	Park24 Co. Ltd.	172,200	2,662
	Frontier Real Estate Investment Corp.	721	2,605
	Pigeon Corp.	163,400	2,544
	Kyoritsu Maintenance Co. Ltd.	62,500	2,523
	JINS Holdings Inc.	115,800	2,494
[2]	Snow Peak Inc.	157,700	2,389
*	Locondo Inc.	167,700	2,217
	Tokyo Ohka Kogyo Co. Ltd.	41,000	2,140
	Sojitz Corp.	100,980	2,127
	JSR Corp.	90,361	2,097
*,2	WealthNavi Inc.	236,200	2,078
	COLOPL Inc.	433,700	2,039
	Kitanotatsujin Corp.	861,400	1,984
	Infomart Corp.	904,200	1,944
	KH Neochem Co. Ltd.	112,300	1,936
*	GA Technologies Co. Ltd.	240,300	1,930
	Mani Inc.	145,700	1,907
	Shima Seiki Manufacturing Ltd.	137,800	1,885
	Tokyo Tatemono Co. Ltd.	138,500	1,754
*	Freee KK	57,300	1,640
	Taiyo Yuden Co. Ltd.	53,400	1,635
	Ebara Corp.	37,000	1,619
	dip Corp.	65,300	1,611
		Shares	Market Value• ($000)
	Kawasaki Heavy Industries Ltd.	73,300	1,595
	Heiwa Real Estate Co. Ltd.	52,600	1,505
	Amada Co. Ltd.	157,800	1,473
	IHI Corp.	57,300	1,444
	Sumitomo Heavy Industries Ltd.	57,900	1,399
	THK Co. Ltd.	60,300	1,353
*	SRE Holdings Corp.	60,300	1,352
	NOF Corp.	29,200	1,334
	Square Enix Holdings Co. Ltd.	25,397	1,250
	Air Water Inc.	96,900	1,224
	Fuji Corp.	72,500	1,216
	EXEO Group Inc.	62,600	1,162
	Inaba Denki Sangyo Co. Ltd.	50,800	1,135
	COMSYS Holdings Corp.	55,800	1,068
	JGC Holdings Corp.	84,100	1,052
	Anicom Holdings Inc.	258,500	1,006
	Kansai Paint Co. Ltd.	69,000	973
	Simplex Holdings Inc.	55,850	972
	Kyudenko Corp.	33,400	891
	Seria Co. Ltd.	48,600	864
	Mitsubishi Gas Chemical Co. Inc.	57,300	834
	Shin-Etsu Polymer Co. Ltd.	84,600	832
	Inter Action Corp.	85,000	825
	SHO-BOND Holdings Co. Ltd.	17,700	756
	GMO Financial Gate Inc.	9,350	755
	Max Co. Ltd.	46,000	735
	MIRAIT ONE Corp.	58,700	729
	Kumagai Gumi Co. Ltd.	32,200	685
	Teijin Ltd.	59,100	660
	Koei Tecmo Holdings Co. Ltd.	35,900	660
	Resonac Holdings Corp.	41,500	657
	NSK Ltd.	113,600	641
	Sekisui Jushi Corp.	39,500	634
	Daicel Corp.	77,800	613
	Yamazen Corp.	78,500	609
	Nippon Shokubai Co. Ltd.	14,800	593
	Yokogawa Bridge Holdings Corp.	36,000	589
*	Hino Motors Ltd.	146,600	578
	Taiheiyo Cement Corp.	31,300	561
	Lintec Corp.	33,000	552
*	Demae-Can Co. Ltd.	173,600	484
	Denka Co. Ltd.	23,400	469
	Toyo Construction Co. Ltd.	59,700	428
	Japan Steel Works Ltd.	22,400	407

7

International Explorer Fund
		Shares	Market Value• ($000)
	Shibaura Machine Co. Ltd.	17,400	405
	Giken Ltd.	19,700	309
*	Visional Inc.	5,843	306
	Ichiyoshi Securities Co. Ltd.	62,414	271
	Ichikoh Industries Ltd.	47,900	194
			418,316
Mexico (0.3%)
	Corp. Inmobiliaria Vesta SAB de CV	874,700	2,763
	Grupo Aeroportuario del Pacifico SAB de CV Class B	101,792	1,811
			4,574
Netherlands (1.8%)
	TKH Group NV	202,092	9,784
	BE Semiconductor Industries NV	74,190	6,678
	ASM International NV	11,210	4,070
*	Allfunds Group plc	339,909	2,255
	Flow Traders Ltd.	72,580	1,798
*,3	Alfen NV	19,929	1,612
	Corbion NV	31,105	979
	Koninklijke Vopak NV	21,886	836
			28,012
New Zealand (0.2%)
*,2	Volpara Health Technologies Ltd.	3,144,538	1,646
	Fletcher Building Ltd.	351,752	981
			2,627
Norway (0.5%)
	Borregaard ASA	207,788	3,477
	Sparebanken Vest	233,314	2,191
	Aker ASA Class A	33,348	2,038
			7,706
Other (0.9%)
	iShares MSCI EAFE Small-Cap ETF	219,883	13,378
Philippines (0.2%)
	Wilcon Depot Inc.	6,118,100	3,201
Poland (0.1%)
[2]	Grupa Pracuj SA	178,398	2,304
Portugal (0.1%)
	Banco Comercial Portugues SA	7,864,275	2,021
Singapore (1.1%)
	Venture Corp. Ltd.	379,800	4,852
*	SATS Ltd.	1,959,277	3,743
	Keppel DC REIT	1,855,900	3,001
	UOL Group Ltd.	568,600	2,966
		Shares	Market Value• ($000)
	Frasers Centrepoint Trust	888,200	1,476
	ComfortDelGro Corp. Ltd.	866,700	776
			16,814
Slovenia (0.1%)
	Nova Ljubljanska Banka dd GDR	138,621	2,101
South Africa (0.2%)
[2]	Thungela Resources Ltd.	222,358	2,063
*	Discovery Ltd.	46,360	365
			2,428
South Korea (1.0%)
	Koh Young Technology Inc.	477,632	4,747
	Park Systems Corp.	32,557	3,568
	Douzone Bizon Co. Ltd.	108,115	2,469
[2]	PI Advanced Materials Co. Ltd.	87,168	2,136
*	Wantedlab Inc.	89,603	914
	SNT Motiv Co. Ltd.	23,520	841
*	Cafe24 Corp.	34,863	232
	Hankook Tire & Technology Co. Ltd.	5,010	129
			15,036
Spain (0.7%)
	Fluidra SA	260,677	4,465
	Bankinter SA	539,541	3,191
	Almirall SA	269,423	2,758
*	Arima Real Estate SOCIMI SA	74,003	605
			11,019
Sweden (4.9%)
	Avanza Bank Holding AB	543,925	11,573
	AddTech AB Class B	516,764	10,357
	Hemnet Group AB	522,368	8,565
	Trelleborg AB Class B	270,364	6,794
	HMS Networks AB	129,643	6,031
	INVISIO AB	209,009	4,294
	Paradox Interactive AB	154,641	3,804
	Hufvudstaden AB Class A	209,028	2,981
[3]	Thule Group AB	94,501	2,733
	SSAB AB Class A	383,228	2,722
*	Cint Group AB	1,553,378	2,443
	Catena AB	62,264	2,388
	Billerud AB	232,337	2,231
*	Surgical Science Sweden AB	114,989	2,099
*	Xvivo Perfusion AB	68,143	2,034
	Cellavision AB	93,633	1,597
	Fortnox AB	212,441	1,464
*,2	Embracer Group AB Class B	221,056	1,154

8

International Explorer Fund
		Shares	Market Value• ($000)
*,2	VNV Global AB	452,146	922
*,2	Storytel AB Class B	125,017	479
*	VNV Global AB Rights Exp. 5/4/23	452,146	2
			76,667
Switzerland (4.5%)
	Julius Baer Group Ltd.	146,932	10,529
	SIG Group AG	299,384	8,013
*,3	Sensirion Holding AG	73,293	7,952
	Tecan Group AG (Registered)	14,932	6,507
	Bachem Holding AG	49,776	5,437
*,3	Montana Aerospace AG	297,494	5,392
	Ypsomed Holding AG (Registered)	21,503	4,999
	Bossard Holding AG (Registered) Class A	19,744	4,842
*	Siegfried Holding AG (Registered)	6,067	4,676
*	Dufry AG (Registered)	66,750	3,086
	Comet Holding AG (Registered)	10,641	2,572
*	u-blox Holding AG	20,897	2,519
	PSP Swiss Property AG (Registered)	11,456	1,349
	Emmi AG (Registered)	1,198	1,247
	SKAN Group AG	12,789	1,236
			70,356
Taiwan (4.7%)
	Airtac International Group	424,593	15,410
	Global Unichip Corp.	369,000	12,038
	Chroma ATE Inc.	1,615,694	10,030
	ASPEED Technology Inc.	77,200	6,611
	Voltronic Power Technology Corp.	102,252	5,879
	Sinbon Electronics Co. Ltd.	423,000	4,690
	Advantech Co. Ltd.	331,000	4,008
	Merida Industry Co. Ltd.	703,000	3,937
	Nanya Technology Corp.	1,761,000	3,903
	Nien Made Enterprise Co. Ltd.	336,000	3,699
	Vanguard International Semiconductor Corp.	738,000	2,092
	TCI Co. Ltd.	269,000	1,818
			74,115
United Kingdom (16.1%)
	Spectris plc	235,536	11,154
	Games Workshop Group plc	84,084	10,495
	Beazley plc	1,357,963	10,188
	Rotork plc	2,243,556	9,246
	IMI plc	455,956	9,148
	Cranswick plc	164,762	6,663
		Shares	Market Value• ($000)
*,3	Network International Holdings plc	1,305,650	6,359
	RS Group plc	535,195	6,209
	Safestore Holdings plc	496,366	6,187
	Pets at Home Group plc	1,080,000	5,239
	Dunelm Group plc	349,500	5,032
	Softcat plc	288,530	4,861
	Weir Group plc	205,500	4,756
*	Abcam plc ADR	287,857	4,689
*,2	Victoria plc	712,593	4,674
	Alpha Group International plc	168,398	4,592
	Keywords Studios plc	133,598	4,545
	Shaftesbury Capital plc	3,025,402	4,475
	QinetiQ Group plc	940,000	4,392
	Pennon Group plc	396,184	4,285
	Burford Capital Ltd.	318,847	4,194
	Dechra Pharmaceuticals plc	88,500	4,154
	Smart Metering Systems plc	414,201	4,133
[3]	ConvaTec Group plc	1,446,507	3,999
	Bodycote plc	448,000	3,891
*	FD Technologies plc	160,618	3,807
[3]	Sabre Insurance Group plc	2,270,605	3,610
*,3	Watches of Switzerland Group plc	343,941	3,600
	Halma plc	122,500	3,563
	Telecom Plus plc	150,000	3,402
[3]	Auto Trader Group plc	425,000	3,399
*,3	Trainline plc	1,082,532	3,387
*	SSP Group plc	1,019,951	3,304
*,2	Verona Pharma plc ADR	154,515	3,237
	Redrow plc	480,000	3,129
*	easyJet plc	477,670	2,997
	Vistry Group plc	302,000	2,977
	B&M European Value Retail SA	477,813	2,885
*,2	Immunocore Holdings plc ADR	47,800	2,775
	IG Group Holdings plc	290,000	2,677
	WH Smith plc	134,480	2,668
	LondonMetric Property plc	1,100,000	2,668
*	Oxford Nanopore Technologies plc	924,275	2,667
	Greggs plc	73,561	2,613
	Taylor Wimpey plc	1,606,640	2,593
	Segro plc	230,000	2,421
	Diploma plc	70,500	2,389
	Energean plc	149,925	2,329
	Renishaw plc	50,000	2,268
	Berkeley Group Holdings plc	39,827	2,229
*	Team17 Group plc	486,695	2,213
*	Restaurant Group plc	4,305,661	2,191

9

International Explorer Fund
		Shares	Market Value• ($000)
	National Express Group plc	1,429,433	2,185
*	Wise plc Class A	300,000	2,077
	Ithaca Energy plc	995,395	1,999
	Keller Group plc	235,000	1,971
	Tate & Lyle plc	187,029	1,918
	Derwent London plc	58,962	1,780
	dotdigital group plc	1,573,557	1,765
[3]	Bridgepoint Group plc	550,000	1,671
	Impax Asset Management Group plc	163,348	1,615
*,3	Trustpilot Group plc	1,377,243	1,529
	Harbour Energy plc	400,251	1,245
*,3	DP Eurasia NV	2,352,397	1,239
*	Elementis plc	769,472	1,215
*	Molten Ventures plc	328,732	1,158
	TP ICAP Group plc	449,940	963
*,2	Naked Wines plc	628,822	891
	Synthomer plc	436,779	658
*	Angle plc	1,465,172	419
	UNITE Group plc	31,632	382
	Marshalls plc	87,426	330
			252,568
United States (0.1%)
*	Merus NV	118,164	2,266
Total Common Stocks (Cost $1,362,401)			1,503,930
Temporary Cash Investments (4.9%)
Money Market Fund (4.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.853%	709,159	70,908
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.4%)
Goldman Sachs & Co. 4.750%, 5/1/2023 (Dated 4/28/23, Repurchase Value $5,402,000, collateralized by Fannie Mae 3.500%–5.000%, 6/1/45–12/1/49, and Freddie Mac 3.500%–5.500%, 8/1/42–3/1/53, with a value of $5,508,000)	5,400	5,400
Total Temporary Cash Investments (Cost $76,297)		76,308
Total Investments (100.8%) (Cost $1,438,698)		1,580,238
Other Assets and Liabilities—Net (-0.8%)		(12,754)
Net Assets (100%)		1,567,484
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,862,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $80,895,000, representing 5.2% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $26,678,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2023	223	23,968	453
MSCI Emerging Market Index	June 2023	180	8,858	(89)
				364
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,367,801)	1,509,330
Affiliated Issuers (Cost $70,897)	70,908
Total Investments in Securities	1,580,238
Investment in Vanguard	56
Foreign Currency, at Value (Cost $1,435)	1,435
Cash Collateral Pledged—Futures Contracts	990
Receivables for Investment Securities Sold	10,598
Receivables for Accrued Income	13,442
Receivables for Capital Shares Issued	254
Variation Margin Receivable—Futures Contracts	22
Total Assets	1,607,035
Liabilities
Due to Custodian	4,623
Payables for Investment Securities Purchased	5,932
Collateral for Securities on Loan	26,678
Payables for Capital Shares Redeemed	732
Payables to Investment Advisor	1,133
Payables to Vanguard	453
Total Liabilities	39,551
Net Assets	1,567,484
1 Includes $23,862,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	1,574,660
Total Distributable Earnings (Loss)	(7,176)
Net Assets	1,567,484

Net Assets
Applicable to 93,839,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,567,484
Net Asset Value Per Share	$16.70
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Explorer Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	15,204
Interest[2]	1,046
Securities Lending—Net	1,102
Total Income	17,352
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,215
Performance Adjustment	30
The Vanguard Group—Note C
Management and Administrative	1,213
Marketing and Distribution	39
Custodian Fees	105
Shareholders’ Reports	40
Trustees’ Fees and Expenses	—
Other Expenses	190
Total Expenses	3,832
Net Investment Income	13,520
Realized Net Gain (Loss)
Investment Securities Sold[2]	(13,886)
Futures Contracts	2,980
Foreign Currencies	156
Realized Net Gain (Loss)	(10,750)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	311,707
Futures Contracts	(607)
Foreign Currencies	658
Change in Unrealized Appreciation (Depreciation)	311,758
Net Increase (Decrease) in Net Assets Resulting from Operations	314,528
1	Dividends include foreign tax reclaims of $1,329,000 and are net of foreign withholding taxes of $2,062,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $859,000, $8,000, less than $1,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,520	39,758
Realized Net Gain (Loss)	(10,750)	(140,633)
Change in Unrealized Appreciation (Depreciation)	311,758	(835,825)
Net Increase (Decrease) in Net Assets Resulting from Operations	314,528	(936,700)
Distributions
Total Distributions	(26,822)	(121,682)
Capital Share Transactions
Issued	83,357	212,144
Issued in Lieu of Cash Distributions	21,893	102,893
Redeemed	(272,346)	(624,760)
Net Increase (Decrease) from Capital Share Transactions	(167,096)	(309,723)
Total Increase (Decrease)	120,610	(1,368,105)
Net Assets
Beginning of Period	1,446,874	2,814,979
End of Period	1,567,484	1,446,874
See accompanying Notes, which are an integral part of the Financial Statements.
13

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.87	$22.70	$16.90	$17.22	$17.86	$21.87
Investment Operations
Net Investment Income[1]	.137	.337	.280	.211	.379	.369
Net Realized and Unrealized Gain (Loss) on Investments	2.957	(8.145)	5.736	(.081)	.300	(3.032)
Total from Investment Operations	3.094	(7.808)	6.016	.130	.679	(2.663)
Distributions
Dividends from Net Investment Income	(.264)	(.487)	(.216)	(.450)	(.289)	(.447)
Distributions from Realized Capital Gains	—	(.535)	—	—	(1.030)	(.900)
Total Distributions	(.264)	(1.022)	(.216)	(.450)	(1.319)	(1.347)
Net Asset Value, End of Period	$16.70	$13.87	$22.70	$16.90	$17.22	$17.86
Total Return[2]	22.52%	-35.83%	35.79%	0.62%	4.85%	-13.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,567	$1,447	$2,815	$2,329	$3,163	$3,649
Ratio of Total Expenses to Average Net Assets[3]	0.49%	0.41%[4]	0.40%	0.39%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.94%	1.30%	1.29%	2.28%	1.75%
Portfolio Turnover Rate	22%	60%	51%	71%	35%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.06%), (0.05%), (0.04%), (0.03%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41%.
See accompanying Notes, which are an integral part of the Financial Statements.
14

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks
15

International Explorer Fund
held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
16

International Explorer Fund
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Wellington Management Company llp, Schroder Investment Management North America Inc., and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Schroder Investment Management North America Inc. are subject to quarterly
17

International Explorer Fund
adjustments based on performance relative to the benchmark for the preceding three years; prior to October 9, 2022, the benchmark was S&P EPAC SmallCap Index and thereafter the new benchmark is MSCI EAFE Small Cap Index. The benchmark change will be fully phased in by October 2025. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US Small-Cap Index since October 31, 2020. Until September 2022, a portion of the fund was managed by TimesSquare Capital Management, LLC. The basic fee paid to TimesSquare Capital Management, LLC, was subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.28% of the fund’s average net assets, before a net increase of $30,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $56,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	111,772	1,390,975	1,183	1,503,930
Temporary Cash Investments	70,908	5,400	—	76,308
Total	182,680	1,396,375	1,183	1,580,238
18

International Explorer Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	453	—	—	453
Liabilities
Futures Contracts[1]	89	—	—	89
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,456,854
Gross Unrealized Appreciation	306,332
Gross Unrealized Depreciation	(182,584)
Net Unrealized Appreciation (Depreciation)	123,748
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $122,835,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2023, the fund purchased $329,306,000 of investment securities and sold $515,983,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $70,000 and sales were $115,000, resulting in net realized loss of $65,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
19

International Explorer Fund
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	5,253	12,320
Issued in Lieu of Cash Distributions	1,457	5,056
Redeemed	(17,213)	(37,018)
Net Increase (Decrease) in Shares Outstanding	(10,503)	(19,642)
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Explorer Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1262 062023

Semiannual Report  |  April 30, 2023
Vanguard High Dividend Yield Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,020.30	$0.30
Admiral™ Shares	1,000.00	1,020.30	0.40
Based on Hypothetical 5% Yearly Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2023
Basic Materials	2.4%
Consumer Discretionary	9.3
Consumer Staples	13.8
Energy	10.9
Financials	19.1
Health Care	13.2
Industrials	11.7
Real Estate	0.0
Technology	6.7
Telecommunications	4.9
Utilities	8.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.4%)
Air Products and Chemicals Inc.	1,009,167	297,059
Dow Inc.	3,207,827	174,506
Newmont Corp.	3,620,315	171,603
Fastenal Co.	2,621,289	141,130
International Flavors & Fragrances Inc.	1,160,609	112,533
LyondellBasell Industries NV Class A	1,170,208	110,713
Reliance Steel & Aluminum Co.	265,917	65,894
CF Industries Holdings Inc.	891,182	63,791
International Paper Co.	1,617,308	53,549
Celanese Corp. Class A	493,018	52,378
Eastman Chemical Co.	544,425	45,879
Southern Copper Corp.	388,404	29,841
Huntsman Corp.	829,011	22,209
Chemours Co.	669,772	19,470
Cabot Corp.	251,528	18,050
Avient Corp.	411,654	15,853
Sensient Technologies Corp.	190,304	14,170
Scotts Miracle-Gro Co.	183,598	12,266
Carpenter Technology Corp.	215,782	11,380
Worthington Industries Inc.	141,830	8,423
Tronox Holdings plc	527,558	7,222
Mativ Holdings Inc.	247,174	4,788
Kaiser Aluminum Corp.	71,934	4,728
Linde plc	570	211
Steel Dynamics Inc.	12	1
		1,457,647
Consumer Discretionary (9.3%)
Home Depot Inc.	4,649,871	1,397,472
McDonald's Corp.	3,371,298	997,061
Walmart Inc.	6,484,243	978,926
Starbucks Corp.	5,227,464	597,447
Target Corp.	2,111,112	333,028
		Shares	Market Value• ($000)
	Ford Motor Co.	17,966,488	213,442
	Genuine Parts Co.	632,221	106,409
	Darden Restaurants Inc.	557,528	84,705
	Omnicom Group Inc.	912,418	82,638
	Garmin Ltd.	701,900	68,906
	Best Buy Co. Inc.	900,552	67,109
	Interpublic Group of Cos. Inc.	1,766,184	63,106
[1]	Paramount Global Class B	2,075,540	48,422
	Vail Resorts Inc.	183,104	44,040
	Tapestry Inc.	1,075,917	43,908
	VF Corp.	1,592,272	37,434
	Williams-Sonoma Inc.	301,716	36,520
	Hasbro Inc.	598,531	35,445
	Whirlpool Corp.	242,883	33,904
	Advance Auto Parts Inc.	269,814	33,870
	Autoliv Inc.	392,834	33,709
	Polaris Inc.	250,393	27,205
	H&R Block Inc.	692,068	23,468
	Ralph Lauren Corp. Class A	184,495	21,178
	Newell Brands Inc.	1,720,653	20,906
	Macy's Inc.	1,228,324	20,071
	Leggett & Platt Inc.	605,002	19,548
	TEGNA Inc.	1,007,096	17,221
	Wendy's Co.	775,605	17,141
	Penske Automotive Group Inc.	117,321	16,258
	Foot Locker Inc.	364,754	15,316
	Travel + Leisure Co.	362,807	13,885
	LCI Industries	112,365	12,693
	International Game Technology plc	444,113	12,497
	Steven Madden Ltd.	347,845	12,188
[1]	Sirius XM Holdings Inc.	3,191,327	12,127
	Carter's Inc.	169,541	11,829
	Kontoor Brands Inc.	251,280	11,350
	Kohl's Corp.	500,145	11,018
	MDC Holdings Inc.	264,939	10,855
	Cracker Barrel Old Country Store Inc.	99,999	10,616
4

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bloomin' Brands Inc.	394,471	9,771
	Strategic Education Inc.	102,448	9,015
	Jack in the Box Inc.	94,108	8,723
	Dana Inc.	582,775	8,619
	Gap Inc.	883,687	8,483
[1]	Nordstrom Inc.	510,886	7,898
	John Wiley & Sons Inc. Class A	193,619	7,468
	Cheesecake Factory Inc.	219,967	7,411
	Oxford Industries Inc.	67,581	6,974
	Upbound Group Inc.	227,043	6,053
	Wolverine World Wide Inc.	351,505	5,884
	MillerKnoll Inc.	344,945	5,868
	La-Z-Boy Inc.	195,116	5,606
	HNI Corp.	187,038	4,859
	Dine Brands Global Inc.	67,081	4,356
	Sinclair Broadcast Group Inc. Class A	181,527	3,611
	Steelcase Inc. Class A	396,472	3,172
	Guess? Inc.	140,342	2,645
			5,771,287
Consumer Staples (13.8%)
	Procter & Gamble Co.	10,767,308	1,683,792
	PepsiCo Inc.	6,305,841	1,203,722
	Coca-Cola Co.	17,810,853	1,142,566
	Philip Morris International Inc.	7,065,755	706,364
	Mondelez International Inc. Class A	6,214,054	476,742
	CVS Health Corp.	5,851,657	428,985
	Altria Group Inc.	8,198,833	389,527
	Colgate-Palmolive Co.	3,773,755	301,146
	General Mills Inc.	2,686,860	238,136
	Kimberly-Clark Corp.	1,533,472	222,185
	Archer-Daniels-Midland Co.	2,491,055	194,502
	Hershey Co.	664,757	181,519
	Sysco Corp.	2,314,225	177,594
	Kroger Co.	2,986,711	145,244
	Kraft Heinz Co.	3,182,366	124,971
	Walgreens Boots Alliance Inc.	3,267,887	115,193
	Conagra Brands Inc.	2,142,268	81,320
	Kellogg Co.	1,160,763	80,986
	Tyson Foods Inc. Class A	1,266,763	79,160
	Clorox Co.	458,179	75,884
	J M Smucker Co.	469,086	72,432
	Coca-Cola Europacific Partners plc	919,859	59,303
	Bunge Ltd.	629,623	58,933
	Hormel Foods Corp.	1,305,151	52,780
	Campbell Soup Co.	882,562	47,923
	Molson Coors Beverage Co. Class B	796,995	47,405
	Shares	Market Value• ($000)
Ingredion Inc.	298,101	31,649
Flowers Foods Inc.	854,592	23,510
Albertsons Cos. Inc. Class A	1,061,798	22,192
Spectrum Brands Holdings Inc.	181,298	12,056
Energizer Holdings Inc.	324,452	10,846
Nu Skin Enterprises Inc. Class A	222,021	8,761
Vector Group Ltd.	648,733	8,265
Cal-Maine Foods Inc.	171,841	8,162
Reynolds Consumer Products Inc.	248,729	6,972
Weis Markets Inc.	74,584	6,152
Universal Corp.	108,875	5,976
B&G Foods Inc.	321,446	5,156
Medifast Inc.	49,356	4,523
		8,542,534
Energy (10.9%)
Exxon Mobil Corp.	18,797,341	2,224,477
Chevron Corp.	8,823,168	1,487,410
ConocoPhillips	5,592,743	575,437
EOG Resources Inc.	2,665,311	318,425
Schlumberger NV	6,438,138	317,722
Marathon Petroleum Corp.	2,065,647	252,009
Phillips 66	2,122,967	210,174
Valero Energy Corp.	1,752,714	200,984
Williams Cos. Inc.	5,546,939	167,850
Kinder Morgan Inc.	9,049,777	155,204
ONEOK Inc.	2,023,957	132,387
Baker Hughes Co. Class A	4,289,187	125,416
Diamondback Energy Inc.	815,161	115,916
Coterra Energy Inc.	3,573,647	91,485
Targa Resources Corp.	1,028,372	77,673
APA Corp.	1,458,469	53,745
Chesapeake Energy Corp.	551,523	45,600
HF Sinclair Corp.	614,339	27,098
Chord Energy Corp.	187,804	26,730
Murphy Oil Corp.	666,436	24,465
Civitas Resources Inc.	333,282	23,013
DT Midstream Inc.	440,729	21,715
Antero Midstream Corp.	1,528,986	16,452
Helmerich & Payne Inc.	464,882	15,415
Northern Oil & Gas Inc.	299,419	9,932
Equitrans Midstream Corp.	1,858,103	9,569
Arch Resources Inc.	67,389	8,238
New Fortress Energy Inc.	251,493	7,618
Delek US Holdings Inc.	315,082	6,853
Archrock Inc.	614,767	6,326
CVR Energy Inc.	134,178	3,534
Enviva Inc.	139,678	3,003
		6,761,875

5

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Financials (19.0%)
JPMorgan Chase & Co.	13,305,482	1,839,350
Bank of America Corp.	32,059,776	938,710
Wells Fargo & Co.	17,515,587	696,245
Goldman Sachs Group Inc.	1,498,609	514,682
Morgan Stanley	5,620,984	505,720
BlackRock Inc.	676,493	454,062
Citigroup Inc.	8,827,168	415,495
Chubb Ltd.	1,902,825	383,533
Progressive Corp.	2,660,943	362,953
CME Group Inc.	1,634,579	303,656
Blackstone Inc.	3,233,627	288,860
PNC Financial Services Group Inc.	1,834,932	239,000
US Bancorp	6,302,896	216,063
Truist Financial Corp.	6,059,152	197,407
Aflac Inc.	2,777,823	194,031
Travelers Cos. Inc.	1,065,558	193,015
MetLife Inc.	3,009,738	184,587
American International Group Inc.	3,385,800	179,583
Ameriprise Financial Inc.	479,035	146,163
Prudential Financial Inc.	1,676,542	145,859
Bank of New York Mellon Corp.	3,345,168	142,471
Apollo Global Management Inc.	2,202,378	139,609
Allstate Corp.	1,203,730	139,344
Discover Financial Services	1,214,597	125,674
State Street Corp.	1,588,464	114,782
T. Rowe Price Group Inc.	1,001,959	112,550
Hartford Financial Services Group Inc.	1,444,815	102,567
M&T Bank Corp.	782,967	98,497
Principal Financial Group Inc.	1,102,206	82,324
Fifth Third Bancorp	3,102,930	81,297
Regions Financial Corp.	4,256,700	77,727
Cincinnati Financial Corp.	697,789	74,273
Huntington Bancshares Inc.	6,535,957	73,203
Northern Trust Corp.	935,783	73,141
Citizens Financial Group Inc.	2,223,651	68,800
Everest Re Group Ltd.	177,165	66,968
Ares Management Corp. Class A	698,189	61,154
KeyCorp	4,231,014	47,641
Equitable Holdings Inc.	1,678,450	43,623
Reinsurance Group of America Inc.	304,303	43,308
First Horizon Corp.	2,409,753	42,291
Credicorp Ltd.	310,047	42,005
Fidelity National Financial Inc.	1,182,778	41,977
	Shares	Market Value• ($000)
Unum Group	902,404	38,081
American Financial Group Inc.	305,909	37,544
Ally Financial Inc.	1,358,978	35,850
Franklin Resources Inc.	1,297,732	34,883
East West Bancorp Inc.	644,200	33,299
New York Community Bancorp Inc.	3,049,328	32,597
Old Republic International Corp.	1,269,577	32,082
Assurant Inc.	241,891	29,784
Webster Financial Corp.	787,351	29,368
Cullen/Frost Bankers Inc.	265,722	29,296
Invesco Ltd.	1,698,028	29,087
Jefferies Financial Group Inc.	899,814	28,821
Carlyle Group Inc.	941,675	28,561
First American Financial Corp.	458,752	26,429
Comerica Inc.	595,316	25,819
Prosperity Bancshares Inc.	398,177	24,934
RLI Corp.	176,982	24,609
SouthState Corp.	339,048	23,388
Houlihan Lokey Inc. Class A	229,772	20,997
Synovus Financial Corp.	654,808	20,168
Columbia Banking System Inc.	941,827	20,117
OneMain Holdings Inc.	521,953	20,027
Axis Capital Holdings Ltd.	353,756	20,001
MGIC Investment Corp.	1,343,179	19,973
United Bankshares Inc.	590,287	19,556
Hanover Insurance Group Inc.	161,319	19,287
Popular Inc.	320,230	19,217
Evercore Inc. Class A	165,797	18,912
FNB Corp.	1,627,841	18,688
Zions Bancorp NA	669,575	18,654
Home BancShares Inc.	850,265	18,510
Valley National Bancorp	1,947,997	18,272
Bank OZK	508,640	18,169
Old National Bancorp	1,326,060	17,783
FirstCash Holdings Inc.	170,191	17,535
Radian Group Inc.	711,950	17,279
Lincoln National Corp.	771,559	16,766
Glacier Bancorp Inc.	502,661	16,703
Cadence Bank	820,085	16,582
SLM Corp.	1,088,963	16,356
Janus Henderson Group plc	618,584	16,052
Hancock Whitney Corp.	389,777	14,235
Assured Guaranty Ltd.	261,784	14,102
Kemper Corp.	288,784	14,049
Jackson Financial Inc. Class A	338,330	12,183

6

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Community Bank System Inc.	241,326	12,057
Associated Banc-Corp	674,733	12,031
United Community Banks Inc.	480,848	11,973
Lazard Ltd. Class A	376,408	11,782
Independent Bank Corp.	207,243	11,606
CNO Financial Group Inc.	515,510	11,568
First Hawaiian Inc.	580,991	11,103
BOK Financial Corp.	132,068	11,077
Moelis & Co. Class A	288,057	10,912
Piper Sandler Cos.	78,789	10,671
First Interstate BancSystem Inc. Class A	403,871	10,335
Cathay General Bancorp	315,629	10,059
Atlantic Union Bankshares Corp.	338,736	9,695
First Bancorp	814,768	9,574
Pacific Premier Bancorp Inc.	423,929	9,428
Artisan Partners Asset Management Inc. Class A	271,273	9,405
Walker & Dunlop Inc.	138,833	9,345
Simmons First National Corp. Class A	549,833	9,188
CVB Financial Corp.	602,933	9,026
Fulton Financial Corp.	733,563	8,751
First Financial Bancorp	421,152	8,718
Bank of Hawaii Corp.	177,760	8,609
Virtu Financial Inc. Class A	428,216	8,586
Washington Federal Inc.	292,834	8,211
Eastern Bankshares Inc.	695,290	8,100
Banner Corp.	154,457	7,711
BankUnited Inc.	341,213	7,694
Navient Corp.	460,472	7,616
First Merchants Corp.	258,550	7,545
Towne Bank	311,994	7,391
BancFirst Corp.	88,697	7,086
Park National Corp.	64,789	7,018
Renasant Corp.	247,194	6,951
WesBanco Inc.	258,729	6,887
Cohen & Steers Inc.	114,571	6,881
Trustmark Corp.	276,337	6,602
Northwest Bancshares Inc.	552,417	6,458
Stock Yards Bancorp Inc.	130,125	6,324
Corebridge Financial Inc.	363,008	6,120
City Holding Co.	66,991	6,109
NBT Bancorp Inc.	188,570	6,080
Heartland Financial USA Inc.	185,316	6,034
Independent Bank Group Inc.	161,497	5,875
	Shares	Market Value• ($000)
Horace Mann Educators Corp.	186,791	5,843
First Commonwealth Financial Corp.	467,034	5,829
Bank of NT Butterfield & Son Ltd.	226,052	5,816
Provident Financial Services Inc.	329,698	5,763
Virtus Investment Partners Inc.	31,452	5,731
PacWest Bancorp	526,626	5,345
S&T Bancorp Inc.	177,447	4,885
Employers Holdings Inc.	123,366	4,884
CNA Financial Corp.	124,589	4,848
Westamerica Bancorp	118,389	4,796
Hope Bancorp Inc.	524,757	4,775
Sandy Spring Bancorp Inc.	197,853	4,448
Argo Group International Holdings Ltd.	144,248	4,242
Berkshire Hills Bancorp Inc.	194,251	4,132
WisdomTree Inc.	618,849	3,862
Mercury General Corp.	121,469	3,694
Brookline Bancorp Inc.	386,638	3,689
Capitol Federal Financial Inc.	579,268	3,591
Eagle Bancorp Inc.	140,562	3,528
1st Source Corp.	73,063	3,045
TFS Financial Corp.	227,658	2,741
Community Trust Bancorp Inc.	71,192	2,564
Washington Trust Bancorp Inc.	77,623	2,182
Kearny Financial Corp.	270,253	2,105
Republic Bancorp Inc. Class A	39,183	1,540
F&G Annuities & Life Inc.	82,380	1,510
Arthur J Gallagher & Co.	40	8
		11,798,393
Health Care (13.2%)
Johnson & Johnson	12,003,127	1,964,912
Merck & Co. Inc.	11,538,195	1,332,315
AbbVie Inc.	8,061,133	1,218,198
Pfizer Inc.	25,785,364	1,002,793
Bristol-Myers Squibb Co.	9,708,509	648,237
Amgen Inc.	2,434,336	583,608
Medtronic plc	6,093,040	554,162
Gilead Sciences Inc.	5,722,642	470,458
Baxter International Inc.	2,292,737	109,318
Cardinal Health Inc.	1,173,648	96,357
Royalty Pharma plc Class A	1,693,599	59,530
Viatris Inc.	5,517,260	51,476
Organon & Co.	1,157,881	28,519
Perrigo Co. plc	610,631	22,709
Premier Inc. Class A	535,327	17,843

7

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Patterson Cos. Inc.	393,996	10,681
Healthcare Services Group Inc.	336,343	5,250
Eli Lilly & Co.	972	385
		8,176,751
Industrials (11.7%)
Raytheon Technologies Corp.	6,703,491	669,679
Honeywell International Inc.	3,084,593	616,425
United Parcel Service Inc. Class B	3,356,274	603,492
Union Pacific Corp.	2,803,457	548,637
Caterpillar Inc.	2,372,814	519,172
Lockheed Martin Corp.	1,037,826	482,018
Automatic Data Processing Inc.	1,903,343	418,736
Illinois Tool Works Inc.	1,392,507	336,903
Eaton Corp. plc	1,819,100	304,008
3M Co.	2,511,013	266,720
General Dynamics Corp.	1,108,236	241,972
Emerson Electric Co.	2,588,655	215,531
Johnson Controls International plc	3,137,347	187,739
PACCAR Inc.	2,330,137	174,038
L3Harris Technologies Inc.	865,280	168,859
Paychex Inc.	1,468,969	161,381
Fidelity National Information Services Inc.	2,700,908	158,597
Cummins Inc.	641,699	150,825
DuPont de Nemours Inc.	2,088,827	145,633
Hubbell Inc. Class B	243,804	65,661
Snap-on Inc.	239,127	62,032
Synchrony Financial	1,983,159	58,523
Stanley Black & Decker Inc.	672,127	58,031
Packaging Corp. of America	415,584	56,212
CH Robinson Worldwide Inc.	528,298	53,289
Watsco Inc.	149,896	51,921
RPM International Inc.	581,048	47,663
Huntington Ingalls Industries Inc.	179,080	36,113
Westrock Co.	1,152,548	34,496
nVent Electric plc	751,194	31,498
MDU Resources Group Inc.	918,607	26,842
Sonoco Products Co.	442,501	26,824
Oshkosh Corp.	298,519	22,843
Triton International Ltd.	264,205	21,842
Flowserve Corp.	592,183	19,773
MSC Industrial Direct Co. Inc. Class A	210,655	19,113
Western Union Co.	1,697,254	18,551
		Shares	Market Value• ($000)
	GATX Corp.	158,723	18,080
	Ryder System Inc.	220,959	17,491
	ManpowerGroup Inc.	228,480	17,298
*	Crane Co.	213,853	15,412
	Otter Tail Corp.	186,678	13,432
	ABM Industries Inc.	299,978	12,773
	Crane NXT Co.	213,853	10,128
	McGrath RentCorp	110,044	9,781
	Kennametal Inc.	367,750	9,547
	Greif Inc. Class A	112,826	7,084
	Tennant Co.	84,152	6,431
[1]	ZIM Integrated Shipping Services Ltd.	372,352	6,356
	ADT Inc.	947,699	6,350
	H&E Equipment Services Inc.	144,851	5,287
[1]	Golden Ocean Group Ltd.	557,012	5,097
[1]	Star Bulk Carriers Corp.	225,330	4,757
	SFL Corp. Ltd.	521,633	4,742
	Apogee Enterprises Inc.	100,903	4,294
	Greenbrier Cos. Inc.	144,347	3,818
	TTEC Holdings Inc.	85,552	2,915
	Trinseo plc	157,789	2,859
	Kaman Corp.	127,115	2,805
[1]	Ardagh Metal Packaging SA	680,727	2,777
			7,271,106
Real Estate (0.0%)
	Kennedy-Wilson Holdings Inc.	533,551	8,953
Technology (6.6%)
	Broadcom Inc.	1,802,404	1,129,206
	Texas Instruments Inc.	4,136,980	691,703
	QUALCOMM Inc.	5,108,171	596,634
	Intel Corp.	18,874,661	586,247
	International Business Machines Corp.	4,102,406	518,585
	HP Inc.	4,475,577	132,969
	Corning Inc.	3,350,859	111,316
	Hewlett Packard Enterprise Co.	5,853,751	83,826
	NetApp Inc.	989,626	62,238
	Seagate Technology Holdings plc	879,265	51,674
	Dell Technologies Inc. Class C	1,075,397	46,769
	Gen Digital Inc.	2,499,147	44,160
	National Instruments Corp.	595,773	34,692
	Avnet Inc.	413,588	17,065
	Xerox Holdings Corp.	515,948	8,085
			4,115,169
Telecommunications (4.9%)
	Cisco Systems Inc.	18,751,312	886,000
	Comcast Corp. Class A	19,089,115	789,717

8

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Verizon Communications Inc.	19,160,300	743,994
AT&T Inc.	32,639,332	576,737
Juniper Networks Inc.	1,455,293	43,877
Cogent Communications Holdings Inc.	194,441	13,424
Telephone & Data Systems Inc.	458,006	4,580
		3,058,329
Utilities (8.0%)
NextEra Energy Inc.	9,054,101	693,816
Southern Co.	4,954,595	364,410
Duke Energy Corp.	3,526,780	348,728
Waste Management Inc.	1,869,856	310,490
Sempra Energy	1,433,463	222,889
Dominion Energy Inc.	3,792,862	216,724
American Electric Power Co. Inc.	2,341,210	216,375
Exelon Corp.	4,523,080	191,959
Xcel Energy Inc.	2,481,853	173,506
Consolidated Edison Inc.	1,616,125	159,140
Public Service Enterprise Group Inc.	2,267,844	143,328
WEC Energy Group Inc.	1,437,061	138,202
Edison International	1,711,834	125,991
Eversource Energy	1,567,710	121,670
Ameren Corp.	1,171,917	104,265
FirstEnergy Corp.	2,603,288	103,611
Entergy Corp.	924,032	99,407
DTE Energy Co.	878,444	98,746
PPL Corp.	3,354,383	96,338
CenterPoint Energy Inc.	2,869,740	87,441
CMS Energy Corp.	1,317,754	82,043
Atmos Energy Corp.	646,982	73,847
AES Corp.	3,038,042	71,880
Alliant Energy Corp.	1,140,090	62,865
Evergy Inc.	1,011,193	62,805
NiSource Inc.	1,849,412	52,634
Essential Utilities Inc.	1,053,614	44,989
Vistra Corp.	1,788,886	42,683
Pinnacle West Capital Corp.	513,359	40,278
OGE Energy Corp.	952,417	35,754
NRG Energy Inc.	966,749	33,034
UGI Corp.	953,666	32,310
IDACORP Inc.	228,902	25,436
New Jersey Resources Corp.	435,280	22,478
National Fuel Gas Co.	399,453	22,329
	Shares	Market Value• ($000)
Portland General Electric Co.	404,416	20,472
Hawaiian Electric Industries Inc.	494,636	19,395
Black Hills Corp.	294,790	19,247
ONE Gas Inc.	243,641	18,748
PNM Resources Inc.	387,324	18,642
Southwest Gas Holdings Inc.	302,877	16,961
ALLETE Inc.	259,184	16,168
Spire Inc.	230,536	15,614
NorthWestern Corp.	263,292	15,434
Avista Corp.	334,987	14,763
Avangrid Inc.	322,296	12,976
MGE Energy Inc.	164,586	12,609
Clearway Energy Inc. Class C	375,401	11,401
SJW Group	122,863	9,328
Atlantica Sustainable Infrastructure plc	285,202	7,592
Northwest Natural Holding Co.	157,645	7,403
Clearway Energy Inc. Class A	154,359	4,473
		4,963,627
Total Common Stocks (Cost $53,100,331)		61,925,671
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 4.853% (Cost $96,534)	965,497	96,540
Total Investments (100.0%) (Cost $53,196,865)		62,022,211
Other Assets and Liabilities—Net (0.0%)		18,653
Net Assets (100%)		62,040,864
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,132,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $69,818,000 was received for securities on loan.

9

High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	437	91,519	4,870

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	16,299	(4.827)	827	—
Paramount Global Class B	8/31/23	BANA	13,297	(4.827)	706	—
					1,533	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,510,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $53,100,331)	61,925,671
Affiliated Issuers (Cost $96,534)	96,540
Total Investments in Securities	62,022,211
Investment in Vanguard	2,171
Cash	16,207
Cash Collateral Pledged—Futures Contracts	4,900
Receivables for Accrued Income	96,036
Receivables for Capital Shares Issued	4,616
Variation Margin Receivable—Futures Contracts	759
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,533
Total Assets	62,148,433
Liabilities
Payables for Investment Securities Purchased	25,640
Collateral for Securities on Loan	69,818
Payables for Capital Shares Redeemed	10,484
Payables to Vanguard	1,627
Total Liabilities	107,569
Net Assets	62,040,864
1 Includes $67,132,000 of securities on loan.
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High Dividend Yield Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	54,251,546
Total Distributable Earnings (Loss)	7,789,318
Net Assets	62,040,864

ETF Shares—Net Assets
Applicable to 465,925,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,782,790
Net Asset Value Per Share—ETF Shares	$106.85

Admiral Shares—Net Assets
Applicable to 380,463,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,258,074
Net Asset Value Per Share—Admiral Shares	$32.22
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	1,014,828
Interest[2]	501
Securities Lending—Net	1,379
Total Income	1,016,708
Expenses
The Vanguard Group—Note B
Investment Advisory Services	729
Management and Administrative—ETF Shares	12,089
Management and Administrative—Admiral Shares	4,317
Marketing and Distribution—ETF Shares	1,131
Marketing and Distribution—Admiral Shares	277
Custodian Fees	471
Shareholders’ Reports—ETF Shares	638
Shareholders’ Reports—Admiral Shares	114
Trustees’ Fees and Expenses	13
Other Expenses	7
Total Expenses	19,786
Expenses Paid Indirectly	(2)
Net Expenses	19,784
Net Investment Income	996,924
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,717,392
Futures Contracts	760
Swap Contracts	5,002
Realized Net Gain (Loss)	1,723,154
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,495,473)
Futures Contracts	3,163
Swap Contracts	(62)
Change in Unrealized Appreciation (Depreciation)	(1,492,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,227,706
1	Dividends are net of foreign withholding taxes of $871,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $403,000, $3,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,124,750,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	996,924	1,684,583
Realized Net Gain (Loss)	1,723,154	639,561
Change in Unrealized Appreciation (Depreciation)	(1,492,372)	(1,659,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,227,706	664,460
Distributions
ETF Shares	(779,132)	(1,318,564)
Admiral Shares	(193,285)	(352,553)
Total Distributions	(972,417)	(1,671,117)
Capital Share Transactions
ETF Shares	887,862	9,692,470
Admiral Shares	9,799	1,017,487
Net Increase (Decrease) from Capital Share Transactions	897,661	10,709,957
Total Increase (Decrease)	1,152,950	9,703,300
Net Assets
Beginning of Period	60,887,914	51,184,614
End of Period	62,040,864	60,887,914
See accompanying Notes, which are an integral part of the Financial Statements.
14

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$106.42	$108.42	$79.49	$89.60	$83.26	$82.46
Investment Operations
Net Investment Income[1]	1.730	3.232	3.010	2.950	2.891	2.623
Net Realized and Unrealized Gain (Loss) on Investments	.392	(2.016)	28.887	(10.184)	6.251	.731
Total from Investment Operations	2.122	1.216	31.897	(7.234)	9.142	3.354
Distributions
Dividends from Net Investment Income	(1.692)	(3.216)	(2.967)	(2.876)	(2.802)	(2.554)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.692)	(3.216)	(2.967)	(2.876)	(2.802)	(2.554)
Net Asset Value, End of Period	$106.85	$106.42	$108.42	$79.49	$89.60	$83.26
Total Return	2.03%	1.18%	40.55%	-8.17%	11.31%	4.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,783	$48,689	$39,766	$26,279	$26,816	$21,328
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.18%	3.01%	2.99%	3.53%	3.38%	3.08%
Portfolio Turnover Rate[3]	4%	9%	8%	11%	7%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,			February 7, 2019[1] to October 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$32.09	$32.69	$23.97	$27.02	$25.00
Investment Operations
Net Investment Income[2]	.519	.970	.902	.887	.624
Net Realized and Unrealized Gain (Loss) on Investments	.118	(.607)	8.707	(3.075)	2.010
Total from Investment Operations	.637	.363	9.609	(2.188)	2.634
Distributions
Dividends from Net Investment Income	(.507)	(.963)	(.889)	(.862)	(.614)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.507)	(.963)	(.889)	(.862)	(.614)
Net Asset Value, End of Period	$32.22	$32.09	$32.69	$23.97	$27.02
Total Return[3]	2.03%	1.19%	40.50%	-8.19%	10.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,258	$12,199	$11,418	$7,665	$8,814
Ratio of Total Expenses to Average Net Assets	0.08%[4]	0.08%[4]	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.16%	2.99%	2.97%	3.52%	3.24%[5]
Portfolio Turnover Rate[6]	4%	9%	8%	11%	7%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional
17

High Dividend Yield Index Fund
amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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High Dividend Yield Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
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High Dividend Yield Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $2,171,000, representing less than 0.01% of the fund’s net assets and 0.87% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
20

High Dividend Yield Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	61,925,671	—	—	61,925,671
Temporary Cash Investments	96,540	—	—	96,540
Total	62,022,211	—	—	62,022,211

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,870	—	—	4,870
Swap Contracts	—	1,533	—	1,533
Total	4,870	1,533	—	6,403
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	53,278,390
Gross Unrealized Appreciation	11,963,932
Gross Unrealized Depreciation	(3,213,708)
Net Unrealized Appreciation (Depreciation)	8,750,224
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $2,837,648,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2023, the fund purchased $8,425,314,000 of investment securities and sold $7,492,888,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,880,817,000 and $5,068,966,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $260,539,000 and sales were $571,147,000, resulting in net realized loss of $130,903,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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High Dividend Yield Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,964,123	56,573	12,609,654	117,634
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,076,261)	(48,150)	(2,917,184)	(26,900)
Net Increase (Decrease)—ETF Shares	887,862	8,423	9,692,470	90,734
Admiral Shares
Issued	857,840	26,252	2,387,226	73,103
Issued in Lieu of Cash Distributions	150,171	4,775	273,445	8,660
Redeemed	(998,212)	(30,706)	(1,643,184)	(50,873)
Net Increase (Decrease)—Admiral Shares	9,799	321	1,017,487	30,890
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
22

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
23

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
24

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High Dividend Yield Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
25

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q6232 062023

Semiannual Report   |   April 30, 2023
Vanguard Emerging Markets Government Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	34
Liquidity Risk Management	36

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Government Bond Index Fund
ETF Shares	$1,000.00	$1,103.90	$1.04
Admiral™ Shares	1,000.00	1,103.90	1.04
Institutional Shares	1,000.00	1,103.70	0.94
Based on Hypothetical 5% Yearly Return
Emerging Markets Government Bond Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,023.80	1.00
Institutional Shares	1,000.00	1,023.90	0.90
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for ETF Shares, 0.20% for Admiral Shares and 0.18% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Government Bond Index Fund
Fund Allocation
As of April 30, 2023
Saudi Arabia	10.3%
Mexico	10.1
Turkey	7.4
Indonesia	7.4
United Arab Emirates	6.3
Qatar	4.9
China	4.2
Brazil	3.6
Philippines	3.5
Colombia	3.3
Oman	2.5
Panama	2.5
Dominican Republic	2.4
Chile	2.3
Peru	2.3
Bahrain	2.0
South Africa	1.8
Argentina	1.8
Egypt	1.7
Uruguay	1.5
Romania	1.3
Malaysia	1.3
Hungary	1.3
Nigeria	1.1
Poland	1.0
Other	12.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Government Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Note/Bond	4.250%	12/31/24	2,325	2,324
	United States Treasury Note/Bond	4.625%	2/28/25	4,945	4,986
	United States Treasury Note/Bond	3.875%	3/31/25	3,875	3,859
	United States Treasury Note/Bond	4.000%	2/29/28	465	475
Total U.S. Government and Agency Obligations (Cost $11,632)					11,644
Corporate Bonds (13.6%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	7,425	7,638
Brazil (0.2%)
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.850%	6/5/15	6,126	5,344
					5,345
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	9,800	7,370
China (2.8%)
	Bank of China Ltd.	5.000%	11/13/24	11,175	11,150
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	6,250	6,078
	China Construction Bank Corp.	2.450%	6/24/30	7,375	6,972
	China Construction Bank Corp.	2.850%	1/21/32	7,400	6,987
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	3,700	3,798
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	6,480	6,398
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	7,750	7,562
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	7,290	7,235
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	22,485	21,081
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	5,450	5,298
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	5,550	5,031
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	5,320	5,283
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	9,094	8,865
					101,738
Colombia (0.6%)
	Ecopetrol SA	5.375%	6/26/26	5,515	5,222
	Ecopetrol SA	6.875%	4/29/30	7,675	6,875
	Ecopetrol SA	8.875%	1/13/33	7,090	6,872
	Ecopetrol SA	5.875%	5/28/45	7,247	4,771
					23,740
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indonesia (0.5%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	4,300	4,147
	Freeport Indonesia PT	5.315%	4/14/32	1,175	1,134
	Pertamina Persero PT	6.450%	5/30/44	5,200	5,416
	Pertamina Persero PT	6.500%	11/7/48	200	208
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	5,657	5,505
					16,410
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	5,550	4,701
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	3/18/25	5,600	5,485
	Petronas Capital Ltd.	3.500%	4/21/30	8,150	7,703
	Petronas Capital Ltd.	4.500%	3/18/45	5,500	5,209
	Petronas Capital Ltd.	4.550%	4/21/50	10,150	9,507
[2]	Petronas Capital Ltd.	3.404%	4/28/61	3,670	2,688
	Petronas Capital Ltd.	3.404%	4/28/61	2,750	2,034
					32,626
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	7,779	6,023
	Petroleos Mexicanos	6.875%	8/4/26	9,140	8,638
	Petroleos Mexicanos	6.490%	1/23/27	5,656	5,071
	Petroleos Mexicanos	6.500%	3/13/27	14,705	13,205
	Petroleos Mexicanos	5.350%	2/12/28	7,370	6,122
[3]	Petroleos Mexicanos	8.750%	6/2/29	7,000	6,434
	Petroleos Mexicanos	6.840%	1/23/30	8,600	6,947
	Petroleos Mexicanos	5.950%	1/28/31	13,865	10,260
[3]	Petroleos Mexicanos	6.700%	2/16/32	24,869	19,164
	Petroleos Mexicanos	10.000%	2/7/33	7,275	6,762
	Petroleos Mexicanos	6.625%	6/15/35	10,085	7,045
	Petroleos Mexicanos	6.500%	6/2/41	5,725	3,652
	Petroleos Mexicanos	6.750%	9/21/47	20,355	12,542
	Petroleos Mexicanos	6.350%	2/12/48	5,775	3,408
	Petroleos Mexicanos	7.690%	1/23/50	29,529	19,774
	Petroleos Mexicanos	6.950%	1/28/60	13,930	8,520
					143,567
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	7,400	4,692
Qatar (1.0%)
[2]	QatarEnergy	1.375%	9/12/26	3,700	3,360
	QatarEnergy	1.375%	9/12/26	2,175	1,978
[2]	QatarEnergy	2.250%	7/12/31	4,050	3,495
	QatarEnergy	2.250%	7/12/31	8,650	7,477
	QatarEnergy	3.125%	7/12/41	12,809	10,097
	QatarEnergy	3.300%	7/12/51	14,700	11,113
					37,520
Saudi Arabia (2.3%)
	Gaci First Investment Co.	4.750%	2/14/30	6,300	6,371
	Gaci First Investment Co.	4.875%	2/14/35	7,500	7,432
	Gaci First Investment Co.	5.125%	2/14/53	6,300	5,878
[2]	SA Global Sukuk Ltd.	1.602%	6/17/26	3,900	3,587
	SA Global Sukuk Ltd.	1.602%	6/17/26	4,138	3,805
	SA Global Sukuk Ltd.	2.694%	6/17/31	10,050	8,972
	Saudi Arabian Oil Co.	3.500%	4/16/29	11,566	10,950
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saudi Arabian Oil Co.	2.250%	11/24/30	7,425	6,340
	Saudi Arabian Oil Co.	4.250%	4/16/39	11,075	10,178
	Saudi Arabian Oil Co.	4.375%	4/16/49	10,780	9,535
	Saudi Arabian Oil Co.	3.250%	11/24/50	8,683	6,235
	Saudi Arabian Oil Co.	3.500%	11/24/70	8,200	5,565
					84,848
United Arab Emirates (0.8%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	8,075	7,623
[2]	DP World Ltd.	6.850%	7/2/37	6,070	6,791
	DP World Ltd.	5.625%	9/25/48	275	268
	DP World Salaam	6.000%	Perpetual	5,450	5,444
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	5,203	4,281
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	7,700	6,587
					30,994
Total Corporate Bonds (Cost $578,907)					501,189
Sovereign Bonds (84.3%)
Angola (0.8%)
	Republic of Angola	9.500%	11/12/25	2,325	2,301
	Republic of Angola	8.250%	5/9/28	7,550	6,638
	Republic of Angola	8.000%	11/26/29	6,423	5,432
[2]	Republic of Angola	8.750%	4/14/32	5,000	4,137
	Republic of Angola	8.750%	4/14/32	1,650	1,369
	Republic of Angola	9.375%	5/8/48	6,150	4,727
	Republic of Angola	9.125%	11/26/49	4,200	3,147
					27,751
Argentina (1.7%)
[4]	Provincia de Buenos Aires, 6.375% coupon rate effective 9/1/23	5.250%	9/1/37	22,685	7,017
	Republic of Argentina	1.000%	7/9/29	9,626	2,299
[4]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	58,797	14,408
[4]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/35	75,693	16,864
[4]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/46	7,649	1,767
[4]	Republic of Argentina, 4.250% coupon rate effective 7/9/23	3.875%	1/9/38	41,871	11,576
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	38,299	9,623
					63,554
Armenia (0.2%)
	Republic of Armenia	7.150%	3/26/25	1,800	1,829
	Republic of Armenia	3.950%	9/26/29	1,850	1,536
[2]	Republic of Armenia	3.600%	2/2/31	750	590
	Republic of Armenia	3.600%	2/2/31	1,850	1,457
					5,412
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	3,860	3,368
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	651
[3]	Commonwealth of Bahamas	6.000%	11/21/28	1,850	1,422
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,421
[3]	Commonwealth of Bahamas	8.950%	10/15/32	1,400	1,142
					4,636
Bahrain (1.9%)
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,900	2,877
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	3,900	4,025
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	3,562	3,587
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	3,456	3,366
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	3,725	3,579
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	3,750	3,392
[2]	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	3,900	3,954
	Kingdom of Bahrain	7.000%	1/26/26	5,625	5,786
	Kingdom of Bahrain	4.250%	1/25/28	2,375	2,195
	Kingdom of Bahrain	7.000%	10/12/28	5,700	5,846
	Kingdom of Bahrain	6.750%	9/20/29	4,550	4,537
	Kingdom of Bahrain	7.375%	5/14/30	3,650	3,760
	Kingdom of Bahrain	5.625%	9/30/31	3,570	3,308
	Kingdom of Bahrain	5.450%	9/16/32	3,700	3,309
	Kingdom of Bahrain	5.250%	1/25/33	3,680	3,188
[2]	Kingdom of Bahrain	5.625%	5/18/34	1,500	1,314
	Kingdom of Bahrain	5.625%	5/18/34	2,200	1,930
[2]	Kingdom of Bahrain	7.750%	4/18/35	3,700	3,727
	Kingdom of Bahrain	6.000%	9/19/44	4,525	3,570
	Kingdom of Bahrain	7.500%	9/20/47	3,225	2,931
	Kingdom of Bahrain	6.250%	1/25/51	1,900	1,494
					71,675
Belarus (0.1%)
	Republic of Belarus	5.875%	2/24/26	2,175	1,023
	Republic of Belarus	7.625%	6/29/27	2,035	921
	Republic of Belarus	6.200%	2/28/30	2,100	779
	Republic of Belarus	6.378%	2/24/31	2,500	920
					3,643
Bermuda (0.3%)
	Government of Bermuda	3.717%	1/25/27	2,150	2,083
	Government of Bermuda	2.375%	8/20/30	2,000	1,716
[2]	Government of Bermuda	5.000%	7/15/32	2,000	2,015
	Government of Bermuda	5.000%	7/15/32	1,600	1,609
[2]	Government of Bermuda	3.375%	8/20/50	1,000	715
	Government of Bermuda	3.375%	8/20/50	1,600	1,146
					9,284
Bolivia (0.1%)
[2,3]	Bolivian Government	4.500%	3/20/28	700	396
[3]	Bolivian Government	4.500%	3/20/28	3,506	1,967
[2]	Bolivian Government	7.500%	3/2/30	1,400	953
	Bolivian Government	7.500%	3/2/30	1,200	815
					4,131
Brazil (3.4%)
	Federative Republic of Brazil	4.250%	1/7/25	16,328	16,145
	Federative Republic of Brazil	8.750%	2/4/25	3,248	3,448
	Federative Republic of Brazil	2.875%	6/6/25	7,350	7,033
	Federative Republic of Brazil	6.000%	4/7/26	6,400	6,636
	Federative Republic of Brazil	10.125%	5/15/27	2,900	3,406
	Federative Republic of Brazil	4.625%	1/13/28	11,175	10,950
	Federative Republic of Brazil	4.500%	5/30/29	7,250	6,890
	Federative Republic of Brazil	3.875%	6/12/30	12,700	11,348
	Federative Republic of Brazil	3.750%	9/12/31	5,475	4,742
	Federative Republic of Brazil	6.000%	10/20/33	11,600	11,410
	Federative Republic of Brazil	8.250%	1/20/34	1,600	1,843
	Federative Republic of Brazil	7.125%	1/20/37	6,100	6,524
	Federative Republic of Brazil	5.625%	1/7/41	8,025	7,118
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federative Republic of Brazil	5.000%	1/27/45	12,586	9,920
	Federative Republic of Brazil	5.625%	2/21/47	8,273	7,002
	Federative Republic of Brazil	4.750%	1/14/50	16,485	12,152
					126,567
Chile (2.1%)
	Republic of Chile	3.125%	1/21/26	2,600	2,527
	Republic of Chile	2.750%	1/31/27	5,800	5,481
	Republic of Chile	3.240%	2/6/28	7,690	7,369
	Republic of Chile	2.450%	1/31/31	8,332	7,323
	Republic of Chile	2.550%	1/27/32	600	523
	Republic of Chile	2.550%	7/27/33	8,522	7,146
	Republic of Chile	3.500%	1/31/34	7,650	6,929
	Republic of Chile	3.100%	5/7/41	10,050	7,760
	Republic of Chile	4.340%	3/7/42	7,225	6,561
	Republic of Chile	3.860%	6/21/47	4,625	3,848
	Republic of Chile	3.500%	1/25/50	8,400	6,474
	Republic of Chile	4.000%	1/31/52	3,750	3,113
	Republic of Chile	3.500%	4/15/53	5,450	4,171
	Republic of Chile	3.100%	1/22/61	7,300	4,892
	Republic of Chile	3.250%	9/21/71	3,750	2,498
					76,615
China (1.4%)
	China Government Bond	1.950%	12/3/24	7,900	7,616
	China Government Bond	0.550%	10/21/25	8,220	7,542
	China Government Bond	2.625%	11/2/27	4,324	4,161
	China Government Bond	3.500%	10/19/28	3,600	3,597
	China Government Bond	2.125%	12/3/29	8,200	7,557
	China Government Bond	1.200%	10/21/30	4,950	4,226
	China Government Bond	1.750%	10/26/31	3,200	2,808
	China Government Bond	2.750%	12/3/39	2,775	2,310
	China Government Bond	4.000%	10/19/48	2,000	1,948
	China Government Bond	2.250%	10/21/50	1,200	830
[2]	China Government Bond	2.500%	10/26/51	2,325	1,662
	China Government Bond	2.500%	10/26/51	1,400	1,015
	Export-Import Bank of China	3.625%	7/31/24	5,275	5,198
					50,470
Colombia (2.6%)
	Republic of Colombia	8.125%	5/21/24	2,380	2,428
	Republic of Colombia	4.500%	1/28/26	6,317	5,991
	Republic of Colombia	3.875%	4/25/27	6,150	5,537
	Republic of Colombia	4.500%	3/15/29	7,225	6,295
	Republic of Colombia	3.000%	1/30/30	5,725	4,387
	Republic of Colombia	3.125%	4/15/31	9,415	6,975
	Republic of Colombia	3.250%	4/22/32	7,675	5,550
	Republic of Colombia	8.000%	4/20/33	5,142	5,131
	Republic of Colombia	7.500%	2/2/34	8,846	8,466
	Republic of Colombia	7.375%	9/18/37	6,562	6,099
	Republic of Colombia	6.125%	1/18/41	8,845	6,961
	Republic of Colombia	4.125%	2/22/42	4,200	2,601
	Republic of Colombia	5.625%	2/26/44	8,875	6,459
	Republic of Colombia	5.000%	6/15/45	16,500	11,044
	Republic of Colombia	5.200%	5/15/49	9,770	6,569
	Republic of Colombia	4.125%	5/15/51	6,050	3,551
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	3.875%	2/15/61	4,900	2,680
					96,724
Costa Rica (0.6%)
	Republic of Costa Rica	4.375%	4/30/25	1,800	1,770
	Republic of Costa Rica	6.125%	2/19/31	4,650	4,703
[2,3]	Republic of Costa Rica	6.550%	4/3/34	5,350	5,467
	Republic of Costa Rica	5.625%	4/30/43	1,900	1,661
	Republic of Costa Rica	7.000%	4/4/44	3,530	3,487
	Republic of Costa Rica	7.158%	3/12/45	4,701	4,690
					21,778
Dominican Republic (2.3%)
	Dominican Republic	5.500%	1/27/25	4,850	4,808
	Dominican Republic	6.875%	1/29/26	6,495	6,627
	Dominican Republic	5.950%	1/25/27	6,150	6,106
	Dominican Republic	6.000%	7/19/28	4,919	4,857
[2]	Dominican Republic	5.500%	2/22/29	2,550	2,433
	Dominican Republic	5.500%	2/22/29	3,950	3,765
	Dominican Republic	4.500%	1/30/30	7,406	6,556
[2]	Dominican Republic	7.050%	2/3/31	2,000	2,035
[2]	Dominican Republic	4.875%	9/23/32	700	603
	Dominican Republic	4.875%	9/23/32	10,650	9,200
[2]	Dominican Republic	6.000%	2/22/33	1,300	1,216
	Dominican Republic	6.000%	2/22/33	6,100	5,689
	Dominican Republic	5.300%	1/21/41	5,450	4,330
	Dominican Republic	7.450%	4/30/44	5,250	5,105
	Dominican Republic	6.850%	1/27/45	7,194	6,492
	Dominican Republic	6.500%	2/15/48	3,600	3,079
	Dominican Republic	6.400%	6/5/49	5,600	4,712
	Dominican Republic	5.875%	1/30/60	11,677	8,943
					86,556
Ecuador (0.6%)
[3]	Republic of Ecuador	0.000%	7/31/30	3,655	1,127
[4]	Republic of Ecuador, 2.500% coupon rate effective 7/31/23	1.500%	7/31/40	12,558	4,101
[4]	Republic of Ecuador, 3.500% coupon rate effective 7/31/23	2.500%	7/31/35	30,976	11,303
[4]	Republic of Ecuador, 6.000% coupon rate effective 7/31/23	5.500%	7/31/30	13,585	7,167
					23,698
Egypt (1.7%)
	Arab Republic of Egypt	5.750%	5/29/24	4,345	3,632
	Arab Republic of Egypt	5.875%	6/11/25	5,600	4,049
	Arab Republic of Egypt	5.250%	10/6/25	3,150	2,171
	Arab Republic of Egypt	3.875%	2/16/26	2,900	1,871
	Arab Republic of Egypt	7.500%	1/31/27	7,100	4,783
	Arab Republic of Egypt	5.800%	9/30/27	4,725	2,904
	Arab Republic of Egypt	6.588%	2/21/28	4,600	2,837
	Arab Republic of Egypt	7.600%	3/1/29	6,175	3,793
	Arab Republic of Egypt	5.875%	2/16/31	5,375	2,884
	Arab Republic of Egypt	7.053%	1/15/32	3,400	1,885
	Arab Republic of Egypt	7.625%	5/29/32	5,969	3,354
[2]	Arab Republic of Egypt	7.300%	9/30/33	925	499
	Arab Republic of Egypt	7.300%	9/30/33	3,900	2,109
	Arab Republic of Egypt	6.875%	4/30/40	1,575	807
	Arab Republic of Egypt	8.500%	1/31/47	8,980	4,742
	Arab Republic of Egypt	7.903%	2/21/48	5,800	2,936
	Arab Republic of Egypt	8.700%	3/1/49	5,400	2,875
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arab Republic of Egypt	8.875%	5/29/50	7,340	3,913
[2]	Arab Republic of Egypt	8.750%	9/30/51	950	502
	Arab Republic of Egypt	8.750%	9/30/51	1,875	995
	Arab Republic of Egypt	8.150%	11/20/59	1,750	895
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,000	1,500
	Arab Republic of Egypt	7.500%	2/16/61	2,500	1,246
[2]	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	5,425	4,475
					61,657
El Salvador (0.3%)
	Republic of El Salvador	6.375%	1/18/27	2,762	1,743
	Republic of El Salvador	8.625%	2/28/29	2,385	1,395
	Republic of El Salvador	8.250%	4/10/32	1,732	974
	Republic of El Salvador	7.650%	6/15/35	3,650	1,837
	Republic of El Salvador	7.625%	2/1/41	2,518	1,257
	Republic of El Salvador	7.125%	1/20/50	4,275	2,084
[2]	Republic of El Salvador	9.500%	7/15/52	150	83
	Republic of El Salvador	9.500%	7/15/52	3,350	1,845
					11,218
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	3,750	2,621
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	2,800	2,591
[3]	Republic of Gabon	6.625%	2/6/31	3,000	2,217
[2,3]	Republic of Gabon	6.625%	2/6/31	700	517
[2]	Republic of Gabon	7.000%	11/24/31	2,125	1,569
	Republic of Gabon	7.000%	11/24/31	600	443
					7,337
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	750	674
	Republic of Georgia	2.750%	4/22/26	1,000	898
					1,572
Ghana (0.5%)
[3,5]	Republic of Ghana	8.125%	1/18/26	4,645	1,887
[3,5]	Republic of Ghana	6.375%	2/11/27	6,051	2,290
[3,5]	Republic of Ghana	7.875%	3/26/27	1,980	772
[3,5]	Republic of Ghana	7.750%	4/7/29	3,400	1,267
[3,5]	Republic of Ghana	7.625%	5/16/29	3,700	1,375
[3,5]	Republic of Ghana	10.750%	10/14/30	3,650	2,502
[3,5]	Republic of Ghana	8.125%	3/26/32	4,500	1,670
[5]	Republic of Ghana	8.625%	4/7/34	3,350	1,245
[3,5]	Republic of Ghana	7.875%	2/11/35	3,854	1,436
[2,5]	Republic of Ghana	8.875%	5/7/42	200	70
[5]	Republic of Ghana	8.875%	5/7/42	1,900	670
[3,5]	Republic of Ghana	8.627%	6/16/49	3,250	1,147
[3,5]	Republic of Ghana	8.950%	3/26/51	3,725	1,319
[2,3,5]	Republic of Ghana	8.750%	3/11/61	200	69
[3,5]	Republic of Ghana	8.750%	3/11/61	3,050	1,070
					18,789
Guatemala (0.5%)
	Republic of Guatemala	4.500%	5/3/26	2,250	2,199
	Republic of Guatemala	4.375%	6/5/27	2,000	1,930
	Republic of Guatemala	4.875%	2/13/28	2,400	2,339
[2]	Republic of Guatemala	5.250%	8/10/29	1,700	1,660
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Guatemala	4.900%	6/1/30	2,000	1,919
	Republic of Guatemala	5.375%	4/24/32	2,000	1,952
[2]	Republic of Guatemala	3.700%	10/7/33	900	754
	Republic of Guatemala	3.700%	10/7/33	1,075	899
	Republic of Guatemala	4.650%	10/7/41	2,100	1,721
[3]	Republic of Guatemala	6.125%	6/1/50	5,000	4,695
					20,068
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	2,570	2,311
	Republic of Honduras	5.625%	6/24/30	2,100	1,664
					3,975
Hungary (1.3%)
[2]	Republic of Hungary	6.125%	5/22/28	5,300	5,507
	Republic of Hungary	6.125%	5/22/28	200	207
[2]	Republic of Hungary	5.250%	6/16/29	4,675	4,642
	Republic of Hungary	5.250%	6/16/29	3,150	3,123
[2]	Republic of Hungary	2.125%	9/22/31	5,200	4,059
	Republic of Hungary	2.125%	9/22/31	2,950	2,308
	Republic of Hungary	6.250%	9/22/32	5,025	5,212
[2]	Republic of Hungary	5.500%	6/16/34	3,825	3,754
	Republic of Hungary	5.500%	6/16/34	1,800	1,768
	Republic of Hungary	7.625%	3/29/41	5,970	6,796
[2]	Republic of Hungary	3.125%	9/21/51	4,600	2,849
	Republic of Hungary	3.125%	9/21/51	2,700	1,677
[2]	Republic of Hungary	6.750%	9/25/52	4,600	4,780
					46,682
Indonesia (6.8%)
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,450	2,442
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	5,200	5,209
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	7,619	7,637
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	3,005	2,884
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	6,320	6,364
[2]	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	2,950	2,689
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	2,495	2,274
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	7,377	7,357
[2]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	3,575	3,590
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	3,300	3,314
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	5,790	5,829
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	3,835	3,872
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,950	3,563
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	3,500	3,068
[2]	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	4,400	4,493
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	1,050	1,072
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,900	2,360
[2]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	1,300	1,022
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	1,450	1,140
	Republic of Indonesia	4.125%	1/15/25	7,300	7,281
	Republic of Indonesia	4.750%	1/8/26	7,325	7,375
	Republic of Indonesia	4.350%	1/8/27	4,700	4,706
	Republic of Indonesia	3.850%	7/18/27	3,570	3,514
	Republic of Indonesia	4.150%	9/20/27	2,725	2,705
	Republic of Indonesia	3.500%	1/11/28	4,886	4,717
	Republic of Indonesia	4.550%	1/11/28	3,400	3,430
	Republic of Indonesia	4.100%	4/24/28	4,000	3,959
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.750%	2/11/29	4,558	4,637
	Republic of Indonesia	3.400%	9/18/29	2,450	2,316
	Republic of Indonesia	2.850%	2/14/30	4,600	4,193
	Republic of Indonesia	3.850%	10/15/30	5,800	5,581
	Republic of Indonesia	1.850%	3/12/31	4,650	3,840
	Republic of Indonesia	2.150%	7/28/31	5,050	4,245
	Republic of Indonesia	3.550%	3/31/32	3,800	3,541
	Republic of Indonesia	4.650%	9/20/32	6,500	6,519
	Republic of Indonesia	4.850%	1/11/33	3,280	3,329
	Republic of Indonesia	8.500%	10/12/35	5,600	7,402
	Republic of Indonesia	6.625%	2/17/37	5,112	5,966
	Republic of Indonesia	7.750%	1/17/38	7,150	9,118
	Republic of Indonesia	5.250%	1/17/42	8,250	8,357
	Republic of Indonesia	4.625%	4/15/43	5,210	4,940
	Republic of Indonesia	6.750%	1/15/44	7,255	8,581
	Republic of Indonesia	5.125%	1/15/45	7,401	7,395
	Republic of Indonesia	5.950%	1/8/46	4,616	4,997
	Republic of Indonesia	5.250%	1/8/47	5,350	5,373
	Republic of Indonesia	4.750%	7/18/47	3,700	3,538
	Republic of Indonesia	4.350%	1/11/48	6,350	5,717
	Republic of Indonesia	5.350%	2/11/49	3,173	3,240
	Republic of Indonesia	3.700%	10/30/49	3,550	2,856
	Republic of Indonesia	3.500%	2/14/50	2,900	2,250
	Republic of Indonesia	4.200%	10/15/50	6,650	5,788
	Republic of Indonesia	3.050%	3/12/51	7,300	5,428
	Republic of Indonesia	4.300%	3/31/52	3,200	2,810
	Republic of Indonesia	5.450%	9/20/52	2,000	2,048
	Republic of Indonesia	5.650%	1/11/53	2,480	2,619
	Republic of Indonesia	3.200%	9/23/61	2,400	1,657
	Republic of Indonesia	4.450%	4/15/70	3,700	3,191
	Republic of Indonesia	3.350%	3/12/71	3,075	2,112
					251,450
Iraq (0.2%)
[3]	Republic of Iraq	5.800%	1/15/28	6,216	5,809
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,950	2,833
[3]	Ivory Coast	6.125%	6/15/33	4,600	3,896
					6,729
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	5,650	5,953
[3]	Jamaica	8.000%	3/15/39	4,350	5,271
	Jamaica	7.875%	7/28/45	6,500	7,592
					18,816
Jordan (0.6%)
	Kingdom of Jordan	4.950%	7/7/25	1,800	1,734
	Kingdom of Jordan	6.125%	1/29/26	3,500	3,440
	Kingdom of Jordan	5.750%	1/31/27	3,600	3,449
	Kingdom of Jordan	7.750%	1/15/28	1,800	1,828
[2]	Kingdom of Jordan	7.500%	1/13/29	5,750	5,761
	Kingdom of Jordan	5.850%	7/7/30	4,261	3,835
	Kingdom of Jordan	7.375%	10/10/47	3,650	3,086
					23,133
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	5,720	5,732
	Republic of Kazakhstan	5.125%	7/21/25	9,000	9,286
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,711
	Republic of Kazakhstan	4.875%	10/14/44	850	781
	Republic of Kazakhstan	6.500%	7/21/45	5,280	5,640
					24,150
Kenya (0.5%)
	Republic of Kenya	6.875%	6/24/24	7,025	6,081
	Republic of Kenya	7.000%	5/22/27	3,600	2,902
	Republic of Kenya	7.250%	2/28/28	3,600	2,784
	Republic of Kenya	8.000%	5/22/32	4,550	3,426
[2]	Republic of Kenya	6.300%	1/23/34	1,100	717
	Republic of Kenya	6.300%	1/23/34	2,500	1,644
	Republic of Kenya	8.250%	2/28/48	3,550	2,384
					19,938
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	16,350	16,111
Lebanon (0.1%)
[5]	Lebanon Republic	6.200%	2/26/25	6,678	406
[5]	Lebanon Republic	6.600%	11/27/26	6,775	409
[5]	Lebanon Republic	6.850%	3/23/27	5,600	341
[5]	Lebanon Republic	6.750%	11/29/27	4,059	247
[5]	Lebanon Republic	6.650%	11/3/28	3,230	196
[5]	Lebanon Republic	6.850%	5/25/29	3,300	202
[5]	Lebanon Republic	6.650%	2/26/30	5,630	341
[5]	Lebanon Republic	7.000%	3/23/32	4,470	270
[5]	Lebanon Republic	7.250%	3/23/37	3,675	223
					2,635
Malaysia (0.4%)
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	3,850	3,767
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	1,250	1,105
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,025	1,970
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	700	550
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,750	3,668
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,300	2,183
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	925	818
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	750	589
					14,650
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,117
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	400	327
					1,444
Mexico (6.1%)
	United Mexican States	3.900%	4/27/25	2,850	2,818
	United Mexican States	4.125%	1/21/26	7,912	7,804
	United Mexican States	4.150%	3/28/27	8,770	8,683
	United Mexican States	3.750%	1/11/28	6,975	6,742
	United Mexican States	5.400%	2/9/28	4,600	4,752
	United Mexican States	4.500%	4/22/29	11,536	11,408
	United Mexican States	3.250%	4/16/30	8,325	7,535
	United Mexican States	2.659%	5/24/31	12,807	10,836
	United Mexican States	8.300%	8/15/31	4,050	4,792
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.750%	4/27/32	7,965	7,753
	United Mexican States	7.500%	4/8/33	3,100	3,593
	United Mexican States	4.875%	5/19/33	8,375	8,126
	United Mexican States	3.500%	2/12/34	10,897	9,362
	United Mexican States	6.750%	9/27/34	6,479	7,205
	United Mexican States	6.350%	2/9/35	9,525	10,211
	United Mexican States	6.050%	1/11/40	10,199	10,520
	United Mexican States	4.280%	8/14/41	11,520	9,650
	United Mexican States	4.750%	3/8/44	13,206	11,473
	United Mexican States	5.550%	1/21/45	10,309	9,929
	United Mexican States	4.600%	1/23/46	8,500	7,152
	United Mexican States	4.350%	1/15/47	4,031	3,259
	United Mexican States	4.600%	2/10/48	5,548	4,621
	United Mexican States	4.500%	1/31/50	8,199	6,773
	United Mexican States	5.000%	4/27/51	9,175	8,032
	United Mexican States	4.400%	2/12/52	7,780	6,211
	United Mexican States	6.338%	5/4/53	9,870	10,161
	United Mexican States	3.771%	5/24/61	11,350	7,857
	United Mexican States	3.750%	4/19/71	11,160	7,600
	United Mexican States	5.750%	10/12/10	9,790	8,710
					223,568
Mongolia (0.2%)
[2]	Mongolia	5.125%	4/7/26	848	780
	Mongolia	5.125%	4/7/26	1,725	1,586
	Mongolia	3.500%	7/7/27	1,700	1,411
[2]	Mongolia	8.650%	1/19/28	1,900	1,917
[2]	Mongolia	4.450%	7/7/31	1,100	848
	Mongolia	4.450%	7/7/31	1,000	771
					7,313
Morocco (0.6%)
	Kingdom of Morocco	2.375%	12/15/27	2,600	2,306
[2]	Kingdom of Morocco	5.950%	3/8/28	4,500	4,628
	Kingdom of Morocco	3.000%	12/15/32	3,850	3,114
[2]	Kingdom of Morocco	6.500%	9/8/33	4,525	4,696
	Kingdom of Morocco	5.500%	12/11/42	2,665	2,326
[2]	Kingdom of Morocco	4.000%	12/15/50	1,550	1,060
	Kingdom of Morocco	4.000%	12/15/50	3,225	2,216
					20,346
Mozambique (0.1%)
[4]	Republic of Mozambique, 9.000% coupon rate effective 9/15/23	5.000%	9/15/31	3,425	2,408
Namibia (0.1%)
	Republic of Namibia	5.250%	10/29/25	2,700	2,579
Nigeria (1.1%)
	Republic of Nigeria	7.625%	11/21/25	3,900	3,544
	Republic of Nigeria	6.500%	11/28/27	5,200	4,183
[2]	Republic of Nigeria	6.125%	9/28/28	3,000	2,291
	Republic of Nigeria	6.125%	9/28/28	1,800	1,375
[2]	Republic of Nigeria	8.375%	3/24/29	2,350	1,915
	Republic of Nigeria	8.375%	3/24/29	2,352	1,925
	Republic of Nigeria	7.143%	2/23/30	4,900	3,683
	Republic of Nigeria	8.747%	1/21/31	3,885	3,092
	Republic of Nigeria	7.875%	2/16/32	5,400	4,038
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Nigeria	7.375%	9/28/33	575	399
	Republic of Nigeria	7.375%	9/28/33	4,950	3,446
	Republic of Nigeria	7.696%	2/23/38	4,542	3,018
	Republic of Nigeria	7.625%	11/28/47	5,450	3,430
	Republic of Nigeria	9.248%	1/21/49	2,600	1,903
[2]	Republic of Nigeria	8.250%	9/28/51	3,050	1,985
	Republic of Nigeria	8.250%	9/28/51	1,550	1,013
					41,240
Oman (2.5%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	6,625	6,549
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	5,631	5,766
[2]	Oman Sovereign Sukuk Co.	4.875%	6/15/30	4,100	4,137
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	2,433	2,456
	Sultanate of Oman	4.875%	2/1/25	4,244	4,204
	Sultanate of Oman	4.750%	6/15/26	8,900	8,743
	Sultanate of Oman	5.375%	3/8/27	7,025	7,009
	Sultanate of Oman	6.750%	10/28/27	5,315	5,620
	Sultanate of Oman	5.625%	1/17/28	8,750	8,837
	Sultanate of Oman	6.000%	8/1/29	7,972	8,160
	Sultanate of Oman	6.250%	1/25/31	6,150	6,387
	Sultanate of Oman	7.375%	10/28/32	3,737	4,165
	Sultanate of Oman	6.500%	3/8/47	7,215	6,781
	Sultanate of Oman	6.750%	1/17/48	10,150	9,829
	Sultanate of Oman	7.000%	1/25/51	3,650	3,632
					92,275
Pakistan (0.2%)
	Islamic Republic of Pakistan	8.250%	9/30/25	1,625	675
	Islamic Republic of Pakistan	6.000%	4/8/26	5,075	1,853
	Islamic Republic of Pakistan	6.875%	12/5/27	5,650	2,007
	Islamic Republic of Pakistan	7.375%	4/8/31	5,450	1,867
	Islamic Republic of Pakistan	8.875%	4/8/51	2,770	914
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	3,350	1,479
					8,795
Panama (2.5%)
	Republic of Panama	3.750%	3/16/25	4,459	4,373
	Republic of Panama	7.125%	1/29/26	3,925	4,168
	Republic of Panama	8.875%	9/30/27	3,750	4,380
	Republic of Panama	3.875%	3/17/28	3,963	3,825
	Republic of Panama	9.375%	4/1/29	3,350	4,104
	Republic of Panama	3.160%	1/23/30	6,400	5,670
	Republic of Panama	2.252%	9/29/32	9,000	6,967
	Republic of Panama	3.298%	1/19/33	3,450	2,923
	Republic of Panama	6.400%	2/14/35	8,795	9,316
[3]	Republic of Panama	6.700%	1/26/36	7,200	7,761
[3]	Republic of Panama	4.500%	5/15/47	3,520	2,821
[3]	Republic of Panama	4.500%	4/16/50	10,100	7,891
[3]	Republic of Panama	4.300%	4/29/53	6,425	4,814
	Republic of Panama	6.853%	3/28/54	3,650	3,818
	Republic of Panama	4.500%	4/1/56	9,200	6,984
[3]	Republic of Panama	3.870%	7/23/60	10,850	7,264
	Republic of Panama	4.500%	1/19/63	5,300	3,908
					90,987
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	1,800	1,627
15

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paraguay (0.5%)
	Republic of Paraguay	5.000%	4/15/26	1,900	1,887
	Republic of Paraguay	4.700%	3/27/27	2,000	1,966
[3]	Republic of Paraguay	4.950%	4/28/31	3,600	3,487
[2]	Republic of Paraguay	2.739%	1/29/33	400	322
	Republic of Paraguay	2.739%	1/29/33	1,400	1,132
[2]	Republic of Paraguay	3.849%	6/28/33	400	349
	Republic of Paraguay	3.849%	6/28/33	1,700	1,488
	Republic of Paraguay	6.100%	8/11/44	3,800	3,623
	Republic of Paraguay	5.600%	3/13/48	2,050	1,798
[3]	Republic of Paraguay	5.400%	3/30/50	4,150	3,532
					19,584
Peru (2.1%)
	Republic of Peru	7.350%	7/21/25	5,509	5,810
	Republic of Peru	2.392%	1/23/26	3,900	3,684
	Republic of Peru	4.125%	8/25/27	3,922	3,860
	Republic of Peru	2.844%	6/20/30	50	44
	Republic of Peru	2.783%	1/23/31	16,080	13,938
	Republic of Peru	1.862%	12/1/32	3,700	2,863
	Republic of Peru	8.750%	11/21/33	7,600	9,713
	Republic of Peru	3.000%	1/15/34	8,475	7,097
[3]	Republic of Peru	6.550%	3/14/37	4,216	4,696
	Republic of Peru	3.300%	3/11/41	4,570	3,518
	Republic of Peru	5.625%	11/18/50	9,548	9,874
	Republic of Peru	3.550%	3/10/51	6,325	4,775
	Republic of Peru	2.780%	12/1/60	7,310	4,474
	Republic of Peru	3.600%	1/15/72	3,655	2,516
	Republic of Peru	3.230%	7/28/21	3,652	2,231
					79,093
Philippines (3.4%)
	Republic of Philippines	10.625%	3/16/25	5,575	6,218
	Republic of Philippines	5.500%	3/30/26	3,700	3,822
	Republic of Philippines	3.229%	3/29/27	2,300	2,213
	Republic of Philippines	5.170%	10/13/27	1,800	1,870
	Republic of Philippines	3.000%	2/1/28	7,350	6,958
	Republic of Philippines	4.625%	7/17/28	1,650	1,676
	Republic of Philippines	3.750%	1/14/29	5,550	5,375
	Republic of Philippines	9.500%	2/2/30	6,685	8,548
	Republic of Philippines	2.457%	5/5/30	4,775	4,187
	Republic of Philippines	7.750%	1/14/31	5,500	6,597
	Republic of Philippines	1.648%	6/10/31	5,175	4,218
	Republic of Philippines	1.950%	1/6/32	2,900	2,387
	Republic of Philippines	6.375%	1/15/32	3,550	4,018
	Republic of Philippines	3.556%	9/29/32	3,000	2,807
	Republic of Philippines	5.609%	4/13/33	3,725	4,026
	Republic of Philippines	5.000%	7/17/33	3,350	3,474
	Republic of Philippines	6.375%	10/23/34	7,135	8,097
	Republic of Philippines	5.000%	1/13/37	4,955	5,030
	Republic of Philippines	3.950%	1/20/40	7,400	6,496
	Republic of Philippines	3.700%	3/1/41	7,275	6,170
	Republic of Philippines	3.700%	2/2/42	7,395	6,206
	Republic of Philippines	2.950%	5/5/45	4,800	3,525
	Republic of Philippines	2.650%	12/10/45	5,550	3,853
	Republic of Philippines	3.200%	7/6/46	8,175	6,178
	Republic of Philippines	4.200%	3/29/47	3,800	3,373
16

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	5.950%	10/13/47	3,150	3,484
	Republic of Philippines	5.500%	1/17/48	4,100	4,300
					125,106
Poland (1.0%)
[6]	Republic of Poland	3.250%	4/6/26	6,390	6,238
	Republic of Poland	5.500%	11/16/27	5,450	5,722
	Republic of Poland	5.750%	11/16/32	5,450	5,915
	Republic of Poland	4.875%	10/4/33	9,275	9,451
	Republic of Poland	5.500%	4/4/53	9,210	9,564
					36,890
Qatar (3.8%)
	State of Qatar	3.400%	4/16/25	7,242	7,097
	State of Qatar	3.250%	6/2/26	12,850	12,556
	State of Qatar	4.500%	4/23/28	10,960	11,257
	State of Qatar	4.000%	3/14/29	14,825	14,844
	State of Qatar	3.750%	4/16/30	12,215	12,116
[2]	State of Qatar	9.750%	6/15/30	4,093	5,516
[2]	State of Qatar	6.400%	1/20/40	2,970	3,526
[2]	State of Qatar	5.750%	1/20/42	3,800	4,247
	State of Qatar	4.625%	6/2/46	7,850	7,696
	State of Qatar	5.103%	4/23/48	21,790	22,348
	State of Qatar	4.817%	3/14/49	21,975	21,739
	State of Qatar	4.400%	4/16/50	18,575	17,400
					140,342
Romania (1.3%)
[2]	Romania	3.000%	2/27/27	3,450	3,152
	Romania	3.000%	2/27/27	1,024	936
[2]	Romania	5.250%	11/25/27	3,340	3,307
	Romania	5.250%	11/25/27	1,700	1,684
[2]	Romania	6.625%	2/17/28	4,370	4,555
[2]	Romania	3.000%	2/14/31	1,000	835
	Romania	3.000%	2/14/31	3,276	2,737
[2]	Romania	3.625%	3/27/32	3,350	2,865
	Romania	3.625%	3/27/32	1,000	857
[2]	Romania	7.125%	1/17/33	4,600	4,929
	Romania	7.125%	1/17/33	612	656
[2]	Romania	6.000%	5/25/34	1,550	1,537
	Romania	6.000%	5/25/34	2,770	2,752
	Romania	6.125%	1/22/44	3,800	3,660
	Romania	5.125%	6/15/48	4,328	3,652
[2]	Romania	4.000%	2/14/51	1,576	1,096
	Romania	4.000%	2/14/51	5,444	3,788
[2]	Romania	7.625%	1/17/53	4,600	4,958
	Romania	7.625%	1/17/53	200	216
					48,172
Rwanda (0.0%)
[2]	Republic of Rwanda	5.500%	8/9/31	1,700	1,229
	Republic of Rwanda	5.500%	8/9/31	600	434
					1,663
Saudi Arabia (7.9%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	15,750	15,635
	Kingdom of Saudi Arabia	2.900%	10/22/25	8,700	8,424
	Kingdom of Saudi Arabia	3.250%	10/26/26	19,389	18,855
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,900	4,631
17

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Kingdom of Saudi Arabia	4.750%	1/18/28	7,825	7,974
	Kingdom of Saudi Arabia	4.750%	1/18/28	2,675	2,731
	Kingdom of Saudi Arabia	3.625%	3/4/28	18,832	18,307
	Kingdom of Saudi Arabia	4.375%	4/16/29	14,975	15,100
	Kingdom of Saudi Arabia	4.500%	4/17/30	11,150	11,257
	Kingdom of Saudi Arabia	3.250%	10/22/30	6,119	5,713
	Kingdom of Saudi Arabia	2.750%	2/3/32	3,750	3,345
	Kingdom of Saudi Arabia	5.500%	10/25/32	8,950	9,710
	Kingdom of Saudi Arabia	2.250%	2/2/33	10,595	8,861
[2]	Kingdom of Saudi Arabia	4.875%	7/18/33	11,550	11,892
	Kingdom of Saudi Arabia	4.875%	7/18/33	980	1,010
	Kingdom of Saudi Arabia	4.500%	10/26/46	24,000	21,587
	Kingdom of Saudi Arabia	4.625%	10/4/47	16,493	15,001
	Kingdom of Saudi Arabia	5.000%	4/17/49	12,900	12,253
	Kingdom of Saudi Arabia	5.250%	1/16/50	12,942	12,797
	Kingdom of Saudi Arabia	3.250%	11/17/51	5,895	4,261
[2]	Kingdom of Saudi Arabia	5.000%	1/18/53	9,950	9,426
	Kingdom of Saudi Arabia	5.000%	1/18/53	700	666
	Kingdom of Saudi Arabia	3.750%	1/21/55	10,023	7,767
	Kingdom of Saudi Arabia	4.500%	4/22/60	11,050	9,842
	Kingdom of Saudi Arabia	3.450%	2/2/61	8,200	5,916
	KSA Sukuk Ltd.	3.628%	4/20/27	16,075	15,809
	KSA Sukuk Ltd.	5.268%	10/25/28	9,150	9,619
	KSA Sukuk Ltd.	4.303%	1/19/29	6,800	6,850
	KSA Sukuk Ltd.	2.969%	10/29/29	9,145	8,527
	KSA Sukuk Ltd.	2.250%	5/17/31	7,225	6,316
					290,082
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	4,050	3,198
[3]	Republic of Senegal	6.750%	3/13/48	3,600	2,417
					5,615
Serbia (0.3%)
[2]	Republic of Serbia	6.250%	5/26/28	2,600	2,658
	Republic of Serbia	2.125%	12/1/30	4,845	3,789
[2]	Republic of Serbia	6.500%	9/26/33	3,500	3,554
					10,001
South Africa (1.7%)
	Republic of South Africa	5.875%	9/16/25	7,300	7,290
	Republic of South Africa	4.875%	4/14/26	4,450	4,312
	Republic of South Africa	4.850%	9/27/27	4,000	3,805
	Republic of South Africa	4.300%	10/12/28	6,800	6,113
	Republic of South Africa	4.850%	9/30/29	7,625	6,853
	Republic of South Africa	5.875%	6/22/30	5,064	4,751
	Republic of South Africa	5.875%	4/20/32	5,050	4,591
	Republic of South Africa	6.250%	3/8/41	3,091	2,585
	Republic of South Africa	5.375%	7/24/44	3,750	2,728
	Republic of South Africa	5.000%	10/12/46	3,900	2,658
	Republic of South Africa	5.650%	9/27/47	5,475	3,957
	Republic of South Africa	6.300%	6/22/48	2,140	1,676
	Republic of South Africa	5.750%	9/30/49	11,050	7,939
	Republic of South Africa	7.300%	4/20/52	5,750	4,906
					64,164
18

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sri Lanka (0.3%)
[5]	Republic of Sri Lanka	6.350%	6/28/24	1,800	601
[5]	Republic of Sri Lanka	6.125%	6/3/25	2,350	841
[5]	Republic of Sri Lanka	6.850%	11/3/25	5,600	1,975
[5]	Republic of Sri Lanka	6.825%	7/18/26	3,700	1,305
[5]	Republic of Sri Lanka	6.200%	5/11/27	5,350	1,773
[5]	Republic of Sri Lanka	6.750%	4/18/28	4,625	1,537
[5]	Republic of Sri Lanka	7.850%	3/14/29	5,200	1,720
[5]	Republic of Sri Lanka	7.550%	3/28/30	5,475	1,813
					11,565
Suriname (0.0%)
[5]	Republic of Suriname	9.250%	10/26/26	1,900	1,361
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,800	1,402
Trinidad & Tobago (0.1%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	3,550	3,480
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	450	435
	Republic of Trinidad & Tobago	4.500%	6/26/30	1,400	1,349
					5,264
Tunisia (0.1%)
	Tunisian Republic	5.750%	1/30/25	3,525	1,824
Turkey (7.3%)
	Hazine Mustesarligi Varlik Kiralama A/S	4.489%	11/25/24	3,478	3,330
[2]	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	12,550	12,893
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	4,400	4,006
[2]	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	8,600	8,267
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	3,500	3,365
	Republic of Turkey	6.350%	8/10/24	7,400	7,253
	Republic of Turkey	5.600%	11/14/24	9,925	9,544
	Republic of Turkey	7.375%	2/5/25	12,100	11,925
	Republic of Turkey	4.250%	3/13/25	7,350	6,819
	Republic of Turkey	6.375%	10/14/25	9,158	8,703
	Republic of Turkey	4.750%	1/26/26	7,300	6,652
	Republic of Turkey	4.250%	4/14/26	2,812	2,511
	Republic of Turkey	4.875%	10/9/26	11,874	10,640
	Republic of Turkey	6.000%	3/25/27	13,367	12,315
	Republic of Turkey	8.600%	9/24/27	6,550	6,552
	Republic of Turkey	9.875%	1/15/28	12,875	13,324
	Republic of Turkey	5.125%	2/17/28	7,350	6,411
	Republic of Turkey	6.125%	10/24/28	10,103	9,067
	Republic of Turkey	9.375%	3/14/29	12,000	12,145
	Republic of Turkey	7.625%	4/26/29	7,175	6,825
	Republic of Turkey	11.875%	1/15/30	5,579	6,535
	Republic of Turkey	5.250%	3/13/30	7,300	6,018
	Republic of Turkey	9.125%	7/13/30	9,000	9,008
	Republic of Turkey	5.950%	1/15/31	8,400	7,080
	Republic of Turkey	5.875%	6/26/31	6,950	5,799
	Republic of Turkey	9.375%	1/19/33	9,250	9,343
	Republic of Turkey	6.500%	9/20/33	6,275	5,325
	Republic of Turkey	8.000%	2/14/34	5,321	5,289
	Republic of Turkey	6.875%	3/17/36	10,150	8,677
	Republic of Turkey	7.250%	3/5/38	3,625	3,236
	Republic of Turkey	6.750%	5/30/40	7,200	5,811
19

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Turkey	6.000%	1/14/41	10,815	8,124
	Republic of Turkey	4.875%	4/16/43	11,200	7,474
	Republic of Turkey	6.625%	2/17/45	10,800	8,550
	Republic of Turkey	5.750%	5/11/47	13,070	9,275
					268,091
Ukraine (0.3%)
[5]	Ukraine	7.750%	9/1/25	8,675	1,715
[5]	Ukraine	8.994%	2/1/26	2,920	513
[5]	Ukraine	7.750%	9/1/26	4,630	816
[5]	Ukraine	7.750%	9/1/27	5,075	888
[5]	Ukraine	7.750%	9/1/28	5,005	883
[5]	Ukraine	7.750%	9/1/29	5,080	903
[5]	Ukraine	9.750%	11/1/30	5,965	1,070
[2,5]	Ukraine	6.876%	5/21/31	650	105
[5]	Ukraine	6.876%	5/21/31	5,750	941
[5]	Ukraine	7.375%	9/25/34	10,730	1,774
[2,5]	Ukraine	7.253%	3/15/35	1,800	292
[5]	Ukraine	7.253%	3/15/35	7,400	1,206
					11,106
United Arab Emirates (5.4%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	6,230	6,447
[7]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,700	4,242
	Emirate of Abu Dhabi	2.125%	9/30/24	10,950	10,548
	Emirate of Abu Dhabi	2.500%	4/16/25	11,000	10,617
	Emirate of Abu Dhabi	3.125%	5/3/26	9,747	9,465
	Emirate of Abu Dhabi	3.125%	10/11/27	15,000	14,530
	Emirate of Abu Dhabi	1.625%	6/2/28	7,446	6,687
	Emirate of Abu Dhabi	2.500%	9/30/29	10,825	9,982
	Emirate of Abu Dhabi	3.125%	4/16/30	11,025	10,512
	Emirate of Abu Dhabi	1.700%	3/2/31	5,450	4,654
	Emirate of Abu Dhabi	1.875%	9/15/31	6,300	5,395
[2]	Emirate of Abu Dhabi	2.000%	10/19/31	2,200	1,903
	Emirate of Abu Dhabi	2.000%	10/19/31	1,475	1,276
	Emirate of Abu Dhabi	4.050%	7/7/32	6,400	6,429
[2]	Emirate of Abu Dhabi	2.875%	10/19/41	1,850	1,460
	Emirate of Abu Dhabi	2.875%	10/19/41	2,100	1,662
	Emirate of Abu Dhabi	4.125%	10/11/47	11,225	10,137
	Emirate of Abu Dhabi	3.125%	9/30/49	14,700	11,112
	Emirate of Abu Dhabi	3.875%	4/16/50	14,600	12,573
	Emirate of Abu Dhabi	3.000%	9/15/51	4,650	3,411
	Emirate of Abu Dhabi	4.951%	7/7/52	4,575	4,630
	Emirate of Abu Dhabi	3.250%	10/19/61	7,100	5,321
	Emirate of Abu Dhabi	2.700%	9/2/70	5,500	3,447
	Emirate of Dubai	5.250%	1/30/43	3,825	3,655
	Emirate of Dubai	3.900%	9/9/50	4,642	3,442
[2]	Finance Department Government of Sharjah	6.500%	11/23/32	3,450	3,578
	Finance Department Government of Sharjah	6.500%	11/23/32	200	208
	Finance Department Government of Sharjah	3.625%	3/10/33	2,800	2,331
	Finance Department Government of Sharjah	4.000%	7/28/50	3,748	2,449
	Finance Department Government of Sharjah	4.375%	3/10/51	1,800	1,255
	RAK Capital	3.094%	3/31/25	3,733	3,612
	Sharjah Sukuk Ltd.	3.764%	9/17/24	1,910	1,874
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,820	4,649
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,490	3,197
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	4,475	4,296
20

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	3,614	3,244
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	2,700	2,463
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	2,700	2,334
					199,027
Uruguay (1.5%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	5,266	5,321
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,600	7,665
	Oriental Republic of Uruguay	7.875%	1/15/33	3,300	4,143
	Oriental Republic of Uruguay	5.750%	10/28/34	5,562	6,175
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	4,015	5,091
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	2,600	2,421
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	14,367	14,714
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	9,509	9,543
					55,073
Uzbekistan (0.1%)
	Republic of Uzbekistan	5.375%	2/20/29	1,625	1,505
	Republic of Uzbekistan	3.700%	11/25/30	2,300	1,884
[2]	Republic of Uzbekistan	3.900%	10/19/31	950	776
	Republic of Uzbekistan	3.900%	10/19/31	1,450	1,183
					5,348
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,900	3,816
Zambia (0.1%)
[5]	Republic of Zambia	8.970%	7/30/27	4,825	2,245
Total Sovereign Bonds (Cost $3,624,632)					3,112,618
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[8]	Vanguard Market Liquidity Fund (Cost $20,185)	4.853%		201,858	20,184
Total Investments (98.8%) (Cost $4,235,356)					3,645,635
Other Assets and Liabilities—Net (1.2%)					45,578
Net Assets (100.0%)					3,691,213
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $248,656,000, representing 6.7% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $155,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the Kingdom of United Arab Emirates.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.
21

Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	41	4,499	(9)
10-Year U.S. Treasury Note	June 2023	47	5,415	111
Ultra 10-Year U.S. Treasury Note	June 2023	7	850	2
				104
Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(33)	(6,803)	(68)
Long U.S. Treasury Bond	June 2023	(12)	(1,580)	(34)
Ultra Long U.S. Treasury Bond	June 2023	(10)	(1,414)	(20)
				(122)
				(18)

See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,215,171)	3,625,451
Affiliated Issuers (Cost $20,185)	20,184
Total Investments in Securities	3,645,635
Investment in Vanguard	129
Foreign Currency, at Value (Cost $4)	4
Receivables for Investment Securities Sold	28,810
Receivables for Accrued Income	49,127
Receivables for Capital Shares Issued	13,399
Total Assets	3,737,104
Liabilities
Due to Custodian	483
Payables for Investment Securities Purchased	44,816
Payables for Capital Shares Redeemed	90
Payables for Distributions	171
Payables to Vanguard	300
Variation Margin Payable—Futures Contracts	31
Total Liabilities	45,891
Net Assets	3,691,213
At April 30, 2023, net assets consisted of:

Paid-in Capital	4,534,453
Total Distributable Earnings (Loss)	(843,240)
Net Assets	3,691,213

ETF Shares—Net Assets
Applicable to 55,182,986 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,410,210
Net Asset Value Per Share—ETF Shares	$61.80

Admiral Shares—Net Assets
Applicable to 10,266,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	159,038
Net Asset Value Per Share—Admiral Shares	$15.49

Institutional Shares—Net Assets
Applicable to 4,909,118 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	121,965
Net Asset Value Per Share—Institutional Shares	$24.84

See accompanying Notes, which are an integral part of the Financial Statements.
23

Emerging Markets Government Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	97,117
Total Income	97,117
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative—ETF Shares	2,901
Management and Administrative—Admiral Shares	151
Management and Administrative—Institutional Shares	95
Marketing and Distribution—ETF Shares	87
Marketing and Distribution—Admiral Shares	4
Marketing and Distribution—Institutional Shares	2
Custodian Fees	36
Shareholders’ Reports—ETF Shares	92
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	3,417
Expenses Paid Indirectly	(3)
Net Expenses	3,414
Net Investment Income	93,703
Realized Net Gain (Loss)
Investment Securities Sold[1]	(43,216)
Futures Contracts	(491)
Realized Net Gain (Loss)	(43,707)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	259,596
Futures Contracts	(174)
Change in Unrealized Appreciation (Depreciation)	259,422
Net Increase (Decrease) in Net Assets Resulting from Operations	309,418
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $227,000, ($1,000), less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,703	147,527
Realized Net Gain (Loss)	(43,707)	(163,273)
Change in Unrealized Appreciation (Depreciation)	259,422	(798,914)
Net Increase (Decrease) in Net Assets Resulting from Operations	309,418	(814,660)
Distributions
ETF Shares	(85,718)	(135,745)
Admiral Shares	(4,386)	(9,185)
Institutional Shares	(3,224)	(2,162)
Total Distributions	(93,328)	(147,092)
Capital Share Transactions
ETF Shares	628,374	446,745
Admiral Shares	(8,379)	(26,860)
Institutional Shares	63,266	22,957
Net Increase (Decrease) from Capital Share Transactions	683,261	442,842
Total Increase (Decrease)	899,351	(518,910)
Net Assets
Beginning of Period	2,791,862	3,310,772
End of Period	3,691,213	2,791,862

See accompanying Notes, which are an integral part of the Financial Statements.
25

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$57.55	$78.02	$78.01	$80.38	$74.27	$80.73
Investment Operations
Net Investment Income[1]	1.668	3.170	3.190	3.551	3.738	3.411
Net Realized and Unrealized Gain (Loss) on Investments[2]	4.271	(20.455)	(.036)	(2.322)	6.044	(6.445)
Total from Investment Operations	5.939	(17.285)	3.154	1.229	9.782	(3.034)
Distributions
Dividends from Net Investment Income	(1.689)	(3.185)	(3.144)	(3.599)	(3.672)	(3.426)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.689)	(3.185)	(3.144)	(3.599)	(3.672)	(3.426)
Net Asset Value, End of Period	$61.80	$57.55	$78.02	$78.01	$80.38	$74.27
Total Return	10.39%	-22.68%	4.06%	1.65%	13.47%	-3.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,410	$2,582	$3,024	$1,853	$1,538	$1,033
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.25%	0.25%	0.30%
Ratio of Net Investment Income to Average Net Assets	5.47%	4.73%	4.02%	4.55%	4.79%	4.42%
Portfolio Turnover Rate[4]	10%	17%	16%	21%	48%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $0.02, $0.02, $0.00, $0.00, $0.00, and $0.04.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.42	$19.58	$19.58	$20.16	$18.63	$20.24
Investment Operations
Net Investment Income[1]	.419	.798	.806	.897	.939	.858
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.075	(5.149)	(.015)	(.586)	1.521	(1.613)
Total from Investment Operations	1.494	(4.351)	.791	.311	2.460	(.755)
Distributions
Dividends from Net Investment Income	(.424)	(.809)	(.791)	(.891)	(.930)	(.855)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.424)	(.809)	(.791)	(.891)	(.930)	(.855)
Net Asset Value, End of Period	$15.49	$14.42	$19.58	$19.58	$20.16	$18.63
Total Return[3]	10.39%	-22.67%	4.04%	1.66%	13.46%	-3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159	$156	$242	$243	$273	$256
Ratio of Total Expenses to Average Net Assets	0.20%[4]	0.20%[4]	0.20%	0.25%	0.25%	0.30%
Ratio of Net Investment Income to Average Net Assets	5.46%	4.69%	4.03%	4.57%	4.79%	4.42%
Portfolio Turnover Rate[5]	10%	17%	16%	21%	48%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $0.00, $0.00, $0.00, $0.00, $0.00, and $0.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.13	$31.41	$31.40	$32.33	$29.88	$32.47
Investment Operations
Net Investment Income[1]	.675	1.286	1.298	1.443	1.522	1.380
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.718	(8.261)	(.014)	(.938)	2.425	(2.596)
Total from Investment Operations	2.393	(6.975)	1.284	.505	3.947	(1.216)
Distributions
Dividends from Net Investment Income	(.683)	(1.305)	(1.274)	(1.435)	(1.497)	(1.374)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.683)	(1.305)	(1.274)	(1.435)	(1.497)	(1.374)
Net Asset Value, End of Period	$24.84	$23.13	$31.41	$31.40	$32.33	$29.88
Total Return[3]	10.37%	-22.66%	4.10%	1.68%	13.46%	-3.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122	$54	$45	$42	$51	$19
Ratio of Total Expenses to Average Net Assets	0.18%[4]	0.18%[4]	0.18%	0.23%	0.23%	0.29%
Ratio of Net Investment Income to Average Net Assets	5.48%	4.79%	4.05%	4.59%	4.81%	4.43%
Portfolio Turnover Rate[5]	10%	17%	16%	21%	48%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $0.00, $0.00, $0.00, $0.00, $0.00, and $0.02.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
29

Emerging Markets Government Bond Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of
30

Emerging Markets Government Bond Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $129,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
31

Emerging Markets Government Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,644	—	11,644
Corporate Bonds	—	501,189	—	501,189
Sovereign Bonds	—	3,112,618	—	3,112,618
Temporary Cash Investments	20,184	—	—	20,184
Total	20,184	3,625,451	—	3,645,635
Derivative Financial Instruments
Assets
Futures Contracts[1]	113	—	—	113
Liabilities
Futures Contracts[1]	131	—	—	131
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,238,297
Gross Unrealized Appreciation	8,280
Gross Unrealized Depreciation	(600,960)
Net Unrealized Appreciation (Depreciation)	(592,680)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $258,847,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $933,024,000 of investment securities and sold $278,419,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $77,173,000 and $69,929,000, respectively. Purchases and sales include $571,606,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
32

Emerging Markets Government Bond Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	628,374	10,313	722,837	10,308
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(276,092)	(4,200)
Net Increase (Decrease)—ETF Shares	628,374	10,313	446,745	6,108
Admiral Shares
Issued[1]	15,103	974	30,869	1,842
Issued in Lieu of Cash Distributions	3,419	220	7,464	449
Redeemed	(26,901)	(1,730)	(65,193)	(3,837)
Net Increase (Decrease)—Admiral Shares	(8,379)	(536)	(26,860)	(1,546)
Institutional Shares
Issued[1]	67,757	2,772	39,706	1,508
Issued in Lieu of Cash Distributions	3,224	130	2,162	83
Redeemed	(7,715)	(311)	(18,911)	(700)
Net Increase (Decrease)—Institutional Shares	63,266	2,591	22,957	891
1	Includes purchase fees for fiscal 2023 and 2022 of $1,045,000 and $1,041,000, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
33

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
34

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
35

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Government Bond Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
36

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q11202 062023

Semiannual Report   |   April 30, 2023
Vanguard Global Minimum Volatility Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	22
Liquidity Risk Management	24

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Global Minimum Volatility Fund
Investor Shares	$1,000.00	$1,063.40	$1.07
Admiral™ Shares	1,000.00	1,064.10	0.72
Based on Hypothetical 5% Yearly Return
Global Minimum Volatility Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.14% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Minimum Volatility Fund
Fund Allocation
As of April 30, 2023
United States	53.7%
Japan	10.8
Canada	4.5
Australia	4.2
United Kingdom	4.1
India	3.3
Switzerland	3.3
China	3.2
South Korea	2.7
Taiwan	2.1
France	1.7
Hong Kong	1.5
Brazil	1.4
Other	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Minimum Volatility Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (4.1%)
	Wesfarmers Ltd.	577,556	19,980
	Transurban Group	1,375,860	13,722
	Telstra Group Ltd.	4,623,712	13,414
	Westpac Banking Corp.	503,375	7,535
	Coles Group Ltd.	602,789	7,282
	Medibank Pvt Ltd.	2,530,369	5,988
	Brambles Ltd.	535,267	5,071
	Computershare Ltd. (XASX)	186,096	2,770
	Insurance Australia Group Ltd.	739,314	2,449
	Atlas Arteria Ltd.	436,237	1,897
	Aurizon Holdings Ltd.	665,049	1,512
	National Australia Bank Ltd.	46,993	905
	APA Group	111,946	764
	Washington H Soul Pattinson & Co. Ltd.	30,785	644
	Steadfast Group Ltd.	161,235	636
	carsales.com Ltd.	31,641	502
			85,071
Belgium (0.1%)
	Etablissements Franz Colruyt NV	63,027	1,751
Brazil (1.4%)
	Itau Unibanco Holding SA ADR	3,178,587	16,370
	Banco Bradesco SA ADR	3,893,703	10,902
[1]	Centrais Eletricas Brasileiras SA ADR	91,503	615
	Ambev SA ADR	198,186	555
	Vale SA Class B ADR	28,979	417
			28,859
Canada (4.5%)
	Enbridge Inc.	424,100	16,863
[1]	Royal Bank of Canada	122,710	12,183
[2]	Hydro One Ltd.	365,187	10,695
	Intact Financial Corp.	64,876	9,813
	BCE Inc.	190,829	9,172
[1]	Emera Inc.	212,474	9,041
	Fortis Inc. (XTSE)	117,802	5,173
	Dollarama Inc.	83,125	5,149
	Metro Inc.	84,491	4,816
	CCL Industries Inc. Class B	52,682	2,477
	Thomson Reuters Corp.	17,732	2,332
		Shares	Market Value• ($000)
	Canadian Utilities Ltd. Class A	60,201	1,740
	Capital Power Corp.	26,491	863
	Atco Ltd. Class I	19,934	659
	Quebecor Inc. Class B	21,945	566
	Brookfield Infrastructure Corp. Class A	13,272	566
	Definity Financial Corp.	16,587	450
	TMX Group Ltd.	4,250	430
			92,988
China (3.2%)
	China Shenhua Energy Co. Ltd. Class H	3,033,500	10,076
*,1,2	East Buy Holding Ltd.	2,394,021	8,299
	Tsingtao Brewery Co. Ltd. Class H	516,000	5,524
	China Pacific Insurance Group Co. Ltd. Class H	1,740,800	5,200
	ENN Energy Holdings Ltd.	377,700	5,179
[2]	Nongfu Spring Co. Ltd. Class H	745,400	4,044
	Anhui Conch Cement Co. Ltd. Class H	1,103,414	3,484
	China Resources Land Ltd.	662,000	3,083
	ZTE Corp. Class H	869,800	2,801
	ZTO Express Cayman Inc.	83,800	2,307
	Sinopharm Group Co. Ltd. Class H	639,600	2,266
	China Overseas Land & Investment Ltd.	856,000	2,171
	Yum China Holdings Inc.	34,500	2,111
	New China Life Insurance Co. Ltd. Class H	611,300	1,751
	Yanzhou Coal Mining Co. Ltd. Class H	438,000	1,503
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	468,000	1,417
	China Resources Gas Group Ltd.	356,400	1,125
	Haier Smart Home Co. Ltd. Class H	332,800	1,085
	Tingyi Cayman Islands Holding Corp.	572,000	1,000
	CITIC Securities Co. Ltd. Class H	258,500	544
*,2	Keymed Biosciences Inc.	55,000	439
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
[2]	Yadea Group Holdings Ltd.	178,000	416
			65,825
Finland (0.5%)
	Sampo OYJ Class A	133,014	6,746
	Elisa OYJ	37,010	2,298
	Orion OYJ Class B	19,507	916
			9,960
France (1.7%)
	Orange SA	1,689,318	21,988
	Vivendi SE	793,566	8,717
	Edenred	63,665	4,137
[1]	Bollore SE	109,320	738
			35,580
Germany (0.1%)
	SAP SE	6,501	880
	Fielmann AG	15,551	805
			1,685
Hong Kong (1.5%)
	CLP Holdings Ltd.	1,575,105	11,728
	Power Assets Holdings Ltd.	1,750,270	10,002
	MTR Corp. Ltd.	642,000	3,208
	BOC Hong Kong Holdings Ltd.	869,000	2,743
	Chow Tai Fook Jewellery Group Ltd.	828,200	1,663
	Want Want China Holdings Ltd.	2,180,000	1,390
			30,734
India (3.3%)
	ICICI Bank Ltd. ADR	1,375,612	31,295
	Infosys Ltd. ADR	1,390,509	21,609
	Dr Reddy's Laboratories Ltd. ADR	202,941	12,270
[2]	Reliance Industries Ltd. GDR	33,558	2,000
	Wipro Ltd. ADR	195,588	919
			68,093
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	160,059	4,610
Israel (0.0%)
	First International Bank of Israel Ltd.	18,373	668
Italy (0.1%)
	UnipolSai Assicurazioni SpA	589,372	1,586
Japan (10.6%)
	Softbank Corp.	2,696,400	30,358
	Canon Inc.	893,400	21,278
	Japan Post Holdings Co. Ltd.	2,152,500	17,719
	East Japan Railway Co.	294,700	16,863
	Yamada Holdings Co. Ltd.	3,812,900	13,287
	Central Japan Railway Co.	98,500	12,194
	West Japan Railway Co.	218,000	9,449
	Japan Tobacco Inc.	345,400	7,432
*	Skylark Holdings Co. Ltd.	475,600	6,381
	ENEOS Holdings Inc.	1,572,200	5,593
	Takeda Pharmaceutical Co. Ltd.	162,700	5,395
	Tokyu Corp.	339,600	4,794
		Shares	Market Value• ($000)
	Secom Co. Ltd.	67,800	4,342
	Kagome Co. Ltd.	166,200	4,037
	Kyushu Railway Co.	175,000	3,974
	Kintetsu Group Holdings Co. Ltd.	106,200	3,585
	Japan Post Bank Co. Ltd.	430,800	3,440
	Sawai Group Holdings Co. Ltd.	114,100	3,302
	Hankyu Hanshin Holdings Inc.	104,600	3,266
	Tokyo Gas Co. Ltd.	158,600	3,249
	Tobu Railway Co. Ltd.	125,400	3,201
	Osaka Gas Co. Ltd.	183,100	3,029
	Toho Co. Ltd.	74,500	2,960
	Kyocera Corp.	55,800	2,929
	ABC-Mart Inc.	39,100	2,222
	Odakyu Electric Railway Co. Ltd.	150,900	2,108
	Zensho Holdings Co. Ltd.	58,600	1,862
	Takashimaya Co. Ltd.	119,700	1,768
	Mizuho Financial Group Inc.	117,100	1,697
	Oracle Corp. Japan	18,900	1,356
	Trend Micro Inc.	27,500	1,344
	Keio Corp.	35,800	1,330
	Keisei Electric Railway Co. Ltd.	35,300	1,246
	Seven Bank Ltd.	599,900	1,228
	McDonald's Holdings Co. Japan Ltd.	27,800	1,158
	MOS Food Services Inc.	49,900	1,146
	Yamato Holdings Co. Ltd.	62,100	1,067
	Nagoya Railroad Co. Ltd.	64,700	1,044
	Shimamura Co. Ltd.	11,100	1,019
	Citizen Watch Co. Ltd.	169,600	938
	Obayashi Corp.	109,400	912
	Kyorin Pharmaceutical Co. Ltd.	54,700	704
	Nippon Electric Glass Co. Ltd.	33,900	647
	Haseko Corp.	44,100	538
	Brother Industries Ltd.	32,300	507
	Chubu Electric Power Co. Inc.	45,000	502
	Shimizu Corp.	70,900	433
	COMSYS Holdings Corp.	22,500	431
	Shizuoka Financial Group Inc.	56,700	427
	Hirose Electric Co. Ltd.	3,100	418
			220,109
Mexico (0.2%)
	Fomento Economico Mexicano SAB de CV ADR	28,207	2,737
*	America Movil SAB de CV ADR	35,531	763
	Coca-Cola Femsa SAB de CV ADR	9,013	761
	Grupo Aeroportuario del Sureste SAB de CV ADR	2,095	600
			4,861
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	104,975	1,800
	Infratil Ltd.	81,484	482

5

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
*	Auckland International Airport Ltd.	85,786	470
			2,752
Norway (0.5%)
	Orkla ASA	1,068,055	7,677
	DNB Bank ASA	89,396	1,572
			9,249
Singapore (0.8%)
	Oversea-Chinese Banking Corp. Ltd.	971,261	9,189
	Singapore Exchange Ltd.	704,026	5,067
	DBS Group Holdings Ltd.	33,800	835
	Wilmar International Ltd.	135,700	401
			15,492
South Korea (2.7%)
	KT&G Corp.	290,599	18,622
	Samsung Electronics Co. Ltd. (XKRX)	275,893	13,575
	Samsung Electronics Co. Ltd. Preference Shares	315,850	13,204
	SK Telecom Co. Ltd.	107,075	3,815
	Korea Zinc Co. Ltd.	6,534	2,511
	Samsung Fire & Marine Insurance Co. Ltd.	9,985	1,680
	Samsung Life Insurance Co. Ltd.	20,362	1,010
	Maeil Dairies Co. Ltd.	22,085	785
	Kangwon Land Inc.	32,185	456
	SSANGYONG C&E Co. Ltd.	95,535	418
			56,076
Spain (0.8%)
	Iberdrola SA (XMAD)	988,814	12,813
	Enagas SA	173,007	3,464
			16,277
Sweden (0.1%)
	Saab AB Class B	23,400	1,314
Switzerland (3.2%)
	Swisscom AG (Registered)	48,561	33,340
	Novartis AG (Registered)	238,415	24,388
[2]	Galenica AG	36,633	3,283
	Banque Cantonale Vaudoise (Registered)	17,241	1,814
	Baloise Holding AG (Registered)	7,834	1,311
	Roche Holding AG (Bearer)	3,106	1,051
	Allreal Holding AG (Registered)	5,243	931
	Swiss Prime Site AG (Registered)	7,094	642
	EMS-Chemie Holding AG (Registered)	503	413
			67,173
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	219,143	18,474
[1]	United Microelectronics Corp. ADR	1,265,173	10,159
[1]	ASE Technology Holding Co. Ltd. ADR	1,019,260	6,992
		Shares	Market Value• ($000)
	Chunghwa Telecom Co. Ltd. ADR	151,576	6,248
			41,873
United Kingdom (4.1%)
	BAE Systems plc	1,586,260	20,209
	Compass Group plc	330,496	8,719
	National Grid plc	605,608	8,683
	Reckitt Benckiser Group plc	83,964	6,785
	Sage Group plc	640,085	6,601
	Halma plc	223,088	6,488
	Unilever plc (XLON)	106,907	5,953
	GSK plc	246,303	4,442
	Pearson plc	387,526	4,311
	Imperial Brands plc	140,921	3,488
	Admiral Group plc	83,835	2,437
	Tate & Lyle plc	211,352	2,167
	Rightmove plc	258,459	1,871
	Smiths Group plc	36,416	770
	AstraZeneca plc	5,079	747
	Phoenix Group Holdings plc	92,424	689
			84,360
United States (53.0%)
	McDonald's Corp.	118,132	34,938
[3]	Merck & Co. Inc.	300,263	34,671
	Republic Services Inc. Class A	238,716	34,523
[3]	Gilead Sciences Inc.	401,715	33,025
	Lockheed Martin Corp.	70,806	32,886
	Amdocs Ltd.	356,956	32,572
[3]	Colgate-Palmolive Co.	406,861	32,467
	Waste Management Inc.	195,400	32,446
[3]	Johnson & Johnson	196,860	32,226
	AbbVie Inc.	210,801	31,856
	Church & Dwight Co. Inc.	320,404	31,118
[3]	Cisco Systems Inc.	643,376	30,400
[3]	International Business Machines Corp.	239,627	30,291
[3]	Bristol-Myers Squibb Co.	448,414	29,941
	Amgen Inc.	122,408	29,346
	AptarGroup Inc.	246,916	29,262
	Chemed Corp.	48,609	26,796
	Service Corp. International	335,967	23,582
[3]	Hormel Foods Corp.	563,484	22,787
[4]	Equity Commonwealth	1,091,502	22,616
	White Mountains Insurance Group Ltd.	13,675	19,585
	General Mills Inc.	212,225	18,809
	Kimberly-Clark Corp.	126,975	18,397
	J M Smucker Co.	117,025	18,070
	AmerisourceBergen Corp.	102,922	17,173
	Dolby Laboratories Inc. Class A	203,660	17,044
	Progressive Corp.	124,650	17,002
	General Dynamics Corp.	75,087	16,394
	Hawaiian Electric Industries Inc.	409,097	16,041
	Quest Diagnostics Inc.	108,055	14,999
	Silgan Holdings Inc.	268,919	13,247
	Flowers Foods Inc.	468,676	12,893
	IDACORP Inc.	111,641	12,406
	Jack Henry & Associates Inc.	74,479	12,165
	Duke Energy Corp.	117,285	11,597
	Premier Inc. Class A	342,565	11,418

6

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Commerce Bancshares Inc.	191,876	10,716
	Consolidated Edison Inc.	106,879	10,524
	Northrop Grumman Corp.	22,437	10,350
	NewMarket Corp.	25,708	10,273
	Sonoco Products Co.	166,388	10,086
	Cigna Group	37,156	9,411
	Cboe Global Markets Inc.	61,103	8,536
[1]	Sirius XM Holdings Inc.	2,239,239	8,509
	Huntington Ingalls Industries Inc.	39,910	8,048
	Washington Federal Inc.	279,007	7,823
	Motorola Solutions Inc.	26,603	7,752
	Gen Digital Inc. (XNGS)	427,268	7,550
*	FTI Consulting Inc.	41,255	7,447
*	Check Point Software Technologies Ltd.	57,796	7,361
	Maximus Inc.	81,632	6,829
	Kellogg Co.	97,054	6,771
	Oracle Corp.	66,875	6,334
	MDU Resources Group Inc.	173,280	5,063
	Atmos Energy Corp.	37,873	4,323
[3]	Coca-Cola Co.	65,991	4,233
*	Insight Enterprises Inc.	32,621	3,946
	W R Berkley Corp.	64,043	3,773
	Microsoft Corp.	11,391	3,500
	American States Water Co.	39,217	3,481
	McKesson Corp.	8,945	3,258
	Prosperity Bancshares Inc.	49,601	3,106
	Progress Software Corp.	56,268	3,088
	Electronic Arts Inc.	22,432	2,855
*	Grand Canyon Education Inc.	23,219	2,756
	CVB Financial Corp.	150,939	2,260
	Capitol Federal Financial Inc.	358,205	2,221
*	Aspen Technology Inc.	12,235	2,166
	Werner Enterprises Inc.	47,021	2,124
*	Vertex Pharmaceuticals Inc.	5,943	2,025
	Independent Bank Corp. (XNGS)	35,302	1,977
	Globe Life Inc.	18,130	1,967
	United Bankshares Inc.	53,614	1,776
	Rollins Inc.	41,274	1,744
	NorthWestern Corp.	29,482	1,728
	TFS Financial Corp.	143,421	1,727
	Royalty Pharma plc Class A	48,043	1,689
	Genpact Ltd.	36,658	1,633
*	NetScout Systems Inc.	59,235	1,612
*	Akero Therapeutics Inc.	34,687	1,552
	Southwest Gas Holdings Inc.	24,288	1,360
[3]	Campbell Soup Co.	24,550	1,333
	H&R Block Inc.	38,797	1,316
	Science Applications International Corp.	11,974	1,222
*	Huron Consulting Group Inc.	14,332	1,215
	Genuine Parts Co.	7,117	1,198
	RLI Corp.	8,364	1,163
	New Jersey Resources Corp.	22,104	1,141
*	Enstar Group Ltd.	4,732	1,139
		Shares	Market Value• ($000)
	Northwest Bancshares Inc.	94,950	1,110
	Selective Insurance Group Inc.	11,374	1,096
	Graham Holdings Co. Class B	1,738	1,000
*	United Therapeutics Corp.	4,196	966
	Avista Corp.	20,918	922
	Old National Bancorp	68,036	912
*	Prestige Consumer Healthcare Inc.	14,289	879
*	Rambus Inc.	19,688	873
	International Bancshares Corp.	19,967	852
	Madison Square Garden Sports Corp.	4,200	842
*	Plexus Corp.	8,401	735
*	CommVault Systems Inc.	12,407	723
	Cardinal Health Inc.	7,915	650
	Chesapeake Utilities Corp.	5,128	633
	Spire Inc.	8,085	548
	Roper Technologies Inc.	1,066	485
	Hershey Co.	1,709	467
	CSG Systems International Inc.	8,832	465
	Horace Mann Educators Corp.	14,682	459
	Trustmark Corp.	19,136	457
	PepsiCo Inc.	2,327	444
	CME Group Inc.	2,371	440
	Hanover Insurance Group Inc.	3,586	429
[3]	Procter & Gamble Co.	2,729	427
	Community Bank System Inc.	7,542	377
			1,099,170
Total Common Stocks (Cost $1,820,207)			2,046,116

7

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5,6]	Vanguard Market Liquidity Fund, 4.853% (Cost $58,334)	583,440	58,338
Total Investments (101.6%) (Cost $1,878,541)			2,104,454
Other Assets and Liabilities—Net (-1.6%)			(32,269)
Net Assets (100%)			2,072,185
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,150,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $29,176,000, representing 1.4% of net assets.
3	Securities with a value of $547,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,330,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $50,821,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	80	16,754	127
Euro Stoxx 50 Index	June 2023	1	48	3
S&P ASX 200 Index	June 2023	4	484	19
Topix Index	June 2023	9	1,359	27
				176

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	5/17/23	AUD	3,727	USD	2,503	—	(35)
Bank of Montreal	5/17/23	CHF	1,696	USD	1,903	—	(1)
State Street Bank & Trust Co.	5/17/23	GBP	946	USD	1,182	8	—
BNP Paribas	5/17/23	HKD	8,566	USD	1,094	—	(1)
8

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/17/23	JPY	689,689	USD	5,211	—	(136)
State Street Bank & Trust Co.	5/17/23	USD	88,211	AUD	131,284	1,277	—
Deutsche Bank AG	5/17/23	USD	28,151	BRL	140,864	14	—
Goldman Sachs International	5/17/23	USD	1,829	BRL	9,055	20	—
Royal Bank of Canada	5/17/23	USD	87,662	CAD	118,066	491	—
Toronto-Dominion Bank	5/17/23	USD	2,829	CAD	3,800	24	—
Toronto-Dominion Bank	5/17/23	USD	72,406	CHF	64,673	—	(98)
Citibank, N.A.	5/17/23	USD	65,736	EUR	59,825	—	(255)
Toronto-Dominion Bank	5/17/23	USD	78,335	GBP	62,732	—	(536)
Bank of Montreal	5/17/23	USD	7,080	GBP	5,674	—	(54)
Toronto-Dominion Bank	5/17/23	USD	101,109	HKD	792,004	131	—
Barclays Bank plc	5/17/23	USD	4,322	IDR	64,142,370	—	(48)
BNP Paribas	5/17/23	USD	703	ILS	2,576	—	(7)
State Street Bank & Trust Co.	5/17/23	USD	66,007	INR	5,419,941	—	(165)
Goldman Sachs International	5/17/23	USD	2,346	INR	192,605	—	(5)
Royal Bank of Canada	5/17/23	USD	229,029	JPY	30,299,556	6,056	—
Toronto-Dominion Bank	5/17/23	USD	56,144	KRW	74,024,551	780	—
Royal Bank of Canada	5/17/23	USD	2,200	MXN	39,930	—	(13)
Citibank, N.A.	5/17/23	USD	1,879	MXN	34,202	—	(16)
State Street Bank & Trust Co.	5/16/23	USD	10,157	NOK	105,986	204	—
Citibank, N.A.	5/17/23	USD	2,972	NZD	4,773	21	—
Toronto-Dominion Bank	5/17/23	USD	1,523	SEK	15,715	—	(11)
State Street Bank & Trust Co.	5/17/23	USD	15,640	SGD	20,742	86	—
Barclays Bank plc	5/17/23	USD	41,623	TWD	1,263,458	440	—
BNP Paribas	5/17/23	USD	1,524	TWD	46,262	16	—
						9,568	(1,381)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $5,401,000 and cash of $450,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,820,207)	2,046,116
Affiliated Issuers (Cost $58,334)	58,338
Total Investments in Securities	2,104,454
Investment in Vanguard	73
Cash	4,172
Cash Collateral Pledged—Forward Currency Contracts	70
Foreign Currency, at Value (Cost $1,361)	1,347
Receivables for Accrued Income	9,380
Receivables for Capital Shares Issued	854
Variation Margin Receivable—Futures Contracts	166
Unrealized Appreciation—Forward Currency Contracts	9,568
Total Assets	2,130,084
Liabilities
Payables for Investment Securities Purchased	4,217
Collateral for Securities on Loan	50,821
Payables for Capital Shares Redeemed	1,342
Payables to Vanguard	138
Unrealized Depreciation—Forward Currency Contracts	1,381
Total Liabilities	57,899
Net Assets	2,072,185
1 Includes $47,150,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	1,816,702
Total Distributable Earnings (Loss)	255,483
Net Assets	2,072,185

Investor Shares—Net Assets
Applicable to 16,620,295 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	231,136
Net Asset Value Per Share—Investor Shares	$13.91

Admiral Shares—Net Assets
Applicable to 66,189,016 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,841,049
Net Asset Value Per Share—Admiral Shares	$27.82

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	33,305
Interest[2]	323
Securities Lending—Net	1,565
Total Income	35,193
Expenses
The Vanguard Group—Note B
Investment Advisory Services	246
Management and Administrative—Investor Shares	209
Management and Administrative—Admiral Shares	974
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	39
Custodian Fees	43
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	—
Other Expenses	15
Total Expenses	1,555
Expenses Paid Indirectly	(8)
Net Expenses	1,547
Net Investment Income	33,646
Realized Net Gain (Loss)
Investment Securities Sold[2]	51,460
Futures Contracts	780
Forward Currency Contracts	(42,752)
Foreign Currencies	34
Realized Net Gain (Loss)	9,522
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	85,630
Futures Contracts	(318)
Forward Currency Contracts	544
Foreign Currencies	246
Change in Unrealized Appreciation (Depreciation)	86,102
Net Increase (Decrease) in Net Assets Resulting from Operations	129,270
1	Dividends are net of foreign withholding taxes of $1,907,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $323,000, $10,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,646	59,902
Realized Net Gain (Loss)	9,522	161,639
Change in Unrealized Appreciation (Depreciation)	86,102	(334,683)
Net Increase (Decrease) in Net Assets Resulting from Operations	129,270	(113,142)
Distributions
Investor Shares	(12,533)	(10,057)
Admiral Shares	(89,062)	(83,618)
Total Distributions	(101,595)	(93,675)
Capital Share Transactions
Investor Shares	(31,646)	(18,912)
Admiral Shares	457	(448,415)
Net Increase (Decrease) from Capital Share Transactions	(31,189)	(467,327)
Total Increase (Decrease)	(3,514)	(674,144)
Net Assets
Beginning of Period	2,075,699	2,749,843
End of Period	2,072,185	2,075,699

See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.72	$14.83	$12.77	$14.71	$13.78	$13.57
Investment Operations
Net Investment Income[1]	.216	.347	.252	.293	.428	.374
Net Realized and Unrealized Gain (Loss) on Investments	.641	(.952)	2.085	(1.571)	1.403	.148
Total from Investment Operations	.857	(.605)	2.337	(1.278)	1.831	.522
Distributions
Dividends from Net Investment Income	(.344)	(.505)	(.277)	(.397)	(.300)	(.312)
Distributions from Realized Capital Gains	(.323)	—	—	(.265)	(.601)	—
Total Distributions	(.667)	(.505)	(.277)	(.662)	(.901)	(.312)
Net Asset Value, End of Period	$13.91	$13.72	$14.83	$12.77	$14.71	$13.78
Total Return[2]	6.34%	-4.28%	18.51%	-9.22%	14.41%	3.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$231	$260	$301	$338	$643	$515
Ratio of Total Expenses to Average Net Assets	0.21%[3]	0.21%[3]	0.21%	0.21%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.46%	1.77%	2.16%	3.09%	2.66%
Portfolio Turnover Rate	20%	51%[4]	24%	58%	46%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.44	$29.67	$25.56	$29.45	$27.58	$27.15
Investment Operations
Net Investment Income[1]	.443	.712	.520	.608	.878	.758
Net Realized and Unrealized Gain (Loss) on Investments	1.290	(1.910)	4.177	(3.155)	2.819	.297
Total from Investment Operations	1.733	(1.198)	4.697	(2.547)	3.697	1.055
Distributions
Dividends from Net Investment Income	(.706)	(1.032)	(.587)	(.812)	(.624)	(.625)
Distributions from Realized Capital Gains	(.647)	—	—	(.531)	(1.203)	—
Total Distributions	(1.353)	(1.032)	(.587)	(1.343)	(1.827)	(.625)
Net Asset Value, End of Period	$27.82	$27.44	$29.67	$25.56	$29.45	$27.58
Total Return[2]	6.41%	-4.24%	18.60%	-9.18%	14.54%	3.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,841	$1,816	$2,449	$2,824	$3,483	$2,542
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.52%	1.83%	2.26%	3.16%	2.74%
Portfolio Turnover Rate	20%	51%[4]	24%	58%	46%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
15

Global Minimum Volatility Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 48% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
16

Global Minimum Volatility Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
17

Global Minimum Volatility Fund
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $73,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
18

Global Minimum Volatility Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,225,878	—	—	1,225,878
Common Stocks—Other	112,576	707,662	—	820,238
Temporary Cash Investments	58,338	—	—	58,338
Total	1,396,792	707,662	—	2,104,454
Derivative Financial Instruments
Assets
Futures Contracts[1]	176	—	—	176
Forward Currency Contracts	—	9,568	—	9,568
Total	176	9,568	—	9,744
Liabilities
Forward Currency Contracts	—	1,381	—	1,381
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

Global Minimum Volatility Fund
E.At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	176	—	176
Unrealized Appreciation—Forward Currency Contracts	—	9,568	9,568
Total Assets	176	9,568	9,744

Unrealized Depreciation—Forward Currency Contracts	—	1,381	1,381
Total Liabilities	—	1,381	1,381
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	780	—	780
Forward Currency Contracts	—	(42,752)	(42,752)
Realized Net Gain (Loss) on Derivatives	780	(42,752)	(41,972)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(318)	—	(318)
Forward Currency Contracts	—	544	544
Change in Unrealized Appreciation (Depreciation) on Derivatives	(318)	544	226
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,878,850
Gross Unrealized Appreciation	317,578
Gross Unrealized Depreciation	(83,611)
Net Unrealized Appreciation (Depreciation)	233,967
G.	During the six months ended April 30, 2023, the fund purchased $418,698,000 of investment securities and sold $548,849,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
20

Global Minimum Volatility Fund
months ended April 30, 2023, such purchases were $973,000 and sales were $4,536,000, resulting in net realized gain of $82,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	13,482	980	38,697	2,740
Issued in Lieu of Cash Distributions	11,655	854	9,216	633
Redeemed	(56,783)	(4,165)	(66,825)	(4,728)
Net Increase (Decrease)—Investor Shares	(31,646)	(2,331)	(18,912)	(1,355)
Admiral Shares
Issued	70,857	2,590	190,619	6,722
Issued in Lieu of Cash Distributions	79,820	2,926	73,352	2,518
Redeemed	(150,220)	(5,486)	(712,386)	(25,628)
Net Increase (Decrease)—Admiral Shares	457	30	(448,415)	(16,388)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
22

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Minimum Volatility Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q11942 062023

Semiannual Report   |   April 30, 2023
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund

Contents
About Your Fund’s Expenses	1
International Dividend Appreciation Index Fund	3
International High Dividend Yield Index Fund	22
Trustees Approve Advisory Arrangements	55
Liquidity Risk Management	57

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,194.40	$0.82
Admiral™ Shares	1,000.00	1,193.80	0.87
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,188.60	$1.19
Admiral Shares	1,000.00	1,188.20	1.19
Based on Hypothetical 5% Yearly Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Admiral Shares	1,000.00	1,024.00	0.80
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,023.70	1.10
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the International Dividend Appreciation Index Fund, 0.15% for ETF Shares and 0.16% for Admiral Shares; and for the International High Dividend Yield Index Fund, 0.22% for ETF Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

International Dividend Appreciation Index Fund
Fund Allocation
As of April 30, 2023
Switzerland	17.5%
Japan	17.2
Canada	15.6
United Kingdom	10.2
India	6.4
Germany	6.0
Denmark	5.8
France	5.6
Australia	4.0
Hong Kong	3.7
Sweden	2.0
Netherlands	1.1
Other	4.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

International Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (3.9%)
CSL Ltd.	618,874	123,550
Sonic Healthcare Ltd.	617,853	14,564
Northern Star Resources Ltd.	1,474,680	13,154
Computershare Ltd. (XASX)	736,338	10,961
carsales.com Ltd.	483,256	7,664
Washington H Soul Pattinson & Co. Ltd.	314,601	6,586
Steadfast Group Ltd.	1,331,633	5,250
Cleanaway Waste Management Ltd.	2,861,928	4,609
Altium Ltd.	157,443	4,013
Technology One Ltd.	359,551	3,625
Pro Medicus Ltd.	64,579	2,651
AUB Group Ltd.	117,819	2,159
Bapcor Ltd.	433,120	1,890
Brickworks Ltd.	110,411	1,837
Collins Foods Ltd.	140,810	812
		203,325
Belgium (0.4%)
UCB SA	162,213	15,079
Sofina SA	20,188	4,635
		19,714
Canada (15.5%)
Toronto-Dominion Bank	2,337,900	141,618
Canadian National Railway Co.	779,352	92,900
Canadian Natural Resources Ltd.	1,420,942	86,587
Brookfield Corp. Class A	1,833,404	59,487
Alimentation Couche-Tard Inc.	985,488	49,185
Franco-Nevada Corp.	245,860	37,306
Agnico Eagle Mines Ltd.	631,370	35,817
Intact Financial Corp.	224,868	34,014
Fortis Inc. (XTSE)	616,657	27,077
Dollarama Inc.	365,151	22,618
Loblaw Cos. Ltd.	195,493	18,387
Magna International Inc.	340,995	17,779
Metro Inc.	301,747	17,198
Brookfield Asset Management Ltd. Class A	460,384	15,434
Open Text Corp.	347,480	13,160
Imperial Oil Ltd.	224,699	11,453
		Shares	Market Value• ($000)
	George Weston Ltd.	83,087	11,156
	TFI International Inc.	99,877	10,764
[1]	Canadian Tire Corp. Ltd. Class A	69,176	9,068
	CCL Industries Inc. Class B	186,484	8,769
	Stantec Inc.	141,971	8,534
	Toromont Industries Ltd.	105,237	8,504
	Ritchie Bros Auctioneers Inc. (XNYS)	142,624	8,161
	Saputo Inc.	312,425	8,089
	TMX Group Ltd.	71,401	7,232
	Empire Co. Ltd. Class A	204,549	5,493
	Parkland Corp.	224,655	5,298
	Quebecor Inc. Class B	197,192	5,090
	Finning International Inc.	192,424	4,987
	Boyd Group Services Inc.	27,538	4,593
	Premium Brands Holdings Corp. Class A	47,324	3,553
	Stella-Jones Inc.	65,796	2,575
	Maple Leaf Foods Inc.	94,279	1,932
	Enghouse Systems Ltd.	54,544	1,501
	Cogeco Communications Inc.	23,673	1,147
[1]	goeasy Ltd.	16,205	1,110
	Badger Infrastructure Solutions Ltd.	44,126	967
	Savaria Corp.	63,276	776
	Adentra Inc.	21,628	415
			799,734
China (0.4%)
	CSPC Pharmaceutical Group Ltd.	10,718,000	10,914
	Wuliangye Yibin Co. Ltd. Class A	396,400	9,685
	Jiangsu King's Luck Brewery JSC Ltd. Class A	129,100	1,117
	Angel Yeast Co. Ltd. Class A	85,900	497
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	197,600	385
	Suofeiya Home Collection Co. Ltd. Class A	92,300	252
	Valiant Co. Ltd. Class A	94,400	250
*	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	24,100	128

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
China Resources Gas Group Ltd.	3,600	11
		23,239
Denmark (5.8%)
Novo Nordisk A/S Class B	1,370,069	227,917
DSV A/S	230,484	43,378
Coloplast A/S Class B	152,515	21,975
Royal Unibrew A/S	54,678	4,887
		298,157
Finland (0.1%)
Huhtamaki OYJ	122,686	4,422
Revenio Group OYJ Class B	33,922	1,276
		5,698
France (5.5%)
Sanofi	1,472,489	158,688
Schneider Electric SE	732,778	127,790
		286,478
Germany (6.0%)
SAP SE	1,403,346	189,896
Deutsche Boerse AG	243,774	46,490
Symrise AG Class A	170,260	20,571
Brenntag SE	197,750	16,118
Fresenius SE & Co. KGaA	527,488	15,283
Nemetschek SE	71,264	5,570
Bechtle AG	105,148	4,890
LANXESS AG Class B	110,549	4,505
FUCHS PETROLUB SE Preference Shares	78,421	3,098
FUCHS PETROLUB SE	59,494	1,932
Atoss Software AG	4,960	995
Cewe Stiftung & Co. KGaA	6,867	707
STRATEC SE	9,151	630
MBB SE	2,995	273
Encavis AG	472	8
		310,966
Hong Kong (3.7%)
AIA Group Ltd.	15,000,560	163,312
Techtronic Industries Co. Ltd.	2,355,564	25,484
		188,796
India (6.3%)
Reliance Industries Ltd.	4,415,917	131,140
Infosys Ltd. ADR	2,961,325	46,019
Hindustan Unilever Ltd.	1,141,276	34,352
Infosys Ltd.	1,632,064	25,181
Asian Paints Ltd.	576,347	20,511
ITC Ltd.	3,807,851	19,857
UltraTech Cement Ltd.	147,903	13,692
Nestle India Ltd.	45,672	12,167
Pidilite Industries Ltd.	195,701	5,802
Persistent Systems Ltd.	64,964	3,785
Tata Elxsi Ltd.	44,668	3,645
Astral Ltd. (XNSE)	151,852	2,697
Sundaram Finance Ltd.	87,270	2,517
Berger Paints India Ltd.	313,761	2,348
KEI Industries Ltd.	70,128	1,631
CRISIL Ltd.	30,839	1,360
Balaji Amines Ltd.	14,164	365
Caplin Point Laboratories Ltd.	29,932	249
		327,318
	Shares	Market Value• ($000)
Indonesia (0.9%)
Bank Central Asia Tbk PT	71,204,300	44,065
Ireland (0.4%)
Kerry Group plc Class A	199,768	21,040
Israel (0.0%)
Elco Ltd.	11,752	408
Italy (0.4%)
Recordati Industria Chimica e Farmaceutica SpA	128,459	5,913
Interpump Group SpA	105,829	5,906
DiaSorin SpA	33,680	3,658
Reply SpA	28,939	3,372
Buzzi Unicem SpA	120,574	2,998
		21,847
Japan (17.1%)
Sony Group Corp.	1,618,500	146,432
Shin-Etsu Chemical Co. Ltd.	2,597,420	74,119
Tokio Marine Holdings Inc.	2,617,900	52,638
Nippon Telegraph & Telephone Corp.	1,533,600	46,796
Murata Manufacturing Co. Ltd.	823,900	46,745
Seven & i Holdings Co. Ltd.	1,024,100	46,410
Astellas Pharma Inc.	2,355,700	35,488
Terumo Corp.	959,776	28,741
Asahi Group Holdings Ltd.	650,543	25,133
Kao Corp.	597,500	24,144
Unicharm Corp.	565,580	22,832
Sekisui House Ltd.	877,900	18,048
Shionogi & Co. Ltd.	359,100	16,075
Yakult Honsha Co. Ltd.	204,300	15,366
Nomura Research Institute Ltd.	572,500	14,404
Nitori Holdings Co. Ltd.	111,701	14,224
M3 Inc.	549,160	13,480
Obic Co. Ltd.	85,000	13,096
Pan Pacific International Holdings Corp.	683,864	12,779
Nitto Denko Corp.	192,100	12,419
NTT Data Corp.	829,167	11,263
TIS Inc.	293,660	8,064
Nissan Chemical Corp.	180,732	8,032
Hulic Co. Ltd.	769,975	6,630
Chiba Bank Ltd.	940,900	6,144
Kurita Water Industries Ltd.	137,000	5,742
Nippon Sanso Holdings Corp.	272,300	4,913
MonotaRO Co. Ltd.	313,567	4,744
Azbil Corp.	164,140	4,590
Kobayashi Pharmaceutical Co. Ltd.	71,800	4,480
GMO Payment Gateway Inc.	56,700	4,435
Goldwin Inc.	47,800	4,343
Lion Corp.	374,334	4,081
Nisshin Seifun Group Inc.	334,300	4,052
Alfresa Holdings Corp.	260,300	3,769
Rinnai Corp.	153,752	3,716
Nomura Real Estate Holdings Inc.	148,180	3,692

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Open House Group Co. Ltd.	91,600	3,661
Hikari Tsushin Inc.	25,900	3,534
Tokyo Tatemono Co. Ltd.	269,200	3,409
Itochu Techno-Solutions Corp.	120,503	3,120
Oracle Corp. Japan	42,900	3,079
SCSK Corp.	198,100	2,991
COMSYS Holdings Corp.	155,200	2,970
Welcia Holdings Co. Ltd.	131,200	2,747
SHO-BOND Holdings Co. Ltd.	62,184	2,657
EXEO Group Inc.	141,200	2,620
Zenkoku Hosho Co. Ltd.	67,600	2,485
Sundrug Co. Ltd.	87,324	2,407
Fuyo General Lease Co. Ltd.	29,500	2,159
Nippon Gas Co. Ltd.	148,467	2,088
Tokyo Century Corp.	60,100	2,068
Fuji Soft Inc.	34,300	2,049
Fujitsu General Ltd.	76,300	1,963
Yamaguchi Financial Group Inc.	303,367	1,865
Ship Healthcare Holdings Inc.	104,367	1,841
TS Tech Co. Ltd.	130,200	1,756
Morinaga & Co. Ltd.	59,200	1,754
NSD Co. Ltd.	90,000	1,656
Aeon Mall Co. Ltd.	121,534	1,639
Nichias Corp.	79,000	1,598
PALTAC Corp.	39,654	1,521
Mani Inc.	105,200	1,377
Mizuho Leasing Co. Ltd.	48,667	1,364
Benefit One Inc.	98,600	1,357
Maruwa Co. Ltd.	10,600	1,352
Takeuchi Manufacturing Co. Ltd.	47,600	1,306
Japan Material Co. Ltd.	86,900	1,303
Workman Co. Ltd.	30,426	1,239
Shoei Co. Ltd.	66,300	1,230
Kissei Pharmaceutical Co. Ltd.	58,000	1,175
DTS Corp.	49,400	1,174
Information Services International-Dentsu Ltd.	32,100	1,132
TKC Corp.	41,900	1,132
Riken Keiki Co. Ltd.	28,400	1,091
Kandenko Co. Ltd.	140,734	1,060
Nojima Corp.	98,200	1,053
Funai Soken Holdings Inc.	54,100	1,037
AZ-COM Maruwa Holdings Inc.	66,934	987
Tokyo Steel Manufacturing Co. Ltd.	97,900	985
Raito Kogyo Co. Ltd.	66,300	978
Komeri Co. Ltd.	40,267	937
Valor Holdings Co. Ltd.	61,012	934
Noevir Holdings Co. Ltd.	22,300	910
Kohnan Shoji Co. Ltd.	33,500	904
Create SD Holdings Co. Ltd.	35,400	859
Takara Standard Co. Ltd.	68,967	834
Ai Holdings Corp.	45,770	801
JCU Corp.	33,600	793
Hogy Medical Co. Ltd.	31,000	777
Takara Bio Inc.	60,900	768
Future Corp.	59,747	764
	Shares	Market Value• ($000)
Okinawa Cellular Telephone Co.	33,567	750
Kameda Seika Co. Ltd.	22,500	749
eGuarantee Inc.	46,267	719
Yellow Hat Ltd.	47,600	677
Sekisui Jushi Corp.	40,700	654
Elecom Co. Ltd.	67,232	638
Mitsubishi Research Institute Inc.	17,400	631
Sanyo Chemical Industries Ltd.	19,600	615
Tri Chemical Laboratories Inc.	36,100	584
MCJ Co. Ltd.	82,400	570
Tsurumi Manufacturing Co. Ltd.	31,867	545
Ricoh Leasing Co. Ltd.	18,800	544
Intage Holdings Inc.	45,600	531
Shizuoka Gas Co. Ltd.	59,600	507
S Foods Inc.	22,800	507
Keihanshin Building Co. Ltd.	53,200	502
Retail Partners Co. Ltd.	44,300	498
Shin-Etsu Polymer Co. Ltd.	48,134	474
Fujicco Co. Ltd.	31,634	448
Siix Corp.	44,000	442
FULLCAST Holdings Co. Ltd.	24,000	436
Altech Corp.	23,000	434
Nippon Parking Development Co. Ltd.	245,300	423
Osaka Organic Chemical Industry Ltd.	25,500	387
Mimasu Semiconductor Industry Co. Ltd.	19,900	385
G-Tekt Corp.	32,000	351
Matsuda Sangyo Co. Ltd.	19,600	326
Avant Group Corp.	31,334	324
Elan Corp.	42,000	315
G-7 Holdings Inc.	26,900	284
Fukui Computer Holdings Inc.	13,700	272
YAKUODO Holdings Co. Ltd.	14,767	270
Value HR Co. Ltd.	23,600	263
Transaction Co. Ltd.	19,634	248
MarkLines Co. Ltd.	14,100	244
Creek & River Co. Ltd.	13,300	208
Densan System Holdings Co. Ltd.	10,567	208
Aoyama Zaisan Networks Co. Ltd.	26,600	197
Celsys Inc.	39,734	190
E-Guardian Inc.	11,500	186
Digital Information Technologies Corp.	12,600	150
WDB Holdings Co. Ltd.	10,000	149
Digital Hearts Holdings Co. Ltd.	13,600	147
Japan Medical Dynamic Marketing Inc.	18,900	142
Members Co. Ltd.	9,900	91
ULS Group Inc.	3,700	86
		881,610

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Mexico (0.6%)
	America Movil SAB de CV Series B	24,311,456	26,219
	Grupo Elektra SAB de CV	70,970	4,549
	Grupo Comercial Chedraui SA de CV	183,800	1,086
*	Sitios Latinoamerica SAB de CV	593,232	240
			32,094
Netherlands (1.1%)
	Wolters Kluwer NV	330,507	43,790
	IMCD NV	72,908	10,976
			54,766
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	743,109	12,746
	EBOS Group Ltd.	205,481	5,639
	Summerset Group Holdings Ltd.	296,391	1,494
			19,879
Norway (0.1%)
	TOMRA Systems ASA	299,598	4,594
	Borregaard ASA	128,147	2,144
			6,738
Philippines (0.1%)
	International Container Terminal Services Inc.	1,033,430	4,053
South Korea (0.6%)
	NAVER Corp.	190,674	27,624
	LEENO Industrial Inc.	11,224	1,127
	Interojo Co. Ltd.	14,165	378
	DI Dong Il Corp.	18,361	287
	JW Pharmaceutical Corp.	14,429	246
	Kyung Dong Navien Co. Ltd.	7,450	223
	Hanyang Eng Co. Ltd.	16,670	185
			30,070
Sweden (2.0%)
	Hexagon AB Class B	2,731,583	31,276
	Assa Abloy AB Class B	1,272,413	30,316
	Nibe Industrier AB Class B	1,967,644	22,031
	Lifco AB Class B	272,180	6,207
	AAK AB	229,798	4,631
	Fortnox AB	617,165	4,254
	Wihlborgs Fastigheter AB	343,630	2,778
	Atrium Ljungberg AB Class B	65,832	1,224
	Svolder AB	123,459	746
	NP3 Fastigheter AB	36,243	698
			104,161
Switzerland (17.4%)
	Novartis AG (Registered)	2,311,709	236,474
	Nestle SA (Registered)	1,725,298	221,338
	Roche Holding AG	657,301	205,827
	Sika AG (Registered) Class A	197,294	54,497
	Givaudan SA (Registered)	10,192	35,651
	Partners Group Holding AG	29,142	28,289
[1]	Geberit AG (Registered)	46,014	26,208
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,453	17,940
		Shares	Market Value• ($000)
	Chocoladefabriken Lindt & Spruengli AG (Registered)	124	15,284
	Logitech International SA (Registered)	222,218	13,150
	Roche Holding AG (Bearer)	24,875	8,418
	Temenos AG (Registered)	86,628	7,297
	EMS-Chemie Holding AG (Registered)	8,685	7,133
	PSP Swiss Property AG (Registered)	58,903	6,937
*	Siegfried Holding AG (Registered)	5,339	4,115
	DKSH Holding AG	45,807	3,649
	Interroll Holding AG (Registered)	942	3,438
	Emmi AG (Registered)	2,674	2,783
	ALSO Holding AG (Registered)	8,021	1,719
	Orior AG	8,247	770
			900,917
Taiwan (0.5%)
	Chailease Holding Co. Ltd.	1,917,582	13,966
	Advantech Co. Ltd.	566,000	6,853
	ASPEED Technology Inc.	38,104	3,263
	Sinbon Electronics Co. Ltd.	271,000	3,005
			27,087
United Kingdom (10.1%)
	Diageo plc	2,991,547	136,463
	RELX plc	2,543,539	84,747
	London Stock Exchange Group plc	487,019	51,134
	BAE Systems plc	3,918,309	49,919
	CRH plc	954,712	46,069
	Ashtead Group plc	576,024	33,211
	Bunzl plc	431,745	17,186
	Croda International plc	182,720	16,054
	Sage Group plc	1,412,374	14,566
	Halma plc	486,327	14,144
	Spirax-Sarco Engineering plc	94,208	13,165
	Smurfit Kappa Group plc (XDUB)	332,172	12,307
	DCC plc	129,489	8,056
	Dechra Pharmaceuticals plc	146,076	6,857
	Spectris plc	139,972	6,629
	Diploma plc	176,946	5,996
	Cranswick plc	68,496	2,770
	Clarkson plc Class A	35,976	1,404
	Hilton Food Group plc	95,882	818
	Treatt plc	78,069	654
	Avon Protection plc	38,319	478
			522,627
Total Common Stocks (Cost $4,776,424)			5,134,787

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.853% (Cost $30,102)	301,053	30,102
Total Investments (99.9%) (Cost $4,806,526)			5,164,889
Other Assets and Liabilities—Net (0.1%)			4,073
Net Assets (100%)			5,168,962
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,542,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,489,000 was received for securities on loan.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	1	209	9
Euro Stoxx 50 Index	June 2023	332	15,804	812
MSCI EAFE Index	June 2023	4	430	(1)
MSCI Emerging Markets Index	June 2023	127	6,250	121
Topix Index	June 2023	70	10,574	512
				1,453

International Dividend Appreciation Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/21/23	CHF	1,411	USD	1,581	7	—
Bank of America, N.A.	6/21/23	EUR	13,087	USD	14,148	315	—
Bank of America, N.A.	6/21/23	GBP	138	USD	166	7	—
Barclays Bank plc	6/21/23	INR	20,992	USD	254	2	—
Bank of America, N.A.	6/21/23	JPY	1,025,641	USD	7,643	—	(55)
State Street Bank & Trust Co.	6/21/23	USD	14,611	CHF	13,540	—	(629)
State Street Bank & Trust Co.	6/21/23	USD	5,239	JPY	687,461	153	—
						484	(684)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At April 30, 2023, the counterparties had deposited in segregated accounts cash of $520,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,776,424)	5,134,787
Affiliated Issuers (Cost $30,102)	30,102
Total Investments in Securities	5,164,889
Investment in Vanguard	176
Cash Collateral Pledged—Futures Contracts	1,915
Cash Collateral Pledged—Forward Currency Contracts	520
Foreign Currency, at Value (Cost $6,235)	5,916
Receivables for Investment Securities Sold	6,663
Receivables for Accrued Income	27,636
Receivables for Capital Shares Issued	2,210
Variation Margin Receivable—Futures Contracts	273
Unrealized Appreciation—Forward Currency Contracts	484
Total Assets	5,210,682
Liabilities
Due to Custodian	5,053
Payables for Investment Securities Purchased	13,882
Collateral for Securities on Loan	20,489
Payables for Capital Shares Redeemed	137
Payables to Vanguard	401
Unrealized Depreciation—Forward Currency Contracts	684
Deferred Foreign Capital Gains Taxes	1,074
Total Liabilities	41,720
Net Assets	5,168,962
1 Includes $19,542,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	4,912,906
Total Distributable Earnings (Loss)	256,056
Net Assets	5,168,962

ETF Shares—Net Assets
Applicable to 64,078,917 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,854,083
Net Asset Value Per Share—ETF Shares	$75.75

Admiral Shares—Net Assets
Applicable to 8,538,656 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	314,879
Net Asset Value Per Share—Admiral Shares	$36.88

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	47,037
Non-Cash Dividends	9,282
Interest[2]	220
Securities Lending—Net	143
Total Income	56,682
Expenses
The Vanguard Group—Note B
Investment Advisory Services	166
Management and Administrative—ETF Shares	2,825
Management and Administrative—Admiral Shares	210
Marketing and Distribution—ETF Shares	98
Marketing and Distribution—Admiral Shares	7
Custodian Fees	85
Shareholders’ Reports—ETF Shares	87
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	3,489
Expenses Paid Indirectly	(48)
Net Expenses	3,441
Net Investment Income	53,241
Realized Net Gain (Loss)
Investment Securities Sold[2]	(97,160)
Futures Contracts	723
Forward Currency Contracts	(414)
Foreign Currencies	1,598
Realized Net Gain (Loss)	(95,253)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	808,090
Futures Contracts	1,578
Forward Currency Contracts	(189)
Foreign Currencies	1,010
Change in Unrealized Appreciation (Depreciation)	810,489
Net Increase (Decrease) in Net Assets Resulting from Operations	768,477
1	Dividends are net of foreign withholding taxes of $6,523,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $191,000, $4,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,448,000).

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,241	77,130
Realized Net Gain (Loss)	(95,253)	(21,169)
Change in Unrealized Appreciation (Depreciation)	810,489	(1,130,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	768,477	(1,074,492)
Distributions
ETF Shares	(45,676)	(304,771)
Admiral Shares	(3,070)	(23,591)
Total Distributions	(48,746)	(328,362)
Capital Share Transactions
ETF Shares	673,001	662,695
Admiral Shares	18,143	25,028
Net Increase (Decrease) from Capital Share Transactions	691,144	687,723
Total Increase (Decrease)	1,410,875	(715,131)
Net Assets
Beginning of Period	3,758,087	4,473,218
End of Period	5,168,962	3,758,087

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$64.12	$89.86	$69.97	$68.72	$58.65	$64.25
Investment Operations
Net Investment Income[1]	.831	1.401	1.094	.958	1.452[2]	1.196
Net Realized and Unrealized Gain (Loss) on Investments[3]	11.561	(20.753)	19.776	1.551	9.578	(5.623)
Total from Investment Operations	12.392	(19.352)	20.870	2.509	11.030	(4.427)
Distributions
Dividends from Net Investment Income	(.762)	(1.206)	(.980)	(1.259)	(.960)	(1.173)
Distributions from Realized Capital Gains	—	(5.182)	—	—	—	—
Total Distributions	(.762)	(6.388)	(.980)	(1.259)	(.960)	(1.173)
Net Asset Value, End of Period	$75.75	$64.12	$89.86	$69.97	$68.72	$58.65
Total Return	19.44%	-22.90%	29.93%	3.73%	18.96%	-7.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,854	$3,508	$4,150	$2,456	$1,305	$861
Ratio of Total Expenses to Average Net Assets	0.15%[4]	0.15%[4]	0.15%	0.20%	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.87%	1.28%	1.40%	2.24%[2]	1.83%
Portfolio Turnover Rate[5]	13%	22%	65%	17%	42%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.388 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Includes increases from purchase and redemption fees of $0.00, $0.00, $0.00, $0.01, $0.02, and $0.02.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$31.23	$43.72	$34.03	$33.42	$28.52	$31.24
Investment Operations
Net Investment Income[1]	.396	.675	.518	.453	.686[2]	.576
Net Realized and Unrealized Gain (Loss) on Investments[3]	5.623	(10.061)	9.645	.765	4.679	(2.727)
Total from Investment Operations	6.019	(9.386)	10.163	1.218	5.365	(2.151)
Distributions
Dividends from Net Investment Income	(.369)	(.583)	(.473)	(.608)	(.465)	(.569)
Distributions from Realized Capital Gains	—	(2.521)	—	—	—	—
Total Distributions	(.369)	(3.104)	(.473)	(.608)	(.465)	(.569)
Net Asset Value, End of Period	$36.88	$31.23	$43.72	$34.03	$33.42	$28.52
Total Return[4]	19.38%	-22.85%	29.96%	3.72%	18.96%	-7.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$315	$250	$323	$220	$218	$175
Ratio of Total Expenses to Average Net Assets	0.16%[5]	0.16%[5]	0.16%	0.20%	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.85%	1.25%	1.36%	2.24%[2]	1.83%
Portfolio Turnover Rate[6]	13%	22%	65%	17%	42%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.188 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Includes increases from purchase and redemption fees of $0.00, $0.00, $0.00, $0.00, $0.00, and $0.01.
4	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.16%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

International Dividend Appreciation Index Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International Dividend Appreciation Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

International Dividend Appreciation Index Fund
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $176,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $48,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

International Dividend Appreciation Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	831,828	—	—	831,828
Common Stocks—Other	46,019	4,256,940	—	4,302,959
Temporary Cash Investments	30,102	—	—	30,102
Total	907,949	4,256,940	—	5,164,889
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,454	—	—	1,454
Forward Currency Contracts	—	484	—	484
Total	1,454	484	—	1,938
Liabilities
Futures Contracts[1]	1	—	—	1
Forward Currency Contracts	—	684	—	684
Total	1	684	—	685
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,454	—	1,454
Unrealized Appreciation—Forward Currency Contracts	—	484	484
Total Assets	1,454	484	1,938

Unrealized Depreciation—Futures Contracts[1]	1	—	1
Unrealized Depreciation—Forward Currency Contracts	—	684	684
Total Liabilities	1	684	685
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International Dividend Appreciation Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	723	—	723
Forward Currency Contracts	—	(414)	(414)
Realized Net Gain (Loss) on Derivatives	723	(414)	309
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,578	—	1,578
Forward Currency Contracts	—	(189)	(189)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,578	(189)	1,389
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,814,642
Gross Unrealized Appreciation	545,373
Gross Unrealized Depreciation	(193,873)
Net Unrealized Appreciation (Depreciation)	351,500
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $27,589,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $1,279,876,000 of investment securities and sold $593,709,000 of investment securities, other than temporary cash investments. Purchases and sales include $582,054,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

International Dividend Appreciation Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	673,001	9,366	676,377	8,730
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(13,682)	(200)
Net Increase (Decrease)—ETF Shares	673,001	9,366	662,695	8,530
Admiral Shares
Issued[1]	33,779	988	65,935	1,814
Issued in Lieu of Cash Distributions	2,565	76	20,104	513
Redeemed[2]	(18,201)	(521)	(61,011)	(1,723)
Net Increase (Decrease)—Admiral Shares	18,143	543	25,028	604
1	Includes purchase fees for fiscal 2023 and 2022 of $83,000 and $200,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2023 and 2022 of $38,000 and $203,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2023
United Kingdom	13.1%
Japan	12.8
Australia	7.8
Canada	7.7
Germany	6.8
France	6.6
Switzerland	6.0
China	5.6
Taiwan	4.3
Spain	2.7
Italy	2.6
Brazil	2.5
Hong Kong	1.8
South Korea	1.6
Saudi Arabia	1.5
Singapore	1.5
Netherlands	1.4
Sweden	1.4
Finland	1.4
South Africa	1.2
Mexico	1.2
India	1.0
Other	7.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

International High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (7.8%)
BHP Group Ltd.	2,871,004	85,204
Commonwealth Bank of Australia	965,130	63,869
National Australia Bank Ltd.	1,793,526	34,527
Westpac Banking Corp.	1,987,577	29,752
ANZ Group Holdings Ltd.	1,706,178	27,705
Woodside Energy Group Ltd.	1,079,796	24,501
Macquarie Group Ltd.	197,213	24,058
Wesfarmers Ltd.	643,333	22,255
Transurban Group	1,754,569	17,499
Rio Tinto Ltd.	212,865	15,966
Fortescue Metals Group Ltd.	909,168	12,721
Amcor plc GDR	850,284	9,296
Coles Group Ltd.	727,094	8,783
QBE Insurance Group Ltd.	845,770	8,649
Santos Ltd.	1,724,410	8,169
Brambles Ltd.	784,504	7,432
South32 Ltd.	2,629,089	7,432
Telstra Group Ltd.	2,367,921	6,870
Sonic Healthcare Ltd.	261,494	6,164
Suncorp Group Ltd.	713,296	5,939
Origin Energy Ltd.	983,721	5,454
ASX Ltd.	110,555	5,031
Mineral Resources Ltd.	96,066	4,739
Insurance Australia Group Ltd.	1,407,097	4,662
APA Group	678,922	4,635
Computershare Ltd. (XASX)	309,344	4,605
Lottery Corp. Ltd.	1,276,877	4,281
Medibank Pvt Ltd.	1,596,070	3,777
Endeavour Group Ltd.	803,127	3,620
Atlas Arteria Ltd.	820,359	3,567
Ampol Ltd.	133,708	2,668
Incitec Pivot Ltd.	1,101,072	2,346
Aurizon Holdings Ltd.	997,276	2,267
Worley Ltd.	210,363	2,114
Whitehaven Coal Ltd.	421,328	2,022
JB Hi-Fi Ltd.	64,937	1,922
Bendigo & Adelaide Bank Ltd.	328,509	1,891
AGL Energy Ltd.	338,143	1,862
	Shares	Market Value• ($000)
Challenger Ltd.	391,952	1,577
Metcash Ltd.	571,363	1,481
Alumina Ltd.	1,416,562	1,438
Bank of Queensland Ltd.	370,042	1,429
AMP Ltd.	1,776,902	1,343
Orora Ltd.	504,863	1,154
Beach Energy Ltd.	1,072,266	1,055
Perpetual Ltd.	62,991	1,029
CSR Ltd.	287,787	1,008
Downer EDI Ltd.	386,870	915
Deterra Royalties Ltd.	266,588	817
Harvey Norman Holdings Ltd.	334,335	803
Insignia Financial Ltd.	385,916	766
TPG Telecom Ltd.	211,771	756
New Hope Corp. Ltd.	129,242	457
Magellan Financial Group Ltd.	82,464	447
Platinum Asset Management Ltd.	297,496	348
Yancoal Australia Ltd.	87,888	325
Adbri Ltd.	280,104	296
		505,698
Austria (0.3%)
Erste Group Bank AG	188,229	6,844
OMV AG	80,727	3,820
Verbund AG	37,712	3,359
ANDRITZ AG	39,903	2,592
voestalpine AG	65,509	2,271
Telekom Austria AG Class A	76,981	601
		19,487
Belgium (0.4%)
KBC Group NV	156,676	11,201
Groupe Bruxelles Lambert NV	56,783	5,096
Solvay SA	39,495	4,740
Ageas SA	104,776	4,668
Proximus SADP	79,289	676
		26,381
Brazil (2.5%)
Vale SA	2,216,588	32,175
Petroleo Brasileiro SA Preference Shares	3,191,283	15,164
Petroleo Brasileiro SA	2,120,400	11,338

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Itau Unibanco Holding SA Preference Shares	1,990,307	10,343
	B3 SA - Brasil Bolsa Balcao	3,457,814	8,097
	Banco Bradesco SA Preference Shares	2,838,217	7,881
	Ambev SA	2,487,850	7,063
	Itausa SA Preference Shares	3,050,897	5,309
	Centrais Eletricas Brasileiras SA	723,582	4,911
	Banco Do Brasil SA	490,718	4,217
	Banco BTG Pactual SA.	662,300	3,110
	Gerdau SA Preference Shares	611,775	3,088
	JBS SA	775,400	2,783
	Itau Unibanco Holding SA	609,400	2,699
	BB Seguridade Participacoes SA	385,257	2,650
	Itau Unibanco Holding SA ADR	452,906	2,332
	Cosan SA	690,300	2,073
	CCR SA	643,610	1,751
	Lojas Renner SA	538,500	1,710
	Hypera SA	224,282	1,675
	Vibra Energia SA	626,267	1,657
	Klabin SA	421,600	1,617
	Banco Bradesco SA	586,746	1,461
	Cia Energetica de Minas Gerais Preference Shares	571,471	1,415
	Energisa SA	168,100	1,409
	Ultrapar Participacoes SA	476,100	1,378
	Telefonica Brasil SA	164,318	1,355
	Centrais Eletricas Brasileiras SA Preference Shares	183,100	1,337
	TIM SA	468,454	1,315
	Cia Paranaense de Energia Preference Shares	732,500	1,178
	Banco Santander Brasil SA	212,002	1,142
	Banco Bradesco SA ADR	379,134	1,062
	Cia Siderurgica Nacional SA	340,000	969
	Transmissora Alianca de Energia Eletrica SA	128,019	936
	Metalurgica Gerdau SA Preference Shares	379,000	886
	Cia Energetica de Minas Gerais ADR	329,795	798
	Engie Brasil Energia SA	92,616	766
	Cielo SA	667,900	731
[1]	Telefonica Brasil SA ADR	87,513	715
	Bradespar SA Preference Shares	145,607	692
	CPFL Energia SA	103,900	690
	EDP - Energias do Brasil SA	138,976	627
	Sao Martinho SA	96,200	606
	Porto Seguro SA	113,018	569
	SLC Agricola SA	57,600	502
		Shares	Market Value• ($000)
	Petroreconcavo SA	120,400	475
	Neoenergia SA	145,600	451
	Caixa Seguridade Participacoes SA	238,000	451
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	96,008	444
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	411
	CSN Mineracao SA	327,300	304
	Cia Energetica de Minas Gerais	72,000	292
	Marfrig Global Foods SA	148,900	194
	Dexco SA	154,810	183
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,900	100
	Ambev SA ADR	348	1
			159,488
Canada (7.6%)
[1]	Royal Bank of Canada	802,090	79,632
	Toronto-Dominion Bank	1,039,881	62,991
	Enbridge Inc.	1,153,547	45,866
	Canadian Natural Resources Ltd.	620,679	37,822
[1]	Bank of Montreal	378,191	34,091
	Bank of Nova Scotia	680,963	33,992
	Suncor Energy Inc.	769,154	24,082
	TC Energy Corp.	575,604	23,923
	Canadian Imperial Bank of Commerce	502,596	21,071
	Manulife Financial Corp.	1,060,812	20,944
	Sun Life Financial Inc.	334,496	16,408
	National Bank of Canada	192,585	14,361
	Restaurant Brands International Inc.	172,325	12,081
	Fortis Inc. (XTSE)	272,439	11,962
	Pembina Pipeline Corp.	318,557	10,486
	BCE Inc.	174,390	8,382
	Power Corp. of Canada	308,389	8,260
	TELUS Corp.	273,754	5,803
[2]	Hydro One Ltd.	179,124	5,246
	Brookfield Asset Management Ltd. Class A	153,966	5,162
	Great-West Lifeco Inc.	156,508	4,450
[1]	Canadian Tire Corp. Ltd. Class A	30,558	4,006
	Canadian Utilities Ltd. Class A	71,543	2,068
	IGM Financial Inc.	46,103	1,415
			494,504
Chile (0.3%)
	Sociedad Quimica y Minera de Chile SA Class B	77,439	5,243
	Banco De Chile	25,386,561	2,703
	Empresas COPEC SA	272,766	1,898
*	Cencosud SA	761,080	1,551
	Enel Americas SA	10,658,283	1,452
	Empresas CMPC SA	693,706	1,087

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Banco de Credito e Inversiones SA	30,213	911
	Banco Santander Chile SA	17,636,070	843
	Enel Chile SA	14,688,410	837
[1]	Banco Santander Chile ADR	40,730	780
	Cia Cervecerias Unidas SA	73,005	596
	Colbun SA	4,218,743	591
	Embotelladora Andina SA Preference Shares	217,161	544
	Banco Itau Chile SA	193,578,002	436
	Cencosud Shopping SA	238,654	380
	CAP SA	38,959	273
			20,125
China (5.5%)
	China Construction Bank Corp. Class H	52,634,000	35,187
	Ping An Insurance Group Co. of China Ltd. Class H	3,606,000	26,308
	Industrial & Commercial Bank of China Ltd. Class H	43,994,000	23,669
	Bank of China Ltd. Class H	40,424,000	16,144
	China Merchants Bank Co. Ltd. Class H	2,141,938	10,339
	China Petroleum and Chemical Corp. (Sinopec) Class H	13,132,000	8,607
	PetroChina Co. Ltd. Class H	12,196,000	8,472
	China Life Insurance Co. Ltd. Class H	4,248,000	8,161
	China Resources Land Ltd.	1,577,000	7,344
	China Shenhua Energy Co. Ltd. Class H	2,031,000	6,746
	Agricultural Bank of China Ltd. Class H	16,104,000	6,226
	China Overseas Land & Investment Ltd.	2,175,700	5,518
	PICC Property & Casualty Co. Ltd. Class H	3,876,000	4,688
	China Pacific Insurance Group Co. Ltd. Class H	1,527,600	4,563
	China Merchants Bank Co. Ltd. Class A	852,642	4,150
	Citic Pacific Ltd.	2,849,000	3,576
[2]	Postal Savings Bank of China Co. Ltd. Class H	5,365,000	3,498
[2]	China Tower Corp. Ltd. Class H	26,536,000	3,387
	Ping An Insurance Group Co. of China Ltd. Class A	405,600	3,041
[2]	Longfor Group Holdings Ltd.	1,085,120	2,969
	Yanzhou Coal Mining Co. Ltd. Class H	846,000	2,902
	China Yangtze Power Co. Ltd. Class A	913,400	2,888
		Shares	Market Value• ($000)
	Anhui Conch Cement Co. Ltd. Class H	885,328	2,795
	CITIC Securities Co. Ltd. Class H	1,306,257	2,750
	Bank of Communications Ltd. Class H	4,225,000	2,729
	China CITIC Bank Corp. Ltd. Class H	4,940,620	2,673
	Industrial & Commercial Bank of China Ltd. Class A	3,818,800	2,604
	Sinopharm Group Co. Ltd. Class H	727,600	2,577
	China Vanke Co. Ltd. Class H	1,563,205	2,444
	Agricultural Bank of China Ltd. Class A	4,902,956	2,422
	China Resources Power Holdings Co. Ltd.	1,103,000	2,401
	China Gas Holdings Ltd.	1,702,600	2,190
	China Petroleum & Chemical Corp. Class A	2,084,100	2,023
	Industrial Bank Co. Ltd. Class A	811,200	2,021
	People's Insurance Co. Group of China Ltd. Class H	5,060,000	1,990
	China National Building Material Co. Ltd. Class H	2,594,000	1,946
	Tingyi Cayman Islands Holding Corp.	1,111,000	1,942
	Bank of China Ltd. Class A	3,608,200	1,913
	Kunlun Energy Co. Ltd.	2,058,000	1,908
	Hengan International Group Co. Ltd.	409,343	1,828
	Great Wall Motor Co. Ltd. Class H	1,448,500	1,758
	China Railway Group Ltd. Class H	2,266,000	1,742
[2]	Huatai Securities Co. Ltd. Class H	1,341,800	1,733
[2]	CGN Power Co. Ltd. Class H	6,494,000	1,715
	China Minsheng Banking Corp. Ltd. Class H	4,402,470	1,617
	China Resources Gas Group Ltd.	509,300	1,608
	Guangdong Investment Ltd.	1,656,000	1,583
[2]	China Feihe Ltd.	2,340,000	1,580
	China State Construction Engineering Corp. Ltd. Class A	1,633,700	1,552
	CRRC Corp. Ltd. Class H	2,381,000	1,541
*	COSCO SHIPPING Holdings Co. Ltd. Class H	1,283,500	1,491
	COSCO SHIPPING Holdings Co. Ltd. Class A	915,400	1,472

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	354,800	1,443
	Haitong Securities Co. Ltd. Class H	2,110,400	1,402
	Yangzijiang Shipbuilding Holdings Ltd.	1,494,700	1,394
	China Coal Energy Co. Ltd. Class H	1,575,000	1,353
	Beijing Enterprises Holdings Ltd.	321,000	1,332
	Kingboard Holdings Ltd.	426,500	1,306
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,184,100	1,300
	China Hongqiao Group Ltd.	1,318,000	1,298
	China State Construction International Holdings Ltd.	1,028,000	1,278
	C&D International Investment Group Ltd.	414,000	1,275
	Jiangxi Copper Co. Ltd. Class H	716,000	1,274
	New China Life Insurance Co. Ltd. Class H	441,533	1,264
	Bank of Communications Co. Ltd. Class A	1,564,600	1,259
	China Medical System Holdings Ltd.	748,000	1,242
	Yanzhou Coal Mining Co. Ltd. Class A	244,764	1,218
	China Merchants Port Holdings Co. Ltd.	804,000	1,193
	China Railway Group Ltd. Class A	853,100	1,146
	China Galaxy Securities Co. Ltd. Class H	2,105,000	1,143
	Guangzhou Automobile Group Co. Ltd. Class H	1,828,000	1,141
	Foxconn Industrial Internet Co. Ltd. Class A	485,600	1,131
	Minth Group Ltd.	390,000	1,129
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	259,800	1,109
	Qifu Technology Inc.	62,799	1,108
[1]	Yuexiu Property Co. Ltd.	753,600	1,090
	China Power International Development Ltd.	2,821,370	1,071
	China Pacific Insurance Group Co. Ltd. Class A	234,950	1,061
	Shaanxi Coal Industry Co. Ltd. Class A	370,500	1,049
	Bosideng International Holdings Ltd.	2,052,000	1,012
	China Everbright Bank Co. Ltd. Class H	3,104,000	994
		Shares	Market Value• ($000)
[2]	China Merchants Securities Co. Ltd. Class H	973,760	988
	China Insurance International Holdings Co. Ltd.	852,800	980
	PetroChina Co. Ltd. Class A	822,500	940
[2]	Topsports International Holdings Ltd.	1,051,000	937
	GF Securities Co. Ltd. Class H	644,600	926
	China Shenhua Energy Co. Ltd. Class A	215,700	907
	Poly Developments and Holdings Group Co. Ltd. Class A	450,500	906
	Jiangsu Expressway Co. Ltd. Class H	890,000	902
	Fosun International Ltd.	1,260,500	884
	China Everbright International Ltd.	2,080,000	883
	China United Network Communications Ltd. Class A	1,079,500	849
[2]	Guotai Junan Securities Co. Ltd. Class H	649,200	837
	JOYY Inc. ADR	27,327	832
	Inner Mongolia Yitai Coal Co. Ltd. Class B	545,400	809
	China Construction Bank Corp. Class A	884,900	806
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,671,000	785
	Shenzhen International Holdings Ltd.	863,000	777
	China Communications Services Corp. Ltd. Class H	1,408,000	772
	Huadian Power International Corp. Ltd. Class H	1,544,000	749
	Far East Horizon Ltd.	828,000	745
	Dongfeng Motor Group Co. Ltd. Class H	1,552,000	743
	SAIC Motor Corp. Ltd. Class A	360,800	737
	Zhejiang Expressway Co. Ltd. Class H	868,000	720
	Baoshan Iron & Steel Co. Ltd. Class A	756,700	705
	China Jinmao Holdings Group Ltd.	3,660,800	684
	New China Life Insurance Co. Ltd. Class A	121,500	683
	China National Nuclear Power Co. Ltd. Class A	671,600	670
	Lufax Holding Ltd. ADR	385,629	656
	Postal Savings Bank of China Co. Ltd. Class A	821,700	655
	Uni-President China Holdings Ltd.	648,000	647
	China Resources Cement Holdings Ltd.	1,392,000	630

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,628,000	629
	Daqin Railway Co. Ltd. Class A	548,700	610
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	298,100	606
	China Cinda Asset Management Co. Ltd. Class H	5,040,200	600
	Greentown China Holdings Ltd.	497,000	597
	Beijing Enterprises Water Group Ltd.	2,318,000	589
	China CITIC Bank Corp. Ltd. Class A	619,200	582
	Cosco Shipping Ports Ltd.	874,000	575
	Kingboard Laminates Holdings Ltd.	555,000	572
	Sinotruk Hong Kong Ltd.	373,260	570
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	280,500	553
	TBEA Co. Ltd. Class A	167,600	548
	Bank of Nanjing Co. Ltd. Class A	402,300	547
[2]	Dali Foods Group Co. Ltd.	1,267,500	527
	Sinotrans Ltd. Class H	1,524,000	527
	Bank of Beijing Co. Ltd. Class A	767,700	526
	Bank of Shanghai Co. Ltd. Class A	564,033	512
	Metallurgical Corp. of China Ltd. Class H	1,667,000	509
[2]	CSC Financial Co. Ltd. Class H	493,000	502
	China Everbright Bank Co. Ltd. Class A	1,077,300	498
	Haitong Securities Co. Ltd. Class A	368,100	493
	GF Securities Co. Ltd. Class A	219,700	488
	Guotai Junan Securities Co. Ltd. Class A	222,600	487
	China Vanke Co. Ltd. Class A	221,900	485
	Huaxia Bank Co. Ltd. Class A	569,200	474
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	866,000	473
	Citic Pacific Special Steel Group Co. Ltd. Class A	200,202	467
	Henan Shuanghui Investment & Development Co. Ltd. Class A	124,200	448
	Sinopec Engineering Group Co. Ltd. Class H	819,500	425
		Shares	Market Value• ($000)
	China Minsheng Banking Corp. Ltd. Class A	809,700	425
	Shanghai International Port Group Co. Ltd. Class A	511,000	423
	China Lesso Group Holdings Ltd.	484,000	418
	China Suntien Green Energy Corp. Ltd. Class H	944,000	414
	Hopson Development Holdings Ltd.	448,136	398
	Sichuan Road & Bridge Co. Ltd. Class A	173,300	397
	Chongqing Changan Automobile Co. Ltd. Class B	869,416	395
	Lao Feng Xiang Co. Ltd. Class B	110,300	392
	China Meidong Auto Holdings Ltd.	250,000	388
	Sichuan Chuantou Energy Co. Ltd. Class A	183,500	381
	Bank of Hangzhou Co. Ltd. Class A	208,850	379
	Shanghai Industrial Holdings Ltd.	256,000	375
[2]	Orient Securities Co. Ltd. Class H	616,800	368
	China International Marine Containers Group Co. Ltd. Class H	563,000	364
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	108,000	358
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	122,100	356
[2]	A-Living Smart City Services Co. Ltd.	426,250	342
[2]	BAIC Motor Corp. Ltd. Class H	1,206,000	339
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	231,120	337
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,842,720	322
	Lee & Man Paper Manufacturing Ltd.	758,000	322
	Guanghui Energy Co. Ltd. Class A	236,900	319
	China National Chemical Engineering Co. Ltd. Class A	200,400	307
	China Everbright Ltd.	420,000	302
	Livzon Pharmaceutical Group Inc. Class H	82,400	299
[2]	Legend Holdings Corp. Class H	284,800	298
[3]	CIFI Holdings Group Co. Ltd.	2,990,480	290

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Shougang Fushan Resources Group Ltd.	844,164	287
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	188,400	280
	Dongfang Electric Corp. Ltd. Class H	196,400	278
	Hunan Valin Steel Co. Ltd. Class A	359,800	275
	Huayu Automotive Systems Co. Ltd. Class A	116,200	275
	Shenzhen Investment Ltd.	1,398,000	270
	Towngas Smart Energy Co. Ltd.	583,185	269
	Gree Electric Appliances Inc. of Zhuhai Class A	46,400	264
[2]	China Bohai Bank Co. Ltd. Class H	1,579,500	262
	China Reinsurance Group Corp. Class H	3,234,000	248
	Shenzhen Expressway Co. Ltd. Class H	262,000	244
	Angang Steel Co. Ltd. Class A	567,100	242
	LB Group Co. Ltd. Class A	94,400	236
	People's Insurance Co. Group of China Ltd. Class A	259,700	234
	Hengli Petrochemical Co. Ltd. Class A	100,800	230
	Shenzhen Expressway Corp. Ltd. Class A	170,400	227
	Huaxin Cement Co. Ltd. Class H	220,400	220
	Beijing Jingneng Clean Energy Co. Ltd. Class H	892,000	219
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	262,800	216
	Ningxia Baofeng Energy Group Co. Ltd. Class A	112,100	214
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	212
	Shui On Land Ltd.	1,737,000	211
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	279,262	211
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,700	204
	Yanlord Land Group Ltd.	316,800	202
	BBMG Corp. Class H	1,562,000	202
	Sinoma International Engineering Co. Class A	97,000	202
	Bank of Jiangsu Co. Ltd. Class A	179,160	200
	Gemdale Corp. Class A	165,900	196
		Shares	Market Value• ($000)
	Bank of Changsha Co. Ltd. Class A	161,300	191
	Xiamen C & D Inc. Class A	107,600	189
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	184
	Henan Shenhuo Coal & Power Co. Ltd. Class A	77,800	183
	Jointown Pharmaceutical Group Co. Ltd. Class A	75,600	181
	Bank of Guiyang Co. Ltd. Class A	220,100	180
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	85,500	173
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	344,300	172
	Jinke Smart Services Group Co. Ltd. Class H	111,800	171
	China South Publishing & Media Group Co. Ltd. Class A	84,300	169
	Anhui Expressway Co. Ltd. Class H	162,000	165
	Maanshan Iron & Steel Co. Ltd. Class A	418,800	165
	Guosen Securities Co. Ltd. Class A	119,900	163
	Tangshan Jidong Cement Co. Ltd. Class A	133,800	158
	Huaibei Mining Holdings Co. Ltd. Class A	79,800	157
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	112,200	156
	Huafa Industrial Co. Ltd. Zhuhai Class A	101,800	156
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	43,600	156
	YongXing Special Materials Technology Co. Ltd. Class A	16,510	153
[2]	Everbright Securities Co. Ltd. Class H	196,400	146
	Weifu High-Technology Group Co. Ltd. Class A	59,700	144
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	108,848	144
	Anhui Expressway Co. Ltd. Class A	105,300	144
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	72,500	142
	China Merchants Securities Co. Ltd. Class A	67,200	136

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Lao Feng Xiang Co. Ltd. Class A	13,800	134
	Chengxin Lithium Group Co. Ltd. Class A	29,200	134
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	98,802	132
	China World Trade Center Co. Ltd. Class A	48,600	130
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	126
	Western Mining Co. Ltd. Class A	66,300	126
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	64,200	125
	Hengyi Petrochemical Co. Ltd. Class A	112,700	125
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	124
	Shandong Hi-speed Co. Ltd. Class A	119,200	124
	Huafon Chemical Co. Ltd. Class A	112,800	117
	Bank of Suzhou Co. Ltd. Class A	107,200	116
	Livzon Pharmaceutical Group Inc. Class A	22,300	115
	Keda Industrial Group Co. Ltd. Class A	62,600	114
	Joyoung Co. Ltd. Class A	47,500	112
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	110
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	94,100	109
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	532,800	107
	Huatai Securities Co. Ltd. Class A	51,300	104
	Beijing Shougang Co. Ltd. Class A	195,400	104
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	50,500	104
	Oriental Energy Co. Ltd. Class A	81,500	104
	CSG Holding Co. Ltd. Class A	108,600	103
	Tian Di Science & Technology Co. Ltd. Class A	129,800	103
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	103
*,3	Shimao Group Holdings Ltd.	534,000	102
	Jizhong Energy Resources Co. Ltd. Class A	95,600	102
		Shares	Market Value• ($000)
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	233,700	101
	FAW Jiefang Group Co. Ltd.	82,700	97
	Hubei Energy Group Co. Ltd. Class A	157,200	97
	Heilongjiang Agriculture Co. Ltd. Class A	49,400	97
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	93
	Zhejiang Supor Co. Ltd. Class A	12,400	92
	Xinjiang Tianshan Cement Co. Ltd. Class A	75,500	91
	Zhuzhou Kibing Group Co. Ltd. Class A	60,300	90
	Luxi Chemical Group Co. Ltd. Class A	50,800	88
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	149,800	87
*,2,3	Evergrande Property Services Group Ltd.	1,370,500	87
[2]	China East Education Holdings Ltd.	171,000	86
	Huaxin Cement Co. Ltd. Class A	39,900	85
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	40,900	83
	Sichuan Yahua Industrial Group Co. Ltd. Class A	30,100	82
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	82
	Shenzhen Gas Corp. Ltd. Class A	79,800	80
	Bluestar Adisseo Co. Class A	57,900	68
	Weifu High-Technology Group Co. Ltd. Class B	46,400	63
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	52
	Shanghai Construction Group Co. Ltd. Class A	121,100	50
	Bank of Chengdu Co. Ltd. Class A	24,400	49
	Bank of Qingdao Co. Ltd. Class A	84,450	41
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	34
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	33
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	31
	Chongqing Water Group Co. Ltd. Class A	39,200	31
	Zhejiang Runtu Co. Ltd. Class A	27,500	29

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Shanghai AJ Group Co. Ltd. Class A	35,400	28
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	25
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	24
	China Railway Signal & Communication Corp. Ltd. Class A	23,250	22
	Jiangsu Expressway Co. Ltd. Class A	13,500	17
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	12,200	11
	Metallurgical Corp. of China Ltd. Class A	15,100	10
			359,970
Colombia (0.1%)
	Bancolombia SA ADR	59,281	1,452
	Bancolombia SA	177,452	1,360
[1]	Ecopetrol SA ADR	122,516	1,191
	Interconexion Electrica SA ESP	250,311	970
	Grupo Aval Acciones y Valores SA Preference Shares	2,492,466	312
	Ecopetrol SA	125,881	61
	Bac Holding International Co.	412,660	20
			5,366
Czech Republic (0.1%)
	CEZ A/S	90,102	4,838
	Komercni banka A/S	42,032	1,357
[2]	Moneta Money Bank A/S	211,427	775
			6,970
Denmark (0.1%)
	Tryg A/S	196,659	4,648
Egypt (0.0%)
	Telecom Egypt Co.	171,834	137
Finland (1.3%)
	Nordea Bank Abp (XHEL)	1,972,670	21,869
	Sampo OYJ Class A	266,010	13,491
	Kone OYJ Class B	187,316	10,687
	UPM-Kymmene OYJ	305,566	9,745
	Elisa OYJ	84,499	5,247
	Stora Enso OYJ Class R	329,524	4,181
	Metso Outotec OYJ	341,050	3,765
	Fortum OYJ	247,382	3,695
	Valmet OYJ	96,296	3,258
	Wartsila OYJ Abp	278,389	3,229
	Kesko OYJ Class B	152,216	3,173
	Orion OYJ Class B	59,042	2,773
	Huhtamaki OYJ	54,099	1,950
			87,063
France (6.5%)
	TotalEnergies SE	1,298,918	83,001
	Sanofi	621,726	67,002
	BNP Paribas SA	629,287	40,660
	Vinci SA	283,047	35,010
	AXA SA	1,066,798	34,821
	Danone SA	348,384	23,057
		Shares	Market Value• ($000)
	Cie de Saint-Gobain	261,934	15,165
	Orange SA	1,094,449	14,245
	Cie Generale des Etablissements Michelin SCA	402,341	12,814
	Veolia Environnement SA	361,231	11,438
	Publicis Groupe SA	128,511	10,507
	Societe Generale SA	420,129	10,204
	Credit Agricole SA	701,278	8,572
	Carrefour SA	336,823	7,006
	Engie SA (XPAR)	362,991	5,809
	Eiffage SA	42,123	5,014
	Vivendi SE	393,319	4,320
	Bouygues SA	117,603	4,307
	Engie S/A	249,131	3,987
	Engie SA	201,086	3,218
	Rexel SA	138,319	3,204
	Sodexo SA Loyalty Shares 2026	26,287	2,817
	Valeo	137,187	2,679
	Sodexo SA (XPAR)	23,701	2,540
	SCOR SE	86,413	2,235
[2]	Amundi SA	32,906	2,156
	Engie SA Loyalty Shares	132,130	2,115
[2]	La Francaise des Jeux SAEM	48,879	2,089
	Wendel SE	15,331	1,720
	Electricite de France SA Class A	103,154	1,357
[2]	ALD SA	77,463	933
			424,002
Germany (6.8%)
	Siemens AG (Registered)	425,886	70,200
	Allianz SE (Registered)	229,389	57,601
	Deutsche Telekom AG (Registered)	1,932,706	46,601
	Mercedes-Benz Group AG	492,007	38,370
	Bayer AG (Registered)	561,013	37,025
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	79,963	30,052
	BASF SE	521,639	26,981
	Deutsche Post AG (Registered)	551,162	26,511
	Bayerische Motoren Werke AG (XETR)	178,532	20,011
	E.ON SE	1,267,078	16,761
	Volkswagen AG Preference Shares	114,264	15,603
	Deutsche Bank AG (Registered)	1,156,474	12,713
	Vonovia SE	405,440	8,793
	Hannover Rueck SE Class A	34,213	7,310
	HeidelbergCement AG	83,382	6,315
	Bayerische Motoren Werke AG Preference Shares	36,749	3,906
	Volkswagen AG	17,047	2,862
	LEG Immobilien SE (XETR)	41,523	2,584
	Evonik Industries AG	109,977	2,400

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Telefonica Deutschland Holding AG	499,973	1,689
	Talanx AG	30,772	1,548
	Wacker Chemie AG	8,604	1,331
	HOCHTIEF AG	12,696	1,063
	Fielmann AG	13,624	706
[2]	DWS Group GmbH & Co. KGaA	18,840	626
	Traton SE	26,791	620
			440,182
Greece (0.1%)
	OPAP SA	107,490	1,833
	Hellenic Telecommunications Organization SA	121,827	1,780
	Mytilineos SA	59,595	1,729
	JUMBO SA	62,884	1,449
	Motor Oil Hellas Corinth Refineries SA	31,519	751
	Hellenic Petroleum SA	31,005	246
	Autohellas Tourist and Trading SA	6,822	97
			7,885
Hong Kong (1.8%)
	Sun Hung Kai Properties Ltd.	811,500	11,299
	CK Hutchison Holdings Ltd.	1,512,000	10,108
	CLP Holdings Ltd.	932,000	6,939
	CK Asset Holdings Ltd.	1,110,084	6,564
	BOC Hong Kong Holdings Ltd.	2,053,000	6,481
	Hang Seng Bank Ltd.	409,800	6,074
	Hong Kong & China Gas Co. Ltd.	6,140,400	5,452
	Jardine Matheson Holdings Ltd.	112,004	5,414
	Wharf Real Estate Investment Co. Ltd.	898,000	5,179
	Power Assets Holdings Ltd.	783,599	4,478
	Lenovo Group Ltd.	4,292,000	4,391
	MTR Corp. Ltd.	825,000	4,122
	Sino Land Co. Ltd.	2,166,000	2,919
	Hongkong Land Holdings Ltd.	625,900	2,786
	Swire Pacific Ltd. Class A	341,788	2,713
	Henderson Land Development Co. Ltd.	745,587	2,655
[2]	WH Group Ltd.	4,523,099	2,518
	New World Development Co. Ltd.	824,750	2,200
	Xinyi Glass Holdings Ltd.	1,174,000	2,148
	Chow Tai Fook Jewellery Group Ltd.	1,006,400	2,021
	CK Infrastructure Holdings Ltd.	340,472	1,938
	Hang Lung Properties Ltd.	1,013,576	1,853
	Swire Properties Ltd.	615,698	1,655
	Want Want China Holdings Ltd.	2,451,000	1,563
	Orient Overseas International Ltd.	74,000	1,503
		Shares	Market Value• ($000)
	ASMPT Ltd.	171,400	1,348
	SITC International Holdings Co. Ltd.	701,000	1,297
	PCCW Ltd.	2,482,793	1,295
[2]	BOC Aviation Ltd.	123,200	976
	Hysan Development Co. Ltd.	342,000	967
	Kerry Properties Ltd.	367,000	947
	Bank of East Asia Ltd.	542,180	715
	NWS Holdings Ltd.	808,000	700
	Man Wah Holdings Ltd.	830,800	699
[2]	Js Global Lifestyle Co. Ltd.	725,500	643
	Yue Yuen Industrial Holdings Ltd.	369,000	555
	DFI Retail Group Holdings Ltd.	172,300	519
	VTech Holdings Ltd.	84,600	508
	First Pacific Co. Ltd.	1,414,000	473
	Cafe de Coral Holdings Ltd.	185,170	259
	Johnson Electric Holdings Ltd.	220,000	246
	Dah Sing Financial Holdings Ltd.	84,400	216
	Dah Sing Banking Group Ltd.	205,600	165
	Guotai Junan International Holdings Ltd.	1,517,000	128
	Hutchison Telecommunications Hong Kong Holdings Ltd.	656,000	114
			117,743
Hungary (0.1%)
	Richter Gedeon Nyrt	80,453	1,943
	MOL Hungarian Oil & Gas plc	209,456	1,699
*	Magyar Telekom Telecommunications plc	232,384	292
			3,934
Iceland (0.0%)
[2]	Arion Banki HF	799,142	839
	Islandsbanki HF	647,615	592
			1,431
India (1.0%)
	ITC Ltd.	1,682,491	8,774
	HCL Technologies Ltd.	620,049	8,107
	NTPC Ltd.	2,688,736	5,671
	Power Grid Corp. of India Ltd.	1,783,737	5,187
	Tech Mahindra Ltd.	346,179	4,356
	Oil & Natural Gas Corp. Ltd.	2,098,990	4,094
	Coal India Ltd.	1,182,530	3,380
	Bharat Petroleum Corp. Ltd.	570,171	2,496
	Vedanta Ltd.	722,226	2,477
	Hero MotoCorp Ltd.	75,355	2,363
	Indian Oil Corp. Ltd.	2,337,702	2,330
	Bajaj Auto Ltd.	38,525	2,091
	Gail India Ltd.	1,475,901	1,940
	Power Finance Corp. Ltd.	670,354	1,396
	Petronet LNG Ltd.	422,098	1,226

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	REC Ltd.	722,398	1,170
	Hindustan Petroleum Corp. Ltd.	339,234	1,043
	Indus Towers Ltd.	518,094	984
	Steel Authority of India Ltd.	868,738	883
	NMDC Ltd. (XNSE)	626,135	834
	Canara Bank	190,182	742
	NHPC Ltd.	1,183,807	643
	Piramal Enterprises Ltd.	66,144	598
	Oracle Financial Services Software Ltd.	13,380	584
	Oil India Ltd.	176,196	551
	Castrol India Ltd.	364,736	535
	Hindustan Zinc Ltd.	137,438	529
	Bank of India	402,335	415
	Indian Bank	102,992	408
	Sun TV Network Ltd.	44,479	235
[2]	Nippon Life India Asset Management Ltd.	66,659	194
[2]	General Insurance Corp. of India	57,497	108
			66,344
Indonesia (0.8%)
	Bank Rakyat Indonesia Persero Tbk PT	41,012,659	14,292
	Bank Mandiri Persero Tbk PT	25,872,800	9,146
	Telkom Indonesia Persero Tbk PT	27,158,700	7,866
	Astra International Tbk PT	11,943,700	5,509
	Bank Negara Indonesia Persero Tbk PT	4,389,100	2,829
	United Tractors Tbk PT	840,204	1,659
	Adaro Energy Tbk PT	7,153,800	1,531
	Indofood Sukses Makmur Tbk PT	2,566,300	1,130
	Indofood CBP Sukses Makmur Tbk PT	1,380,600	997
	Unilever Indonesia Tbk PT	3,289,100	988
	Sarana Menara Nusantara Tbk PT	11,738,300	822
	Bukit Asam Tbk PT	2,344,800	663
	Perusahaan Gas Negara Persero Tbk PT	6,351,000	621
	Indocement Tunggal Prakarsa Tbk PT	816,400	605
	Gudang Garam Tbk PT	248,300	482
	Hanjaya Mandala Sampoerna Tbk PT	4,644,600	322
	Bank Danamon Indonesia Tbk PT	714,300	137
	Surya Citra Media Tbk PT	8,010,100	90
	Astra Agro Lestari Tbk PT	144,400	76
			49,765
Ireland (0.1%)
	Bank of Ireland Group plc	614,511	6,356
	AIB Group plc	665,164	2,860
			9,216
		Shares	Market Value• ($000)
Israel (0.4%)
	Bank Leumi Le-Israel BM	884,924	7,014
	Bank Hapoalim BM	757,377	6,524
	Israel Discount Bank Ltd. Class A	698,529	3,471
	ICL Group Ltd.	417,132	2,591
	Mizrahi Tefahot Bank Ltd.	78,485	2,574
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,176,415	1,602
	Phoenix Holdings Ltd.	67,175	721
			24,497
Italy (2.6%)
	Enel SpA	4,433,838	30,293
	Intesa Sanpaolo SpA	9,264,050	24,359
	UniCredit SpA	1,072,209	21,246
	Stellantis NV	1,183,450	19,630
	Eni SpA	1,263,081	19,082
	Assicurazioni Generali SpA Class A	775,986	16,162
	Snam SpA	1,270,780	7,063
	Terna - Rete Elettrica Nazionale	806,444	6,980
	FinecoBank Banca Fineco SpA	347,211	5,263
	Mediobanca Banca di Credito Finanziario SpA	367,517	3,947
	Banco BPM SpA	783,632	3,186
[2]	Infrastrutture Wireless Italiane SpA	199,592	2,770
[2]	Poste Italiane SpA	259,273	2,698
	Italgas SpA	272,178	1,777
	A2A SpA	884,861	1,561
[2]	Pirelli & C SpA	279,301	1,463
	Hera SpA	449,731	1,400
	Banca Mediolanum SpA	143,337	1,296
	UnipolSai Assicurazioni SpA	234,742	632
			170,808
Japan (12.7%)
	Toyota Motor Corp.	6,842,161	93,943
	Mitsubishi UFJ Financial Group Inc.	6,621,700	41,449
	Sumitomo Mitsui Financial Group Inc.	732,754	29,950
	Takeda Pharmaceutical Co. Ltd.	862,200	28,590
	KDDI Corp.	910,424	28,422
	Mitsui & Co. Ltd.	855,312	26,702
	ITOCHU Corp.	763,584	25,332
	Honda Motor Co. Ltd.	947,100	25,120
	Mitsubishi Corp.	670,800	24,870
	Tokio Marine Holdings Inc.	1,062,402	21,362
	Mizuho Financial Group Inc.	1,448,663	21,000
	Nippon Telegraph & Telephone Corp.	656,100	20,020
	Softbank Corp.	1,563,282	17,601
	Japan Tobacco Inc.	675,700	14,539
	Canon Inc.	549,500	13,088
	Komatsu Ltd.	522,720	13,000
	Bridgestone Corp.	320,130	12,856

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Marubeni Corp.	873,000	12,391
	ORIX Corp.	675,100	11,485
	Sumitomo Corp.	639,538	11,462
	Dai-ichi Life Holdings Inc.	549,700	10,225
	Nippon Steel Corp.	466,900	9,972
	Japan Post Holdings Co. Ltd.	1,209,941	9,960
	Daiwa House Industry Co. Ltd.	369,400	9,415
	MS&AD Insurance Group Holdings Inc.	258,000	8,468
	Toshiba Corp.	239,600	7,720
	Sompo Holdings Inc.	178,200	7,436
	Sumitomo Mitsui Trust Holdings Inc.	206,100	7,429
	Kirin Holdings Co. Ltd.	423,000	6,872
	Japan Post Bank Co. Ltd.	854,011	6,820
	Nippon Yusen KK	275,500	6,513
	Sekisui House Ltd.	314,002	6,455
	Nomura Holdings Inc.	1,696,014	6,080
	Resona Holdings Inc.	1,216,896	6,065
	ENEOS Holdings Inc.	1,631,751	5,805
	Inpex Corp.	528,300	5,781
	Subaru Corp.	344,809	5,628
	Sumitomo Electric Industries Ltd.	423,900	5,410
	Toyota Tsusho Corp.	125,030	5,197
	Asahi Kasei Corp.	700,800	4,950
[1]	Mitsui OSK Lines Ltd.	191,310	4,743
	Yamaha Motor Co. Ltd.	173,500	4,499
	Kansai Electric Power Co. Inc.	410,400	4,430
	Chubu Electric Power Co. Inc.	396,600	4,423
	Mitsubishi Chemical Group Corp.	720,700	4,228
	AGC Inc.	104,900	3,911
	Daiwa Securities Group Inc.	812,114	3,772
	JFE Holdings Inc.	294,300	3,482
	T&D Holdings Inc.	284,000	3,478
	Daito Trust Construction Co. Ltd.	36,500	3,459
	Isuzu Motors Ltd.	292,900	3,459
	Taisei Corp.	99,300	3,377
	Kajima Corp.	241,500	3,195
	Obayashi Corp.	381,400	3,180
[1]	Kawasaki Kisen Kaisha Ltd.	127,200	3,031
	Mazda Motor Corp.	325,800	2,948
	Aisin Corp.	98,800	2,900
	Sumitomo Chemical Co. Ltd.	854,000	2,886
	Idemitsu Kosan Co. Ltd.	132,783	2,827
	Sojitz Corp.	131,500	2,770
	SBI Holdings Inc.	138,400	2,703
	Ricoh Co. Ltd.	322,600	2,671
	SUMCO Corp.	188,300	2,593
	Mitsui Chemicals Inc.	95,500	2,416
	Concordia Financial Group Ltd.	630,100	2,391
	Niterra Co. Ltd.	113,300	2,375
	Lixil Corp.	149,200	2,349
	Seiko Epson Corp.	148,900	2,277
	Chiba Bank Ltd.	344,300	2,248
		Shares	Market Value• ($000)
	Tosoh Corp.	158,200	2,114
	Brother Industries Ltd.	133,400	2,095
	Kyushu Railway Co.	90,200	2,048
	Hulic Co. Ltd.	234,986	2,023
	Mitsubishi HC Capital Inc. (XTKS)	370,120	1,921
	Shimizu Corp.	309,300	1,889
	Nikon Corp.	174,800	1,807
	Japan Post Insurance Co. Ltd.	109,300	1,775
	Kuraray Co. Ltd.	189,700	1,774
	NGK Insulators Ltd.	140,200	1,760
	Haseko Corp.	143,086	1,747
	Fukuoka Financial Group Inc.	92,400	1,740
	Sumitomo Forestry Co. Ltd.	79,000	1,707
	Amada Co. Ltd.	180,600	1,686
	Yokohama Rubber Co. Ltd.	75,400	1,639
	Marui Group Co. Ltd.	101,400	1,616
	Kyushu Electric Power Co. Inc.	273,200	1,591
	Sumitomo Heavy Industries Ltd.	65,800	1,590
	Nomura Real Estate Holdings Inc.	63,300	1,577
	Cosmo Energy Holdings Co. Ltd.	48,440	1,549
	Mitsubishi Gas Chemical Co. Inc.	103,000	1,500
	Electric Power Development Co. Ltd.	93,400	1,493
	Mebuki Financial Group Inc.	575,300	1,474
	Tokyo Tatemono Co. Ltd.	116,200	1,472
	Iida Group Holdings Co. Ltd.	80,400	1,429
	Kobe Steel Ltd.	191,000	1,423
	NSK Ltd.	248,600	1,404
	Yamada Holdings Co. Ltd.	364,900	1,272
	Air Water Inc.	99,000	1,251
[1]	Aozora Bank Ltd.	68,900	1,236
	COMSYS Holdings Corp.	63,900	1,223
	EXEO Group Inc.	65,400	1,213
	Credit Saison Co. Ltd.	87,500	1,212
	Sanwa Holdings Corp.	110,300	1,208
	Taiheiyo Cement Corp.	66,800	1,198
	Kamigumi Co. Ltd.	54,500	1,194
	Daicel Corp.	149,500	1,179
	Tokyo Century Corp.	34,000	1,170
	Hachijuni Bank Ltd.	258,900	1,160
	Toyo Seikan Group Holdings Ltd.	79,800	1,127
	Casio Computer Co. Ltd.	118,000	1,123
	Konica Minolta Inc.	259,100	1,081
	Denka Co. Ltd.	52,400	1,049
	JTEKT Corp.	125,900	1,040
	Pigeon Corp.	62,800	978
	UBE Corp.	61,300	972
	NOK Corp.	71,100	958
	INFRONEER Holdings Inc.	121,000	956

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
DMG Mori Co. Ltd.	59,000	946
Nippon Electric Glass Co. Ltd.	48,100	918
Kaneka Corp.	34,400	915
Sumitomo Rubber Industries Ltd.	99,500	913
Coca-Cola Bottlers Japan Holdings Inc.	81,400	877
DIC Corp.	46,700	863
Nippon Kayaku Co. Ltd.	94,600	858
K's Holdings Corp.	92,800	822
Toda Corp.	139,400	816
Hirogin Holdings Inc.	163,900	813
TS Tech Co. Ltd.	59,900	808
Seven Bank Ltd.	374,900	767
Penta-Ocean Construction Co. Ltd.	157,400	765
Yamaguchi Financial Group Inc.	123,100	757
Daido Steel Co. Ltd.	18,800	724
Toyo Tire Corp.	60,600	722
Kokuyo Co. Ltd.	50,400	720
Yamato Kogyo Co. Ltd.	18,300	719
Toyoda Gosei Co. Ltd.	41,800	717
Mitsui Mining & Smelting Co. Ltd.	29,800	710
Amano Corp.	33,200	676
Fuyo General Lease Co. Ltd.	9,200	673
NHK Spring Co. Ltd.	84,800	629
AEON Financial Service Co. Ltd.	70,400	627
Nippon Shokubai Co. Ltd.	15,600	625
Aica Kogyo Co. Ltd.	27,200	618
Kyudenko Corp.	22,300	595
Canon Marketing Japan Inc.	22,800	570
Heiwa Corp.	28,800	569
H.U. Group Holdings Inc.	26,700	540
Nipro Corp.	70,900	534
Shikoku Electric Power Co. Inc.	87,200	515
Toyota Boshoku Corp.	31,100	492
Lintec Corp.	28,100	470
Kaken Pharmaceutical Co. Ltd.	16,700	460
Itoham Yonekyu Holdings Inc.	75,400	413
Kandenko Co. Ltd.	49,700	374
Noevir Holdings Co. Ltd.	8,100	330
Matsui Securities Co. Ltd.	56,200	322
Fuji Media Holdings Inc.	32,000	300
		824,529
Kuwait (0.3%)
National Bank of Kuwait SAKP	4,288,683	14,080
Mobile Telecommunications Co. KSCP	1,046,878	1,951
Agility Public Warehousing Co. KSC	840,408	1,706
Gulf Bank KSCP	1,001,539	922
		Shares	Market Value• ($000)
*	Humansoft Holding Co. KSC	51,635	658
	Boubyan Petrochemicals Co. KSCP	200,283	534
	Burgan Bank SAK	473,301	334
			20,185
Malaysia (0.7%)
	Malayan Banking Bhd.	4,059,197	7,888
	Public Bank Bhd.	8,132,500	7,102
	CIMB Group Holdings Bhd.	3,879,300	4,407
	Tenaga Nasional Bhd.	1,849,333	3,694
	Petronas Chemicals Group Bhd.	1,633,700	2,600
	CELCOMDIGI Bhd.	2,278,700	2,251
	Axiata Group Bhd.	2,516,400	1,691
	Hong Leong Bank Bhd.	357,700	1,617
	MISC Bhd.	965,644	1,582
	Genting Bhd.	1,354,400	1,431
	Kuala Lumpur Kepong Bhd.	260,600	1,259
	Gamuda Bhd.	1,284,000	1,196
	Petronas Gas	312,232	1,183
	RHB Bank Bhd.	959,700	1,180
	Maxis Bhd.	1,110,200	1,097
	Sime Darby Bhd.	2,135,700	1,041
	AMMB Holdings Bhd.	1,241,900	1,007
	Genting Malaysia Bhd.	1,645,800	1,002
	Petronas Dagangan Bhd.	148,200	753
	Telekom Malaysia Bhd.	629,500	701
	IJM Corp. Bhd.	1,728,100	606
	Alliance Bank Malaysia Bhd.	556,800	416
	YTL Corp. Bhd.	2,370,623	351
	Westports Holdings Bhd.	363,700	288
	British American Tobacco Malaysia Bhd.	87,600	208
	Astro Malaysia Holdings Bhd.	704,000	110
	FGV Holdings Bhd.	301,300	101
			46,762
Mexico (1.2%)
	America Movil SAB de CV Series B	16,151,200	17,418
	Grupo Financiero Banorte SAB de CV Class O	1,650,100	14,269
	Wal-Mart de Mexico SAB de CV	2,940,235	11,854
	Grupo Mexico SAB de CV Series B	1,804,900	8,875
	Grupo Aeroportuario del Pacifico SAB de CV Class B	196,100	3,489
	Grupo Aeroportuario del Sureste SAB de CV Class B	114,585	3,289
	Coca-Cola Femsa SAB de CV	299,260	2,471
	Arca Continental SAB de CV	248,100	2,361
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	156,700	1,723

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	Banco del Bajio SA	410,100	1,349
	Promotora y Operadora de Infraestructura SAB de CV	126,470	1,315
	Alfa SAB de CV Class A	2,044,000	1,297
	Orbia Advance Corp. SAB de CV	538,300	1,240
	Kimberly-Clark de Mexico SAB de CV Class A	463,000	1,050
*	Regional SAB de CV	130,200	954
	Qualitas Controladora SAB de CV	103,100	682
	Megacable Holdings SAB de CV	172,500	467
	Alpek SAB de CV	197,800	209
			74,312
Netherlands (1.4%)
	ING Groep NV	2,066,651	25,631
	Koninklijke Ahold Delhaize NV Class B	545,469	18,756
	Koninklijke Philips NV	506,133	10,685
	Koninklijke KPN NV	1,807,005	6,590
	NN Group NV	159,525	5,949
	Aegon NV	965,697	4,406
[1]	BE Semiconductor Industries NV	44,282	3,986
[2]	ABN AMRO Bank NV GDR	227,060	3,639
	ASR Nederland NV	82,433	3,626
	Randstad NV	63,179	3,433
[2]	Signify NV	71,380	2,384
	Koninklijke Vopak NV Class B	38,153	1,458
[1,2]	CTP NV	60,408	792
			91,335
New Zealand (0.2%)
	Spark New Zealand Ltd.	1,076,958	3,490
	Meridian Energy Ltd.	720,508	2,440
	Contact Energy Ltd.	442,927	2,148
	Mercury NZ Ltd.	384,291	1,509
	Fletcher Building Ltd.	445,657	1,243
			10,830
Norway (0.9%)
	Equinor ASA	525,285	15,124
	DNB Bank ASA	584,317	10,278
	Norsk Hydro ASA	767,653	5,649
	Mowi ASA	255,009	4,865
	Telenor ASA	362,356	4,522
	Aker BP ASA	172,912	4,134
	Yara International ASA	93,225	3,754
	Orkla ASA	438,413	3,151
	Salmar ASA	39,759	1,766
	Gjensidige Forsikring ASA	95,244	1,659
	Aker ASA Class A	13,582	830
	Leroy Seafood Group ASA	146,012	769
	Var Energi ASA	236,660	621
			57,122
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	361,175	131
	Oil & Gas Development Co. Ltd.	286,603	87
	Shares	Market Value• ($000)
Pakistan Petroleum Ltd.	300,307	70
		288
Philippines (0.1%)
International Container Terminal Services Inc.	613,310	2,405
PLDT Inc.	53,325	1,160
Manila Electric Co.	150,430	923
Aboitiz Power Corp.	921,800	634
Globe Telecom Inc.	17,801	548
Metro Pacific Investments Corp.	6,424,000	514
DMCI Holdings Inc.	2,344,500	416
Semirara Mining & Power Corp. Class A	604,320	295
LT Group Inc.	1,353,700	249
		7,144
Poland (0.3%)
Polski Koncern Naftowy ORLEN SA	329,315	5,024
Powszechna Kasa Oszczednosci Bank Polski SA	488,157	3,774
Powszechny Zaklad Ubezpieczen SA	316,790	2,919
Bank Polska Kasa Opieki SA	92,010	2,129
LPP SA	638	1,839
Santander Bank Polska SA	16,920	1,376
		17,061
Portugal (0.2%)
EDP - Energias de Portugal SA	1,616,829	8,909
Galp Energia SGPS SA	287,399	3,473
		12,382
Qatar (0.6%)
Qatar National Bank QPSC	2,535,998	10,738
Qatar Islamic Bank SAQ	1,027,807	5,080
Industries Qatar QSC	917,826	3,234
Commercial Bank PSQC	1,902,863	3,086
Masraf Al Rayan QSC	3,506,119	2,474
Qatar International Islamic Bank QSC	658,401	1,800
Qatar Gas Transport Co. Ltd.	1,563,427	1,705
Qatar Fuel QSC	341,182	1,557
Mesaieed Petrochemical Holding Co.	2,443,098	1,337
Ooredoo QPSC	478,044	1,301
Qatar Electricity & Water Co. QSC	248,150	1,141
Barwa Real Estate Co.	1,247,072	861
Qatar Navigation QSC	297,076	740
Qatar Aluminum Manufacturing Co.	1,549,915	660
Doha Bank QPSC	1,390,689	594
Vodafone Qatar QSC	869,692	411
		36,719
Romania (0.0%)
Banca Transilvania SA	315,114	1,350

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	OMV Petrom SA (XBSE)	9,262,511	1,005
	Societatea Nationala Nuclearelectrica SA	27,902	286
			2,641
Russia (0.0%)
[3]	Inter Rao Ues PJSC	11,522,470	—
*,3	MMC Norilsk Nickel PJSC ADR	53,701	—
[3]	Sberbank of Russia PJSC	3,446,575	—
*,3	Mobile TeleSystems PJSC ADR	132,889	—
[3]	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
*,3	Magnit PJSC GDR (Registered)	22,311	—
[3]	MMC Norilsk Nickel PJSC	11,458	—
*,3	LUKOIL PJSC ADR	51,350	—
*,3	Gazprom PJSC ADR	748,819	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	Tatneft PJSC ADR	44,997	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
[3]	PhosAgro PJSC	7,446	—
[3]	United Co. Rusal International	796,030	—
[3]	Unipro PJSC	4,903,000	—
[3]	Polyus PJSC	9,549	—
[3]	RusHydro PJSC	41,940,310	—
[3]	Rostelecom PJSC	343,830	—
[3]	Tatneft PJSC	243,415	—
[3]	Novolipetskiy Metallurgicheskiy Kombinat PJSC	373,254	—
[3]	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
[3]	Novatek PJSC	356,672	—
[3]	Gazprom PJSC	2,023,010	—
[3]	Mosenergo PJSC	1,739,000	—
[3]	Transneft PJSC Preference Shares	527	—
*,3	Federal Grid Co.	83,950,000	—
[3]	Lukoil PJSC	76,646	—
[3]	Rosneft Oil Co. PJSC	211,479	—
[3]	Magnitogorsk Iron & Steel Works PJSC	732,540	—
[3]	Tatneft PJSC Preference Shares	51,803	—
*,3	Sistema PJSFC	903,430	—
[3]	Severstal PAO PJSC	28,686	—
[3]	Surgutneftegas PJSC Preference Shares	2,513,070	—
*,3	PhosAgro PJSC GDR	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.5%)
	Saudi National Bank	1,243,256	16,317
[2]	Saudi Arabian Oil Co.	1,595,946	15,383
	Shares	Market Value• ($000)
Saudi Basic Industries Corp.	514,006	12,718
Saudi Telecom Co.	1,023,329	12,317
Riyad Bank	837,461	6,754
Saudi British Bank	570,682	5,541
SABIC Agri-Nutrients Co.	133,747	4,809
Alinma Bank	559,026	4,759
Banque Saudi Fransi	336,649	3,493
Arab National Bank	384,811	2,822
Sahara International Petrochemical Co.	201,309	2,099
Yanbu National Petrochemical Co.	160,044	1,922
Jarir Marketing Co.	33,902	1,479
Saudi Industrial Investment Group	210,174	1,433
Bank Al-Jazira	227,474	1,190
Saudi Investment Bank	270,809	1,189
Abdullah Al Othaim Markets Co.	25,387	973
Advanced Petrochemical Co.	69,643	889
Saudi Cement Co.	43,273	651
Saudia Dairy & Foodstuff Co.	8,216	611
Southern Province Cement Co.	42,377	596
Arabian Centres Co. Ltd.	89,087	517
United Electronics Co.	23,920	491
Qassim Cement Co.	26,648	490
Yanbu Cement Co.	44,557	427
		99,870
Singapore (1.5%)
DBS Group Holdings Ltd.	1,031,178	25,480
Oversea-Chinese Banking Corp. Ltd.	2,005,000	18,969
United Overseas Bank Ltd.	734,145	15,592
Singapore Telecommunications Ltd.	4,238,088	8,122
Capitaland Investment Ltd.	1,437,700	4,024
Keppel Corp. Ltd.	794,912	3,691
Wilmar International Ltd.	1,181,400	3,490
Singapore Exchange Ltd.	463,232	3,334
Genting Singapore Ltd.	3,337,200	2,839
Singapore Technologies Engineering Ltd.	881,800	2,401
Venture Corp. Ltd.	151,100	1,930
Jardine Cycle & Carriage Ltd.	57,800	1,472
NetLink NBN Trust	1,719,800	1,129
ComfortDelGro Corp. Ltd.	1,228,200	1,100
Olam Group Ltd.	670,600	809
Hutchison Port Holdings Trust Class U	2,795,100	530
StarHub Ltd.	273,500	205
CapitaLand Ascott Trust	81,967	67

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Singapore Telecommunications Ltd. (XSES)	8,800	17
			95,201
South Africa (1.2%)
	FirstRand Ltd.	2,836,096	9,995
	Gold Fields Ltd.	500,003	7,792
	Standard Bank Group Ltd.	761,168	7,137
	Absa Group Ltd.	472,411	4,596
	Impala Platinum Holdings Ltd.	465,849	4,535
	Sasol Ltd.	322,644	4,202
	Sibanye Stillwater Ltd.	1,623,375	3,589
	Shoprite Holdings Ltd.	277,352	3,385
	Sanlam Ltd.	996,397	3,076
	Nedbank Group Ltd.	235,807	2,724
	Bidvest Group Ltd.	193,565	2,652
	Vodacom Group Ltd.	335,308	2,298
	Anglo American Platinum Ltd.	32,433	1,923
	Woolworths Holdings Ltd.	533,088	1,898
	Old Mutual Ltd. (XZIM)	2,531,584	1,610
	NEPI Rockcastle NV	257,100	1,552
[1]	Exxaro Resources Ltd.	136,820	1,438
	Mr Price Group Ltd.	142,822	1,175
	Multichoice Group	165,812	1,037
	Tiger Brands Ltd.	91,153	988
	Foschini Group Ltd.	180,777	937
	Life Healthcare Group Holdings Ltd.	802,138	910
	Outsurance Group Ltd.	472,964	901
	Investec Ltd.	158,422	871
	Kumba Iron Ore Ltd.	32,438	789
	Netcare Ltd.	864,218	755
	African Rainbow Minerals Ltd.	59,543	748
	Momentum Metropolitan Holdings	709,640	719
	Sappi Ltd.	307,197	699
	AVI Ltd.	186,775	697
	Pick n Pay Stores Ltd.	201,210	477
	Santam Ltd.	22,595	351
	Royal Bafokeng Platinum Ltd.	38,794	304
			76,760
South Korea (1.6%)
	POSCO Holdings Inc.	42,463	12,017
	Hyundai Motor Co.	71,444	10,583
	Kia Corp.	145,803	9,234
	KB Financial Group Inc.	219,721	8,155
	Shinhan Financial Group Co. Ltd.	281,980	7,382
	Hana Financial Group Inc.	163,142	5,127
	KT&G Corp.	60,663	3,887
	LG Corp.	49,131	3,216
	Woori Financial Group Inc.	362,855	3,191
	Samsung Fire & Marine Insurance Co. Ltd.	17,306	2,911
	HMM Co. Ltd.	167,222	2,561
	SK Inc.	20,597	2,512
	Hyundai Motor Co. Preference Shares	28,877	2,292
	Shares	Market Value• ($000)
Samsung Life Insurance Co. Ltd.	42,415	2,103
Korea Zinc Co. Ltd.	5,402	2,076
DB Insurance Co. Ltd.	25,910	1,629
Hyundai Motor Co. Preference Shares (XKRX)	18,099	1,501
LG Display Co. Ltd.	125,890	1,403
S-Oil Corp.	23,561	1,320
LG Chem Ltd. Preference Shares	4,459	1,305
HD Hyundai Co. Ltd.	29,032	1,287
Industrial Bank of Korea	142,017	1,070
LG Uplus Corp.	124,471	1,027
Kumho Petrochemical Co. Ltd.	9,257	947
Hyundai Marine & Fire Insurance Co. Ltd.	33,688	946
Samsung Securities Co. Ltd.	36,197	919
Korea Investment Holdings Co. Ltd.	21,487	888
GS Holdings Corp.	28,665	852
Fila Holdings Corp.	30,567	840
BNK Financial Group Inc.	157,605	784
Hanon Systems	95,566	657
Mirae Asset Securities Co. Ltd.	122,423	636
GS Engineering & Construction Corp.	36,211	588
NH Investment & Securities Co. Ltd.	79,586	557
Posco International Corp.	27,005	543
Cheil Worldwide Inc.	39,145	542
Doosan Bobcat Inc.	12,756	489
DL E&C Co. Ltd.	18,163	480
GS Retail Co. Ltd.	23,008	458
Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,632	454
DGB Financial Group Inc.	87,894	451
LOTTE Fine Chemical Co. Ltd.	9,541	438
S-1 Corp.	9,692	423
Samsung Card Co. Ltd.	16,454	367
Lotte Shopping Co. Ltd.	6,043	361
KEPCO Plant Service & Engineering Co. Ltd.	12,771	342
Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	111,672	307
Korea Gas Corp.	14,613	293
DL Holdings Co. Ltd.	7,527	279
Lotte Corp.	13,296	279
SSANGYONG C&E Co. Ltd.	63,265	277
LG H&H Co. Ltd. Preference Shares	1,378	276
SK Telecom Co. Ltd.	7,667	273
SK Chemicals Co. Ltd.	5,065	271
SD Biosensor Inc.	16,839	263
Hanwha Corp. Preference Shares	11,497	124

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	CJ CheilJedang Corp. Preference Shares	652	71
			104,464
Spain (2.7%)
	Iberdrola SA (XMAD)	3,404,302	44,113
	Banco Santander SA	9,334,361	32,792
	Banco Bilbao Vizcaya Argentaria SA	3,431,205	25,120
	Industria de Diseno Textil SA	598,858	20,587
	Telefonica SA	2,863,807	13,008
	Repsol SA	725,842	10,662
	CaixaBank SA	2,185,965	8,092
	Red Electrica Corp. SA	255,019	4,637
	Endesa SA	180,451	4,048
	ACS Actividades de Construccion y Servicios SA	116,896	4,019
	Enagas SA	145,125	2,906
	Naturgy Energy Group SA	83,710	2,606
	Bankinter SA	385,529	2,280
	Mapfre SA	568,337	1,138
			176,008
Sweden (1.4%)
	Volvo AB Class B	861,487	17,713
	Skandinaviska Enskilda Banken AB Class A	934,663	10,628
	Swedbank AB Class A	574,742	9,987
	Telefonaktiebolaget LM Ericsson Class B	1,718,065	9,459
	Svenska Handelsbanken AB Class A	841,111	7,435
	Boliden AB	156,590	5,596
	H & M Hennes & Mauritz AB Class B	374,118	5,485
	SKF AB Class B	221,492	4,012
	Telia Co. AB	1,401,481	3,902
	SSAB AB Class B	506,883	3,426
	Skanska AB Class B	204,091	3,338
	Tele2 AB Class B	313,775	3,334
	Securitas AB Class B	280,278	2,512
	Electrolux AB Class B	122,607	1,849
[1]	Svenska Handelsbanken AB Class B	28,995	319
	Skandinaviska Enskilda Banken AB Class C	13,248	169
	Telefonaktiebolaget LM Ericsson Class A	20,757	127
	SSAB AB Class A	13,756	98
			89,389
Switzerland (6.0%)
	Roche Holding AG	386,926	121,162
	Novartis AG (Registered)	1,136,819	116,290
	Zurich Insurance Group AG	84,669	41,060
	Holcim AG	310,723	20,530
	Swiss Re AG	164,221	16,538
	Partners Group Holding AG	12,838	12,462
*	Swiss Life Holding AG (Registered)	17,392	11,480
	Swisscom AG (Registered)	14,464	9,930
	Shares	Market Value• ($000)
Julius Baer Group Ltd.	120,293	8,620
SGS SA (Registered)	83,165	7,526
Baloise Holding AG (Registered)	25,868	4,330
Swiss Prime Site AG (Registered)	43,063	3,898
Roche Holding AG (Bearer)	9,611	3,252
Adecco Group AG (Registered)	89,702	3,086
PSP Swiss Property AG (Registered)	26,066	3,070
Helvetia Holding AG (Registered)	19,565	2,927
Banque Cantonale Vaudoise (Registered)	16,084	1,692
		387,853
Taiwan (4.2%)
Hon Hai Precision Industry Co. Ltd.	6,813,000	23,216
MediaTek Inc.	849,000	18,460
United Microelectronics Corp.	6,666,000	10,721
Chunghwa Telecom Co. Ltd.	2,159,000	8,934
Nan Ya Plastics Corp.	3,205,000	8,146
Fubon Financial Holding Co. Ltd.	4,203,770	8,096
CTBC Financial Holding Co. Ltd.	10,344,120	7,625
Cathay Financial Holding Co. Ltd.	5,255,973	7,282
Mega Financial Holding Co. Ltd.	6,362,525	7,059
China Steel Corp.	6,989,000	6,629
Uni-President Enterprises Corp.	2,715,000	6,509
Formosa Plastics Corp.	2,116,879	6,476
Chailease Holding Co. Ltd.	784,893	5,716
First Financial Holding Co. Ltd.	5,931,739	5,239
Yuanta Financial Holding Co. Ltd.	6,810,690	5,013
Taiwan Cooperative Financial Holding Co. Ltd.	5,744,200	5,007
ASE Technology Holding Co. Ltd.	1,510,171	4,965
Taiwan Cement Corp. (XTAI)	3,596,119	4,537
Novatek Microelectronics Corp.	326,000	4,457
Formosa Chemicals & Fibre Corp.	1,943,000	4,360
Quanta Computer Inc.	1,510,000	4,228
Hua Nan Financial Holdings Co. Ltd.	5,784,046	4,130
China Development Financial Holding Corp.	9,040,000	3,866
Largan Precision Co. Ltd.	58,000	3,808
Asustek Computer Inc.	403,268	3,717
Taishin Financial Holding Co. Ltd.	6,487,788	3,660

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Yageo Corp.	222,613	3,609
Sinopac Holdings Co.	6,499,192	3,537
Unimicron Technology Corp.	721,000	3,426
Taiwan Mobile Co. Ltd.	991,000	3,339
Shanghai Commercial & Savings Bank Ltd.	2,133,677	3,227
Realtek Semiconductor Corp.	272,000	3,190
E Ink Holdings Inc.	507,000	3,159
Evergreen Marine Corp. Taiwan Ltd.	575,800	3,041
Accton Technology Corp.	299,000	2,921
Lite-On Technology Corp. ADR	1,200,194	2,875
President Chain Store Corp.	321,000	2,828
Pegatron Corp.	1,167,000	2,663
Wistron Corp.	1,637,656	2,482
Far EasTone Telecommunications Co. Ltd.	917,000	2,356
Far Eastern New Century Corp.	2,252,000	2,341
Catcher Technology Co. Ltd.	390,672	2,305
Formosa Petrochemical Corp.	787,000	2,227
AU Optronics Corp.	3,934,000	2,185
Shin Kong Financial Holdings Co. Ltd.	7,760,000	2,121
Asia Cement Corp.	1,397,000	2,001
Globalwafers Co. Ltd.	124,000	1,949
Wiwynn Corp.	50,000	1,903
Micro-Star International Co. Ltd.	398,000	1,892
Compal Electronics Inc.	2,393,000	1,867
Inventec Corp.	1,686,994	1,820
Eclat Textile Co. Ltd.	113,200	1,803
Acer Inc.	1,632,000	1,610
Pou Chen Corp.	1,540,000	1,595
Teco Electric and Machinery Co. Ltd.	1,087,000	1,565
Feng TAY Enterprise Co. Ltd.	246,280	1,532
Synnex Technology International Corp.	752,000	1,517
ASE Technology Holding Co. Ltd. ADR	217,917	1,495
Vanguard International Semiconductor Corp.	519,500	1,472
Sino-American Silicon Products Inc.	298,000	1,436
Zhen Ding Technology Holding Ltd.	365,000	1,330
Cheng Shin Rubber Industry Co. Ltd.	1,069,994	1,319
Taiwan High Speed Rail Corp.	1,152,000	1,165
Powertech Technology Inc.	387,000	1,159
Foxconn Technology Co. Ltd.	628,190	1,105
Chicony Electronics Co. Ltd.	348,370	1,101
Giant Manufacturing Co. Ltd.	180,967	1,085
	Shares	Market Value• ($000)
Nan Ya Printed Circuit Board Corp.	119,000	1,071
Nien Made Enterprise Co. Ltd.	78,000	859
Taiwan Fertilizer Co. Ltd.	437,000	841
Yulon Motor Co. Ltd.	320,000	841
Taiwan Glass Industry Corp.	983,000	651
Taiwan Secom Co. Ltd.	164,000	579
Formosa Taffeta Co. Ltd.	585,000	539
Transcend Information Inc.	174,000	402
Formosa Sumco Technology Corp.	38,000	185
		275,377
Thailand (0.7%)
PTT PCL	8,121,700	7,393
Advanced Info Service PCL	634,304	3,982
PTT Exploration & Production PCL	812,030	3,533
Siam Cement PCL (Registered)	330,750	3,048
SCB X PCL Foreign	971,800	2,956
Kasikornbank PCL NVDR	714,200	2,622
Krung Thai Bank PCL	3,568,400	1,886
Charoen Pokphand Foods PCL	2,730,000	1,625
PTT Global Chemical PCL	1,176,099	1,435
Bangkok Bank PCL (Registered)	280,100	1,292
Land & Houses PCL (Registered)	4,481,100	1,288
Banpu PCL (Registered)	4,317,850	1,155
TMBThanachart Bank PCL	25,442,500	1,084
BTS Group Holdings PCL	4,712,000	1,065
Indorama Ventures PCL	1,013,300	1,012
Thai Oil PCL	648,140	887
Ratch Group PCL	709,250	785
Intouch Holdings PCL Class F	349,541	770
Siam Cement PCL NDVR	79,400	732
Electricity Generating PCL	151,800	697
Thai Union Group PCL Class F	1,575,600	638
Osotspa PCL	736,300	637
Srisawad Corp. PCL	350,800	573
Kasikornbank PCL	147,500	542
Bangkok Bank PCL NVDR	95,700	441
IRPC PCL	5,548,800	385
Intouch Holdings PCL NVDR	153,800	339
Siam City Cement PCL	57,232	226
Sri Trang Gloves Thailand PCL	465,800	124
Land & Houses PCL NVDR	252,900	73
		43,225

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Turkey (0.2%)
	BIM Birlesik Magazalar A/S	255,468	2,053
	KOC Holding A/S	480,748	1,872
	Akbank TAS	1,747,643	1,445
*	Eregli Demir ve Celik Fabrikalari TAS	769,618	1,313
	Haci Omer Sabanci Holding A/S	601,180	1,182
	Turkcell Iletisim Hizmetleri A/S	672,187	1,145
	Ford Otomotiv Sanayi A/S	36,275	1,003
	Turkiye Is Bankasi A/S Class C	1,733,296	966
	Yapi ve Kredi Bankasi A/S	1,553,323	758
	Tofas Turk Otomobil Fabrikasi A/S	68,902	680
	Turkiye Garanti Bankasi A/S	356,844	503
	Coca-Cola Icecek A/S	40,142	486
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	100,724	326
*	Turk Telekomunikasyon A/S	290,512	243
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	37,825	204
	Turk Traktor ve Ziraat Makineleri A/S	7,059	203
	Dogus Otomotiv Servis ve Ticaret A/S	29,533	186
[2]	Enerjisa Enerji A/S	125,314	180
*	Otokar Otomotiv Ve Savunma Sanayi A/S	4,010	173
*	Iskenderun Demir ve Celik A/S	91,742	141
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	155,588	85
	Aygaz A/S	25,217	84
			15,231
United Arab Emirates (0.5%)
	First Abu Dhabi Bank PJSC	2,514,775	9,724
	Abu Dhabi Commercial Bank PJSC	1,667,363	4,006
	Aldar Properties PJSC	2,011,147	2,966
	Dubai Islamic Bank PJSC	1,681,069	2,550
	Abu Dhabi Islamic Bank PJSC	812,040	2,516
	Dubai Electricity & Water Authority PJSC	2,973,112	2,009
	Abu Dhabi National Oil Co. for Distribution PJSC	1,663,690	1,990
	ADNOC Drilling Co. PJSC	943,457	1,103
	Dubai Investments PJSC	1,240,500	830
	Borouge plc	1,028,337	740
	Fertiglobe plc	692,068	725
	Air Arabia PJSC	1,206,251	721
	Dana Gas PJSC	2,029,122	495
	Aramex PJSC	445,798	397
			30,772
		Shares	Market Value• ($000)
United Kingdom (13.0%)
	Shell plc (XLON)	3,977,088	122,209
	HSBC Holdings plc	11,494,933	82,848
	BP plc	10,106,200	67,802
	Unilever plc (XLON)	1,153,574	64,233
	British American Tobacco plc	1,279,408	47,269
	Glencore plc	7,208,591	42,550
	GSK plc	2,280,695	41,128
	Rio Tinto plc	620,960	39,476
	National Grid plc	2,082,900	29,864
	Lloyds Banking Group plc	38,357,771	23,303
	BAE Systems plc	1,749,255	22,285
	Anglo American plc	689,613	21,250
	Barclays plc	9,002,861	18,135
	Vodafone Group plc	13,441,857	16,145
	Unilever plc	279,987	15,595
	Tesco plc	4,131,812	14,608
	SSE plc	617,760	14,254
	Imperial Brands plc	527,977	13,070
	3i Group plc	544,110	12,106
	NatWest Group plc	3,078,032	10,139
	Legal & General Group plc	3,391,982	10,008
	Aviva plc Class B	1,603,275	8,536
	BT Group plc	3,985,575	7,960
	WPP plc	593,679	6,919
	Smurfit Kappa Group plc	149,033	5,522
	United Utilities Group plc	393,531	5,346
	Severn Trent plc	144,817	5,334
	Centrica plc	3,306,137	4,751
	Admiral Group plc	162,729	4,730
	St. James's Place plc	307,132	4,671
	Mondi plc (XLON)	283,013	4,510
	Kingfisher plc	1,168,748	3,788
	Barratt Developments plc	572,517	3,602
	DCC plc	56,160	3,494
	Coca-Cola HBC AG	113,449	3,463
	J Sainsbury plc	981,097	3,409
	Berkeley Group Holdings plc	60,389	3,380
	Taylor Wimpey plc	2,027,463	3,272
	B&M European Value Retail SA	529,327	3,196
	Phoenix Group Holdings plc	427,997	3,189
	M&G plc	1,226,793	3,171
	Schroders plc	492,320	3,015
	Abrdn plc	1,117,357	2,994
	Persimmon plc	180,555	2,988
	DS Smith plc	741,925	2,897
	Endeavour Mining plc	103,694	2,682
	Intermediate Capital Group plc	158,589	2,604
	Johnson Matthey plc	103,917	2,567
	Hargreaves Lansdown plc	220,116	2,229
	ITV plc	2,146,699	2,185
[2]	Airtel Africa plc	602,785	910
*,3	Evraz plc	193,110	—
			845,591
Total Common Stocks (Cost $6,253,164)			6,446,695

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.853% (Cost $132,699)	1,327,041	132,691
Total Investments (101.3%) (Cost $6,385,863)			6,579,386
Other Assets and Liabilities—Net (-1.3%)			(85,841)
Net Assets (100%)			6,493,545
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $125,473,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $71,953,000, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $132,650,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2023	370	39,768	1,629
MSCI Emerging Markets Index	June 2023	217	10,679	140
				1,769

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/21/23	AUD	4,706	USD	3,164	—	(43)
State Street Bank & Trust Co.	6/21/23	CAD	9,000	USD	6,688	—	(38)
Bank of America, N.A.	6/21/23	JPY	27,139	USD	201	—	(1)
State Street Bank & Trust Co.	6/21/23	USD	5,308	AUD	8,000	2	—
Bank of America, N.A.	6/21/23	USD	6	AUD	9	—	—
Goldman Sachs International	6/21/23	USD	3,098	BRL	16,335	—	(145)

International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/21/23	USD	8,664	CAD	11,720	4	—
State Street Bank & Trust Co.	6/21/23	USD	6,039	CHF	5,600	—	(264)
Bank of America, N.A.	6/21/23	USD	7,372	EUR	6,677	—	(7)
State Street Bank & Trust Co.	6/21/23	USD	3,492	EUR	3,258	—	(108)
State Street Bank & Trust Co.	6/21/23	USD	4,560	GBP	3,720	—	(121)
Bank of Montreal	6/21/23	USD	1,454	GBP	1,212	—	(71)
Goldman Sachs International	6/21/23	USD	691	HKD	5,401	1	—
Bank of America, N.A.	6/21/23	USD	12,544	JPY	1,642,460	393	—
BNP Paribas	6/21/23	USD	1,327	TWD	40,457	3	—
						403	(798)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,253,164)	6,446,695
Affiliated Issuers (Cost $132,699)	132,691
Total Investments in Securities	6,579,386
Investment in Vanguard	216
Cash	4,243
Cash Collateral Pledged—Futures Contracts	1,500
Cash Collateral Pledged—Forward Currency Contracts	600
Foreign Currency, at Value (Cost $3,165)	2,864
Receivables for Accrued Income	43,946
Receivables for Capital Shares Issued	97
Variation Margin Receivable—Futures Contracts	15
Unrealized Appreciation—Forward Currency Contracts	403
Total Assets	6,633,270
Liabilities
Payables for Investment Securities Purchased	4,645
Collateral for Securities on Loan	132,650
Payables for Capital Shares Redeemed	32
Payables to Vanguard	681
Unrealized Depreciation—Forward Currency Contracts	798
Deferred Foreign Capital Gains Taxes	919
Total Liabilities	139,725
Net Assets	6,493,545
1 Includes $125,473,000 of securities on loan.
At April 30, 2023, net assets consisted of:

Paid-in Capital	6,377,068
Total Distributable Earnings (Loss)	116,477
Net Assets	6,493,545

ETF Shares—Net Assets
Applicable to 94,515,936 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,040,737
Net Asset Value Per Share—ETF Shares	$63.91

Admiral Shares—Net Assets
Applicable to 14,615,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	452,808
Net Asset Value Per Share—Admiral Shares	$30.98

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	128,468
Interest[2]	167
Securities Lending—Net	542
Total Income	129,177
Expenses
The Vanguard Group—Note B
Investment Advisory Services	206
Management and Administrative—ETF Shares	4,889
Management and Administrative—Admiral Shares	419
Marketing and Distribution—ETF Shares	149
Marketing and Distribution—Admiral Shares	12
Custodian Fees	515
Shareholders’ Reports—ETF Shares	127
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	1
Other Expenses	19
Total Expenses	6,342
Expenses Paid Indirectly	(73)
Net Expenses	6,269
Net Investment Income	122,908
Realized Net Gain (Loss)
Investment Securities Sold[2]	(44,653)
Futures Contracts	4,323
Forward Currency Contracts	(557)
Foreign Currencies	1,651
Realized Net Gain (Loss)	(39,236)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	833,909
Futures Contracts	1,320
Forward Currency Contracts	(1,188)
Foreign Currencies	464
Change in Unrealized Appreciation (Depreciation)	834,505
Net Increase (Decrease) in Net Assets Resulting from Operations	918,177
1	Dividends are net of foreign withholding taxes of $13,649,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $139,000, $21,000, less than $1,000, and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $525,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,908	215,954
Realized Net Gain (Loss)	(39,236)	(22,768)
Change in Unrealized Appreciation (Depreciation)	834,505	(919,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	918,177	(726,696)
Distributions
ETF Shares	(83,414)	(187,355)
Admiral Shares	(7,325)	(20,245)
Total Distributions	(90,739)	(207,600)
Capital Share Transactions
ETF Shares	1,084,226	1,981,919
Admiral Shares	(35,791)	114,673
Net Increase (Decrease) from Capital Share Transactions	1,048,435	2,096,592
Total Increase (Decrease)	1,875,873	1,162,296
Net Assets
Beginning of Period	4,617,672	3,455,376
End of Period	6,493,545	4,617,672

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$54.67	$67.77	$50.47	$61.27	$58.85	$65.69
Investment Operations
Net Investment Income[1]	1.318	3.259	2.824	2.076	2.746	2.639
Net Realized and Unrealized Gain (Loss) on Investments[2]	8.903	(13.260)	16.986	(10.944)	2.302	(7.097)
Total from Investment Operations	10.221	(10.001)	19.810	(8.868)	5.048	(4.458)
Distributions
Dividends from Net Investment Income	(.981)	(3.099)	(2.510)	(1.932)	(2.628)	(2.382)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.981)	(3.099)	(2.510)	(1.932)	(2.628)	(2.382)
Net Asset Value, End of Period	$63.91	$54.67	$67.77	$50.47	$61.27	$58.85
Total Return	18.86%	-15.16%	39.55%	-14.55%	8.87%	-7.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,041	$4,198	$3,061	$1,325	$1,264	$889
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.22%[3]	0.22%	0.28%[3]	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.31%	5.24%	4.29%	3.81%	4.59%	4.06%
Portfolio Turnover Rate[4]	6%	16%	18%	20%	15%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.00, $0.01, $0.00, $0.03, $0.01, and $0.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.22%, 0.22% and 0.27%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.51	$32.85	$24.45	$29.69	$28.52	$31.83
Investment Operations
Net Investment Income[1]	.619	1.559	1.329	1.034	1.322	1.264
Net Realized and Unrealized Gain (Loss) on Investments[2]	4.325	(6.398)	8.286	(5.336)	1.120	(3.423)
Total from Investment Operations	4.944	(4.839)	9.615	(4.302)	2.442	(2.159)
Distributions
Dividends from Net Investment Income	(.474)	(1.501)	(1.215)	(.938)	(1.272)	(1.151)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.474)	(1.501)	(1.215)	(.938)	(1.272)	(1.151)
Net Asset Value, End of Period	$30.98	$26.51	$32.85	$24.45	$29.69	$28.52
Total Return[3]	18.82%	-15.11%	39.59%	-14.59%	8.83%	-7.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$453	$420	$395	$267	$199	$181
Ratio of Total Expenses to Average Net Assets	0.22%[4]	0.22%[4]	0.22%	0.28%[4]	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.19%	5.15%	4.19%	3.99%	4.57%	4.06%
Portfolio Turnover Rate[5]	6%	16%	18%	20%	15%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.00, $0.00, $0.00, $0.01, $0.01, and $0.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.22%, 0.22% and 0.27%, respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

International High Dividend Yield Index Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International High Dividend Yield Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

International High Dividend Yield Index Fund
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $216,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $73,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

International High Dividend Yield Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	735,266	18,529	—	753,795
Common Stocks—Other	4,091	5,688,330	479	5,692,900
Temporary Cash Investments	132,691	—	—	132,691
Total	872,048	5,706,859	479	6,579,386
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,769	—	—	1,769
Forward Currency Contracts	—	403	—	403
Total	1,769	403	—	2,172
Liabilities
Forward Currency Contracts	—	798	—	798
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,769	—	1,769
Unrealized Appreciation—Forward Currency Contracts	—	403	403
Total Assets	1,769	403	2,172

Unrealized Depreciation—Forward Currency Contracts	—	798	798
Total Liabilities	—	798	798
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International High Dividend Yield Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	4,323	—	4,323
Forward Currency Contracts	—	(557)	(557)
Realized Net Gain (Loss) on Derivatives	4,323	(557)	3,766
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,320	—	1,320
Forward Currency Contracts	—	(1,188)	(1,188)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,320	(1,188)	132
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,407,814
Gross Unrealized Appreciation	542,099
Gross Unrealized Depreciation	(369,153)
Net Unrealized Appreciation (Depreciation)	172,946
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $78,299,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $1,420,715,000 of investment securities and sold $358,366,000 of investment securities, other than temporary cash investments. Purchases and sales include $813,532,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

International High Dividend Yield Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,084,226	17,732	2,022,275	32,224
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(40,356)	(600)
Net Increase (Decrease)—ETF Shares	1,084,226	17,732	1,981,919	31,624
Admiral Shares
Issued[1]	47,153	1,591	184,464	6,153
Issued in Lieu of Cash Distributions	4,493	158	11,257	386
Redeemed[2]	(87,437)	(2,963)	(81,048)	(2,728)
Net Increase (Decrease)—Admiral Shares	(35,791)	(1,214)	114,673	3,811
1	Includes purchase fees for fiscal 2023 and 2022 of $117,000 and $643,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2023 and 2022 of $69,000 and $174,000, respectively (fund totals).
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2023, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered each fund’s performance since their inception in 2016, including any periods of outperformance or underperformance compared with its respective target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost
The board concluded that the funds’ expense ratios were below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also below their peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q20152 062023

Semiannual Report  |  April 30, 2023
Vanguard Advice Select Global Value Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Advice Select Global Value Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,147.30	$2.24
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.71	2.11
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.42%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Advice Select Global Value Fund
Fund Allocation
As of April 30, 2023

United States	52.1%
Japan	9.0
United Kingdom	8.5
France	4.0
Spain	3.6
Ireland	3.4
Hong Kong	3.3
China	2.8
South Korea	2.4
Netherlands	2.0
Canada	1.5
Switzerland	1.4
Sweden	1.2
Belgium	1.0
Norway	1.0
Other	2.8
The table reflects the fund’s investments, except for short-term investments.
3

Advice Select Global Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Belgium (1.0%)
	UCB SA	69,604	6,470
Brazil (0.5%)
	Banco Bradesco SA ADR	1,103,033	3,089
Canada (1.4%)
	Canadian Natural Resources Ltd.	150,324	9,165
China (2.8%)
*,1	China Tourism Group Duty Free Corp. Ltd. Class H	194,498	4,161
	Ping An Insurance Group Co. of China Ltd. Class H	527,127	3,846
*	Trip.com Group Ltd.	99,701	3,545
	Haier Smart Home Co. Ltd. Class H	1,057,624	3,447
[1]	CSC Financial Co. Ltd. Class H	2,840,048	2,891
			17,890
Denmark (0.7%)
*	Genmab A/S	9,976	4,100
France (3.9%)
	Airbus SE	85,464	11,968
	Engie SA	386,029	6,178
	Capgemini SE	25,561	4,661
	Nexity SA	82,727	2,171
			24,978
Hong Kong (3.3%)
	Techtronic Industries Co. Ltd.	662,175	7,164
*	Sands China Ltd.	1,919,175	6,873
	CK Asset Holdings Ltd.	711,906	4,210
[1]	WH Group Ltd.	4,716,846	2,626
			20,873
India (0.8%)
	Genpact Ltd.	114,349	5,094
Ireland (3.4%)
	Bank of Ireland Group plc	833,858	8,640
		Shares	Market Value• ($000)
	CRH plc	135,425	6,572
*	Ryanair Holdings plc ADR	63,487	6,069
			21,281
Italy (0.8%)
	Banca Generali SpA	158,617	5,266
Japan (8.9%)
	Chugai Pharmaceutical Co. Ltd.	305,760	7,890
	T&D Holdings Inc.	635,376	7,781
	Nippon Telegraph & Telephone Corp.	227,100	6,930
	Asahi Group Holdings Ltd.	151,762	5,863
	MatsukiyoCocokara & Co.	97,142	5,202
	Dai-ichi Life Holdings Inc.	260,410	4,844
	MINEBEA MITSUMI Inc.	217,600	4,030
	Nabtesco Corp.	152,307	3,671
	THK Co. Ltd.	146,700	3,291
	TOTO Ltd.	87,540	2,994
	Z Holdings Corp.	1,000,560	2,741
	SUMCO Corp.	80,989	1,115
			56,352
Netherlands (2.0%)
*	AerCap Holdings NV	116,199	6,549
	Aegon NV	1,288,115	5,877
			12,426
Norway (0.9%)
	Equinor ASA ADR	208,281	5,986
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
South Korea (2.4%)
	Samsung Electronics Co. Ltd. GDR	6,887	7,198
	LG Chem Ltd.	10,238	5,687
	Kangwon Land Inc.	165,995	2,351
			15,236
Spain (3.6%)
	Iberdrola SA (XMAD)	932,407	12,082
4

Advice Select Global Value Fund
		Shares	Market Value• ($000)
[1]	Cellnex Telecom SA	142,423	5,997
	Almirall SA	455,844	4,666
			22,745
Sweden (1.2%)
	Sandvik AB	381,414	7,769
Switzerland (1.3%)
	Novartis AG ADR	83,098	8,524
United Kingdom (8.4%)
	Unilever plc	209,832	11,684
	Rio Tinto plc	124,472	7,913
	AstraZeneca plc	51,944	7,644
	B&M European Value Retail SA	1,143,100	6,901
	Haleon plc	1,551,661	6,822
	Rentokil Initial plc	586,623	4,670
	Mondi plc	277,603	4,424
	Admiral Group plc	113,634	3,303
			53,361
United States (51.4%)
*	Alphabet Inc. Class A	177,627	19,067
	Microsoft Corp.	34,810	10,696
	QUALCOMM Inc.	87,530	10,224
	Pfizer Inc.	253,031	9,840
	Allstate Corp.	80,520	9,321
	Schlumberger NV	188,132	9,284
	Halliburton Co.	265,169	8,684
	Micron Technology Inc.	126,750	8,158
	NXP Semiconductors NV	49,453	8,097
	Extra Space Storage Inc.	50,568	7,688
	Voya Financial Inc.	99,303	7,595
	Westinghouse Air Brake Technologies Corp.	76,508	7,473
	Tyson Foods Inc. Class A	118,709	7,418
	Knight-Swift Transportation Holdings Inc. Class A	130,600	7,355
	American Tower Corp.	35,493	7,254
*	Centene Corp.	100,844	6,951
	American International Group Inc.	125,114	6,636
*	Dollar Tree Inc.	43,035	6,615
	MetLife Inc.	107,443	6,590
	Exelon Corp.	155,101	6,583
	Equinix Inc.	9,068	6,566
	UDR Inc.	158,071	6,533
	PPG Industries Inc.	45,759	6,418
*	GoDaddy Inc. Class A	83,737	6,337
	Reliance Steel & Aluminum Co.	25,457	6,308
	Quest Diagnostics Inc.	44,948	6,239
	Seagate Technology Holdings plc	99,777	5,864
	Teleflex Inc.	21,261	5,794
	Leidos Holdings Inc.	61,276	5,715
	Charles Schwab Corp.	107,857	5,634
		Shares	Market Value• ($000)
	FMC Corp.	45,531	5,627
	M&T Bank Corp.	43,314	5,449
*	F5 Inc.	39,328	5,284
*	FleetCor Technologies Inc.	24,566	5,255
	DENTSPLY SIRONA Inc.	124,374	5,215
	AES Corp.	212,071	5,018
*	United Therapeutics Corp.	20,929	4,816
	Humana Inc.	8,822	4,680
	Electronic Arts Inc.	36,756	4,678
	Raymond James Financial Inc.	50,385	4,561
*	Avantor Inc.	225,091	4,385
*	Salesforce Inc.	21,250	4,215
	Globe Life Inc.	38,469	4,175
*	CarMax Inc.	57,321	4,014
*	Match Group Inc.	107,859	3,980
*	Charter Communications Inc. Class A	10,549	3,889
*	Airbnb Inc. Class A	32,486	3,888
	Keurig Dr Pepper Inc.	117,110	3,830
	Philip Morris International Inc.	36,770	3,676
	Cable One Inc.	4,796	3,637
*	Meta Platforms Inc. Class A	13,917	3,345
			326,554
Total Common Stocks (Cost $603,766)			627,159
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[3]	Vanguard Market Liquidity Fund, 4.853% (Cost $11,836)	118,383	11,837
Total Investments (100.5%) (Cost $615,602)			638,996
Other Assets and Liabilities—Net (-0.5%)			(3,423)
Net Assets (100%)			635,573
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $15,675,000, representing 2.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Global Value Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $603,766)	627,159
Affiliated Issuers (Cost $11,836)	11,837
Total Investments in Securities	638,996
Investment in Vanguard	21
Foreign Currency, at Value (Cost $328)	328
Receivables for Accrued Income	1,789
Receivables for Capital Shares Issued	2,304
Total Assets	643,438
Liabilities
Payables for Investment Securities Purchased	7,116
Payables for Capital Shares Redeemed	390
Payables to Investment Advisor	307
Payables to Vanguard	52
Total Liabilities	7,865
Net Assets	635,573
At April 30, 2023, net assets consisted of:

Paid-in Capital	601,857
Total Distributable Earnings (Loss)	33,716
Net Assets	635,573

Net Assets
Applicable to 25,970,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	635,573
Net Asset Value Per Share	$24.47
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Global Value Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	4,834
Interest[2]	217
Total Income	5,051
Expenses
Investment Advisory Fees—Note B
Basic Fee	473
Performance Adjustment	31
The Vanguard Group—Note C
Management and Administrative	396
Marketing and Distribution	14
Custodian Fees	46
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	972
Net Investment Income	4,079
Realized Net Gain (Loss)
Investment Securities Sold[2]	8,403
Foreign Currencies	4
Realized Net Gain (Loss)	8,407
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	39,739
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	39,739
Net Increase (Decrease) in Net Assets Resulting from Operations	52,225
1	Dividends are net of foreign withholding taxes of $403,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $217,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Global Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,079	1,615
Realized Net Gain (Loss)	8,407	(1,235)
Change in Unrealized Appreciation (Depreciation)	39,739	(16,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,225	(15,970)
Distributions
Total Distributions	(2,521)	(12)
Capital Share Transactions
Issued	299,343	341,698
Issued in Lieu of Cash Distributions	2,112	12
Redeemed	(26,630)	(14,684)
Net Increase (Decrease) from Capital Share Transactions	274,825	327,026
Total Increase (Decrease)	324,529	311,044
Net Assets
Beginning of Period	311,044	—
End of Period	635,573	311,044
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select Global Value Fund
Financial Highlights
	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$21.47	$25.00
Investment Operations
Net Investment Income[2]	.207	.313
Net Realized and Unrealized Gain (Loss) on Investments	2.943	(3.812)
Total from Investment Operations	3.150	(3.499)
Distributions
Dividends from Net Investment Income	(.138)	(.031)
Distributions from Realized Capital Gains	(.012)	—
Total Distributions	(.150)	(.031)
Net Asset Value, End of Period	$24.47	$21.47
Total Return[3]	14.73%	-14.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$636	$311
Ratio of Total Expenses to Average Net Assets	0.42%[4]	0.40%[5]
Ratio of Net Investment Income to Average Net Assets	1.70%	1.45%[5]
Portfolio Turnover Rate	32%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.01%.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Advice Select Global Value Fund
Notes to Financial Statements
Vanguard Advice Select Global Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
10

Advice Select Global Value Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp , beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI ACWI Value Index  since January 31, 2022. For the  six months ended April 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net increase of $31,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
11

Advice Select Global Value Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	338,808	—	—	338,808
Common Stocks—Other	32,222	256,129	—	288,351
Temporary Cash Investments	11,837	—	—	11,837
Total	382,867	256,129	—	638,996
E.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	617,068
Gross Unrealized Appreciation	49,338
Gross Unrealized Depreciation	(27,410)
Net Unrealized Appreciation (Depreciation)	21,928
F.  During the six months ended April 30, 2023, the fund purchased $421,331,000 of investment securities and sold $148,917,000 of investment securities, other than temporary cash investments.
12

Advice Select Global Value Fund
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
	Shares (000)	Shares (000)
Issued	12,503	15,146
Issued in Lieu of Cash Distributions	93	1
Redeemed	(1,113)	(660)
Net Increase (Decrease) in Shares Outstanding	11,483	14,487
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Advice Select Global Value Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined renewing the investment advisory arrangement was in the best interests of the fund and its prospective shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management utilizes a bottom-up, fundamentally driven approach to invest in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting their research-intensive approach. Wellington Management has managed the fund since its inception in 2021.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
14

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was below its peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select Global Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
16

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Vanguard Marketing Corporation, Distributor.
Q44362 062023

Semiannual Report  |  April 30, 2023
Vanguard Advice Select International Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Advice Select International Growth Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,266.40	$2.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.76	2.06
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Advice Select International Growth Fund
Fund Allocation
As of April 30, 2023

United States	28.0%
Netherlands	18.0
France	11.8
China	10.9
Germany	8.6
Sweden	7.5
Italy	4.5
Denmark	4.2
United Kingdom	2.9
Japan	2.0
Canada	1.6
The table reflects the fund’s investments, except for short-term investments.
3

Advice Select International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.9%)
Canada (1.6%)
*	Shopify Inc. Class A	146,546	7,100
China (10.7%)
*,1	Meituan Class B	1,182,050	20,202
	Tencent Holdings Ltd.	317,700	14,111
*	Alibaba Group Holding Ltd.	776,000	8,205
*	NIO Inc. ADR	585,878	4,611
			47,129
Denmark (4.2%)
*	Genmab A/S	44,442	18,264
France (11.5%)
	Hermes International	9,071	19,694
	Kering SA	30,576	19,580
	L'Oreal SA	24,007	11,473
			50,747
Germany (8.4%)
*,1	Delivery Hero SE	478,535	19,127
*,1	Zalando SE	435,980	17,932
			37,059
Italy (4.4%)
	Ferrari NV	69,836	19,460
Japan (1.9%)
	M3 Inc.	347,600	8,532
Netherlands (17.7%)
	ASML Holding NV	81,950	52,006
*,1	Adyen NV	16,007	25,721
			77,727
Sweden (7.3%)
*	Spotify Technology SA	132,565	17,710
	Atlas Copco AB Class B	606,596	7,781
*	Kinnevik AB Class B	412,958	6,784
			32,275
United Kingdom (2.8%)
*	Ocado Group plc	1,936,508	12,325
		Shares	Market Value• ($000)
United States (27.4%)
*	MercadoLibre Inc.	44,528	56,884
*	Moderna Inc.	150,515	20,002
	NVIDIA Corp.	55,071	15,282
*	Illumina Inc.	54,495	11,202
*	Tesla Inc.	59,101	9,711
*	SolarEdge Technologies Inc.	22,816	6,517
*	Ginkgo Bioworks Holdings Inc. Class A	897,944	1,095
			120,693
Total Common Stocks (Cost $403,544)			431,311
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[2]	Vanguard Market Liquidity Fund, 4.853% (Cost $10,586)	105,878	10,587
Total Investments (100.3%) (Cost $414,130)			441,898
Other Assets and Liabilities—Net (-0.3%)			(1,368)
Net Assets (100%)			440,530
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $82,982,000, representing 18.8% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select International Growth Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $403,544)	431,311
Affiliated Issuers (Cost $10,586)	10,587
Total Investments in Securities	441,898
Investment in Vanguard	15
Cash	72
Foreign Currency, at Value (Cost $99)	99
Receivables for Accrued Income	435
Receivables for Capital Shares Issued	1,641
Total Assets	444,160
Liabilities
Payables for Investment Securities Purchased	3,139
Payables for Capital Shares Redeemed	259
Payables to Investment Advisor	196
Payables to Vanguard	36
Total Liabilities	3,630
Net Assets	440,530
At April 30, 2023, net assets consisted of:

Paid-in Capital	415,773
Total Distributable Earnings (Loss)	24,757
Net Assets	440,530

Net Assets
Applicable to 27,500,738 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	440,530
Net Asset Value Per Share	$16.02
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select International Growth Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends[1]	829
Non-Cash Dividends	666
Interest[2]	169
Total Income	1,664
Expenses
Investment Advisory Fees—Note B
Basic Fee	357
Performance Adjustment	(14)
The Vanguard Group—Note C
Management and Administrative	264
Marketing and Distribution	10
Custodian Fees	35
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	664
Net Investment Income	1,000
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,405)
Foreign Currencies	(44)
Realized Net Gain (Loss)	(1,449)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	59,296
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	59,295
Net Increase (Decrease) in Net Assets Resulting from Operations	58,846
1	Dividends are net of foreign withholding taxes of $143,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $169,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
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Advice Select International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	1,000	(46)
Realized Net Gain (Loss)	(1,449)	(2,515)
Change in Unrealized Appreciation (Depreciation)	59,295	(31,528)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,846	(34,089)
Distributions
Total Distributions	—	—
Capital Share Transactions
Issued	205,820	239,368
Issued in Lieu of Cash Distributions	—	—
Redeemed	(19,847)	(9,568)
Net Increase (Decrease) from Capital Share Transactions	185,973	229,800
Total Increase (Decrease)	244,819	195,711
Net Assets
Beginning of Period	195,711	—
End of Period	440,530	195,711
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select International Growth Fund
Financial Highlights
	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$12.65	$25.00
Investment Operations
Net Investment Income (Loss)[2]	.048	(.009)
Net Realized and Unrealized Gain (Loss) on Investments	3.322	(12.341)
Total from Investment Operations	3.370	(12.350)
Distributions
Dividends from Net Investment Income	—	—
Distributions from Realized Capital Gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$16.02	$12.65
Total Return[3]	26.64%	-49.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$441	$196
Ratio of Total Expenses to Average Net Assets	0.41%[4]	0.42%[5]
Ratio of Net Investment Income to Average Net Assets	0.62%	(0.06%)[5]
Portfolio Turnover Rate	4%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.01%).
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select International Growth Fund
Notes to Financial Statements
Vanguard Advice Select International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
9

Advice Select International Growth Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Baillie Gifford Overseas Ltd., beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI ACWI ex-USA Growth Index since January 31, 2022. For the six months ended April 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $14,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $15,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
10

Advice Select International Growth Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	127,793	—	—	127,793
Common Stocks—Other	22,321	281,197	—	303,518
Temporary Cash Investments	10,587	—	—	10,587
Total	160,701	281,197	—	441,898
E.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	418,135
Gross Unrealized Appreciation	58,341
Gross Unrealized Depreciation	(34,578)
Net Unrealized Appreciation (Depreciation)	23,763
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $32,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2023, the fund purchased $192,973,000 of investment securities and sold $11,555,000 of investment securities, other than temporary cash investments.
11

Advice Select International Growth Fund
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
	Shares (000)	Shares (000)
Issued	13,311	16,125
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,281)	(654)
Net Increase (Decrease) in Shares Outstanding	12,030	15,471
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Advice Select International Growth Fund has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford).  The board determined renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. The advisor utilizes fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised the fund since its inception in 2021.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
13

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below its peer group average.
The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Baillie Gifford. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select International Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44372 062023

Semiannual Report  |  April 30, 2023
Vanguard Advice Select Dividend Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Advice Select Dividend Growth Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,070.50	$2.41
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.46	2.36
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.47%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Advice Select Dividend Growth Fund
Fund Allocation
As of April 30, 2023
Consumer Discretionary	15.1%
Consumer Staples	15.5
Financials	17.8
Health Care	19.0
Industrials	11.0
Information Technology	10.3
Materials	9.3
Real Estate	2.0
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Advice Select Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (95.7%)
Consumer Discretionary (14.5%)
TJX Cos. Inc.	275,207	21,692
NIKE Inc. Class B	164,562	20,853
McDonald's Corp.	55,738	16,485
		59,030
Consumer Staples (14.8%)
PepsiCo Inc.	98,954	18,890
Colgate-Palmolive Co.	215,065	17,162
Procter & Gamble Co.	106,012	16,578
Coca-Cola Co.	121,781	7,812
		60,442
Financials (17.0%)
Visa Inc. Class A	86,127	20,044
Marsh & McLennan Cos. Inc.	102,954	18,551
Chubb Ltd.	81,005	16,328
American Express Co.	89,768	14,482
		69,405
Health Care (18.2%)
UnitedHealth Group Inc.	37,148	18,280
Stryker Corp.	58,925	17,657
Danaher Corp.	63,869	15,131
Johnson & Johnson	73,400	12,016
Medtronic plc	123,508	11,233
		74,317
Industrials (10.6%)
Honeywell International Inc.	93,891	18,763
Northrop Grumman Corp.	28,312	13,060
Union Pacific Corp.	36,266	7,097
Lockheed Martin Corp.	8,922	4,144
		43,064
	Shares	Market Value• ($000)
Information Technology (9.8%)
Microsoft Corp.	55,579	17,077
Accenture plc Class A	54,634	15,313
Texas Instruments Inc.	45,421	7,595
		39,985
Materials (8.9%)
Linde plc	52,486	19,391
Ecolab Inc.	100,039	16,791
		36,182
Real Estate (1.9%)
American Tower Corp.	38,145	7,796
Total Common Stocks (Cost $368,014)		390,221
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[1] Vanguard Market Liquidity Fund, 4.853% (Cost $19,290)	192,934	19,292
Total Investments (100.4%) (Cost $387,304)		409,513
Other Assets and Liabilities—Net (-0.4%)		(1,760)
Net Assets (100%)		407,753
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $368,014)	390,221
Affiliated Issuers (Cost $19,290)	19,292
Total Investments in Securities	409,513
Investment in Vanguard	13
Receivables for Accrued Income	427
Receivables for Capital Shares Issued	1,541
Total Assets	411,494
Liabilities
Payables for Investment Securities Purchased	2,851
Payables for Capital Shares Redeemed	624
Payables to Investment Advisor	234
Payables to Vanguard	32
Total Liabilities	3,741
Net Assets	407,753
At April 30, 2023, net assets consisted of:

Paid-in Capital	387,589
Total Distributable Earnings (Loss)	20,164
Net Assets	407,753

Net Assets
Applicable to 15,965,386 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	407,753
Net Asset Value Per Share	$25.54
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Dividend Growth Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends	2,489
Interest[1]	239
Total Income	2,728
Expenses
Investment Advisory Fees—Note B
Basic Fee	364
Performance Adjustment	25
The Vanguard Group—Note C
Management and Administrative	265
Marketing and Distribution	9
Custodian Fees	7
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	682
Net Investment Income	2,046
Realized Net Gain (Loss) on Investment Securities Sold[1]	(2,447)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	22,096
Net Increase (Decrease) in Net Assets Resulting from Operations	21,695
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $239,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,046	934
Realized Net Gain (Loss)	(2,447)	(861)
Change in Unrealized Appreciation (Depreciation)	22,096	113
Net Increase (Decrease) in Net Assets Resulting from Operations	21,695	186
Distributions
Total Distributions	(1,439)	(274)
Capital Share Transactions
Issued	193,111	221,568
Issued in Lieu of Cash Distributions	1,210	248
Redeemed	(16,844)	(11,708)
Net Increase (Decrease) from Capital Share Transactions	177,477	210,108
Total Increase (Decrease)	197,733	210,020
Net Assets
Beginning of Period	210,020	—
End of Period	407,753	210,020
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Dividend Growth Fund
Financial Highlights
	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$24.00	$25.00
Investment Operations
Net Investment Income[2]	.171	.295
Net Realized and Unrealized Gain (Loss) on Investments	1.512	(1.187)
Total from Investment Operations	1.683	(.892)
Distributions
Dividends from Net Investment Income	(.133)	(.108)
Distributions from Realized Capital Gains	(.010)	—
Total Distributions	(.143)	(.108)
Net Asset Value, End of Period	$25.54	$24.00
Total Return[3]	7.05%	-3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$408	$210
Ratio of Total Expenses to Average Net Assets	0.47%[4]	0.45%[5]
Ratio of Net Investment Income to Average Net Assets	1.40%	1.28%[5]
Portfolio Turnover Rate	5%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select Dividend Growth Fund
Notes to Financial Statements
Vanguard Advice Select Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may
9

Advice Select Dividend Growth Fund
be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp , beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P U.S. Dividend Growers Index since January 31, 2022. For the six months ended April 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.25% of the fund’s average net assets, before a net increase of $25,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $13,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
10

Advice Select Dividend Growth Fund
E.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	388,794
Gross Unrealized Appreciation	28,802
Gross Unrealized Depreciation	(8,083)
Net Unrealized Appreciation (Depreciation)	20,719
F.  During the six months ended April 30, 2023, the fund purchased $181,148,000 of investment securities and sold $14,028,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	November 9, 2021[1] to October 31, 2022
	Shares (000)	Shares (000)
Issued	7,848	9,238
Issued in Lieu of Cash Distributions	50	11
Redeemed	(684)	(498)
Net Increase (Decrease) in Shares Outstanding	7,214	8,751
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Advice Select Dividend Growth Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management).  The board determined renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in select companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Valuation is also an important input to the investment process, as Wellington Management seeks to purchase these businesses when short-term dislocations have made the share price attractive. Wellington Management has managed the fund since its inception in 2021.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
12

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below its peer group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
 The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select Dividend Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44352 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.